As filed with the U.S. Securities and Exchange Commission
on August 17, 2026
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 896 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 899 ☑
(Check appropriate box or boxes)

Global X Funds
(Exact Name of Registrant as Specified in Charter)
605 3rd Avenue, 43rd Floor
New York, NY 10158
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code:  (212) 644-6440

Send Copies of Communications to:

Jasmin M. Ali, Esquire	Eric S. Purple, Esquire
605 3rd Avenue, 43rd Floor	Stradley Ronon Stevens & Young, LLP
New York, New York 10158	2000 K Street, N.W., Suite 700
(NAME AND ADDRESS OF AGENT FOR SERVICE)	Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b)
❑ on (date) pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
❑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Global X PureCap℠ MSCI Financials ETF
NYSE Arca: GXPF
Global X PureCap℠ MSCI Health Care ETF
NYSE Arca: GXPH
Global X PureCap℠ MSCI Industrials ETF
NYSE Arca: GXPI
Global X PureCap℠ MSCI Materials ETF
NYSE Arca: GXPM
Global X PureCap℠ MSCI Utilities ETF
NYSE Arca: GXPU
Global X PureCap℠ MSCI Real Estate ETF
NYSE Arca: GXPR

Prospectus

August 17, 2026

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares in a Fund (defined below) are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government, nor are shares deposits or obligations of any bank. Such shares in a Fund involve investment risks, including the loss of principal.

i

Global X PureCap℠ MSCI Financials ETF

Ticker: GXPF Exchange: NYSE Arca

INVESTMENT OBJECTIVE

The Global X PureCap℠ MSCI Financials ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Financials Index ("Underlying Index").

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares (“Shares”) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.25%
Distribution and Service (12b-1) Fees:	None
Other Expenses:[1]	0.00%
Acquired Fund Fees and Expenses:[2]	0.06%
Total Annual Fund Operating Expenses:	0.31%
Expense Reimbursement and/or Fee Waiver:[3]	(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	0.15%

1    Other Expenses are based on estimated amounts for the current fiscal year.
2    "Acquired Fund Fees and Expenses" sets forth the Fund’s pro rata portion of the cumulative expenses charged by the exchange-traded funds, closed-end funds, business development companies and other investment companies in which the Fund invests. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets. Total annual fund operating expenses may not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Fund’s Prospectus and in the Fund’s shareholder reports (when available), which reflect the Fund’s operating expenses and do not include acquired fund fees and expenses. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
3    Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2028. The Expense Limitation Agreement may not be terminated without the consent of the Trust's Board of Trustees prior to its expiration.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$15	$70

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. This is a new fund and does not yet have a portfolio turnover rate to disclose.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the Financials sector. This is accomplished by investing in the component securities of the Underlying Index or in investments (either directly or indirectly through exchange traded funds (“ETFs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is designed to track the performance of U.S. securities included in the MSCI USA Index that fall within the Financials sector based on the MSCI and S&P Dow Jones Indices' Global Industry Classification Standard (GICS®), as determined by MSCI Inc. (“MSCI” or the "Index Provider"). As of June 1, 2026, the Underlying Index had 83 constituents with a market capitalization between $11.1 billion and $1,014.2 billion.

The Underlying Index, which rebalances and is reconstituted on a quarterly basis, implements a free float market capitalization weighting methodology that does not impose maximum weight constraints on individual securities, which enables greater exposure to securities classified by GICS® as Financials companies than would otherwise be possible if maximum weight constraints were imposed (so-called “PureCap” exposure to the Financials sector). Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). As part of the investment strategy, the Fund may also invest in ETFs that track the performance of companies within the Financials sector or companies that, either individually or in the aggregate, invest in securities that collectively have an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other economic characteristics. Rebalancing refers to regular adjustments made to the weights of existing constituents within an index consistent with the methodology of that index, whereas reconstituting refers to the process of adding or removing the constituent securities of an index. The selection of the components of the Underlying Index is made by the Index Provider based on its proprietary methodology. The Fund’s portfolio is generally rebalanced and reconstituted in accordance with the Underlying Index.

As defined by GICS®, the Financials sector encompasses "companies engaged in banking, financial services, consumer finance, capital markets and insurance activities. It also includes Financial Exchanges & Data and Mortgage REITs."
The Underlying Index is created and sponsored by the Index Provider. Any determinations related to the constituents of the Underlying Index are made by the Index Provider and are independent of the Fund's portfolio managers. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other characteristics. These include market capitalization and other financial characteristics of securities. Under normal circumstances, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes (if any), will be invested in (i) component securities of the Underlying Index and (ii) investments that have economic characteristics that, either individually or when combined, are similar to the economic characteristics of such component securities.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of June 1, 2026, the Underlying Index was concentrated in the Financial Services, Capital Markets and Banking industries and had significant exposure to the Financials sector.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

SUMMARY OF PRINCIPAL RISKS

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of its affiliates. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of the Prospectus and in the Statement of Additional Information ("SAI"). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of a company’s business performance, investor perceptions, stock market trends and general economic conditions.

ETF Investment Risk: The Fund is subject to the same risks as underlying ETFs in which it may invest, including: that the underlying ETF’s shares may trade at a premium or discount to NAV; that an underlying ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; that an active trading market for an underlying ETF’s shares may not develop or be maintained; that trading in an underlying ETF’s shares may be halted in certain circumstances; and that an underlying ETF may fail to achieve its investment objective, which may adversely affect the value of the Fund’s investment in the underlying ETF and the overall performance of the Fund. Subjective decisions made by the investment adviser of an underlying ETF may cause the underlying ETF to incur losses or to miss profit opportunities on which it may otherwise have capitalized. Because the value of an underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. An underlying ETF that seeks to track an underlying index may experience tracking error in relation to the index. Further, a lack of liquidity may result in the underlying ETF’s value being more volatile than the underlying portfolio securities. Underlying ETFs in which the Fund invests may be non-diversified under the Investment Company Act of 1940 and its shares may be more volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities. In addition, investments in the securities of underlying ETFs may involve duplication of advisory fees and certain other expenses.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may adapt more slowly to new competitive challenges and changing market conditions than smaller capitalization companies. In addition, large-capitalization companies may be more mature and subject to more limited growth potential and consequently may underperform other segments of the equity market or the market as a whole.

Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund and its service providers (including, without limitation, the Adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.

Focus Risk: The Fund may from time to time have a significant amount of its assets invested in a particular industry, group of industries, or one or more sectors to approximately the same extent that the Underlying Index focuses in investments related to a particular industry, group of industries, and/or one or more sectors. In such event, the Fund’s performance will depend to a greater extent on the overall condition of such industry(ies) or sector(s), and an economic, business, political, regulatory, or other occurrence affecting such industry(ies) or sector(s) will have an increased impact on the value of the Fund’s shares compared to the value of shares of a fund that invests in a broader range of industries or sectors.

Risks Related to Investing in the Banking Industry: The performance of stocks in the banking industry may be affected by extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge, and the amount of capital they must maintain. The banking sector is particularly sensitive to fluctuations in interest rates. Credit, borrower, asset, depositor or counterparty concentration can negatively impact banking companies, as well as credit losses resulting from financial difficulties of borrowers. The banking sector is a target for cyber-attacks and financial services companies may experience technological malfunctions, disruptions, and/or failures, which may cause losses and may negatively impact the Fund.

Risks Related to Investing in the Capital Markets Industry: Companies in the capital markets industry may be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuations in interest rates and other factors which could adversely affect financial markets.

Risks Related to Investing in the Financials Sector: Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulation and intervention, changes in interest rates, economic conditions, volatility in financial markets, credit rating downgrades, exposure concentration, and decreased liquidity in credit markets. The financials sector is a target for cyber-attacks and financial services companies may experience technological malfunctions, disruptions, and/or failures, which may cause losses and may negatively impact the Fund.

Risks Related to Investing in the Financial Services Industry: The performance of stocks in the Financial Services industry may be adversely impacted by the banking, insurance, mortgage financing, and transaction & payment processing services activities, government regulations, economic conditions, credit rating downgrades, and other factors which could adversely affect financial markets.

Geographic Risk: The Fund’s investments in securities of issuers located in a particular country or geographic region may subject the Fund to certain risks to a greater extent than if its investments were less focused, including: natural, biological or other disasters and the spread of infectious diseases; economic, political and social instability; security concerns; and trade disputes with key trading partners. The securities in which the Fund invests and, consequently, the Fund is also subject to specific risks as a result of their business operations in a particular country or region, including, but not limited to:

Risk of Investing in Developed Markets: Investments in a developed country’s issuer may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in the United States: Investments in United States issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

Indexing Strategy Risk: The Fund is generally not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, if a constituent of the Underlying Index were removed, even outside of a regular rebalance of the Underlying Index, the Adviser anticipates that the Fund make similar changes to its portfolio. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index.

Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Representative Sampling Risk: Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the Underlying Index and resemble the Underlying Index in terms of risk factors and other key characteristics. When the Fund utilizes a representative sampling strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may not have an investment profile similar to those of the Underlying Index.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

In-Kind Contribution Risk: The Trust, on behalf of the Fund, may acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Internal Revenue Code of 1986, as amended (the “Code”). If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of such company's securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund and its investments. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns. Trade policy, including the imposition of tariffs, may dampen consumer spending and result in decreased confidence in the markets. Additionally, political uncertainty regarding U.S. policy, including the U.S. government’s approach to trade, may also impact the markets. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious diseases, inflation and recessions, changes in interest or exchange rates, or other events could have a significant impact on the Fund and its investments and trading of its Shares. Market risk factors may result in increased volatility and/or decreased liquidity in the securities markets.

New Fund Risk: The Fund is a new fund, with limited or no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"), which means that the Fund may invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes, cyber security incidents, and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder Risk: Certain shareholders, including an Authorized Participant, the Adviser, an affiliate of the Adviser, or funds managed by the Adviser, may own a substantial amount of the Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to the Underlying Index. The Fund's performance is not necessarily indicative of how the Fund will perform in the future.

FUND MANAGEMENT

Investment Adviser: Global X Management Company LLC.

Portfolio Managers: The professionals primarily responsible for the day-to-day management of the Fund are Nam To, CFA and Sandy Lu, CFA (“Portfolio Managers”). Messrs. To and Lu have been Portfolio Managers of the Fund since the Fund's inception.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are or will be listed and traded at market prices on a national securities exchange. Shares may only be purchased and sold on the exchange through a broker-dealer. The price of Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Only "Authorized Participants" (as defined in the SAI) who have entered into agreements with the Fund's distributor, SEI Investments Distribution Co. ("Distributor"), may engage in creation or redemption transactions directly with the Fund. The Fund will only issue or redeem Shares that have been aggregated into blocks called Creation Units. The Fund will issue or redeem Creation Units in return for a basket of cash and/or securities that the Fund specifies any day that the national securities exchanges are open for business (“Business Day”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). To access information regarding the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, please go to www.globalxetfs.com.

TAX INFORMATION

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement such as a 401(k) plan or an individual retirement account ("IRA"), in which case distributions from such tax-advantaged arrangement may be taxable to you.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Adviser and its related companies may pay broker-dealers or other financial intermediaries (such as a bank) for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing your broker-dealer, sales persons or other intermediary or its employees or associated persons to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary's website for more information.

Global X PureCap℠ MSCI Health Care ETF

Ticker: GXPH Exchange: NYSE Arca

INVESTMENT OBJECTIVE

The Global X PureCap℠ MSCI Health Care ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Health Care Index ("Underlying Index").

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares (“Shares”) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.25%
Distribution and Service (12b-1) Fees:	None
Other Expenses:[1]	0.00%
Acquired Fund Fees and Expenses:[2]	0.07%
Total Annual Fund Operating Expenses:	0.32%
Expense Reimbursement and/or Fee Waiver:[3]	(0.17)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	0.15%

1    Other Expenses are based on estimated amounts for the current fiscal year.
2    "Acquired Fund Fees and Expenses" sets forth the Fund’s pro rata portion of the cumulative expenses charged by the exchange-traded funds, closed-end funds, business development companies and other investment companies in which the Fund invests. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets. Total annual fund operating expenses may not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Fund’s Prospectus and in the Fund’s shareholder reports (when available), which reflect the Fund’s operating expenses and do not include acquired fund fees and expenses. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
3    Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2028. The Expense Limitation Agreement may not be terminated without the consent of the Trust's Board of Trustees prior to its expiration.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$15	$70
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. This is a new fund and does not yet have a portfolio turnover rate to disclose.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the Health Care sector. This is accomplished by investing in the component securities of the Underlying

Index or in investments (either directly or indirectly through exchange traded funds (“ETFs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is designed to track the performance of U.S. securities included in the MSCI USA Index that fall within the Health Care sector based on the MSCI and S&P Dow Jones Indices' Global Industry Classification Standard (GICS®), as determined by MSCI Inc. (“MSCI” or the "Index Provider"). As of June 1, 2026, the Underlying Index had 57 constituents with a market capitalization between $10.3 billion and $1,019.2 billion.

The Underlying Index, which rebalances and is reconstituted on a quarterly basis, implements a free float market capitalization weighting methodology that does not impose maximum weight constraints on individual securities, which enables greater exposure to securities classified by GICS® as Health Care companies than would otherwise be possible if maximum weight constraints were imposed (so-called “PureCap” exposure to the Health Care sector). Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). As part of the investment strategy, the Fund may also invest in ETFs that track the performance of companies within the Health Care sector or companies that, either individually or in the aggregate, invest in securities that collectively have an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other economic characteristics. Rebalancing refers to regular adjustments made to the weights of existing constituents within an index consistent with the methodology of that index, whereas reconstituting refers to the process of adding or removing the constituent securities of an index. The selection of the components of the Underlying Index is made by the Index Provider based on its proprietary methodology. The Fund’s portfolio is generally rebalanced and reconstituted in accordance with the Underlying Index.

As defined by GICS®, the Health Care sector includes "health care providers & services, companies that manufacture and distribute health care equipment & supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products.”

The Underlying Index is created and sponsored by the Index Provider. Any determinations related to the constituents of the Underlying Index are made by the Index Provider and are independent of the Fund's portfolio managers. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other characteristics. These include market capitalization and other financial characteristics of securities. Under normal circumstances, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes (if any), will be invested in (i) component securities of the Underlying Index and (ii) investments that have economic characteristics that, either individually or when combined, are similar to the economic characteristics of such component securities.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of June 1, 2026, the Underlying Index was concentrated in the Pharmaceuticals industry and had significant exposure to the Health Care sector.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

SUMMARY OF PRINCIPAL RISKS

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of its affiliates. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of the Prospectus and in the Statement of Additional Information ("SAI"). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of a company’s business performance, investor perceptions, stock market trends and general economic conditions.

ETF Investment Risk: The Fund is subject to the same risks as underlying ETFs in which it may invest, including: that the underlying ETF’s shares may trade at a premium or discount to NAV; that an underlying ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; that an active trading market for an underlying ETF’s shares may not develop or be maintained; that trading in an underlying ETF’s shares may be halted in certain circumstances; and that an underlying ETF may fail to achieve its investment objective, which may adversely affect the value of the Fund’s investment in the underlying ETF and the overall performance of the Fund. Subjective decisions made by the investment adviser of an underlying ETF may cause the underlying ETF to incur losses or to miss profit opportunities on which it may otherwise have capitalized. Because the value of an underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. An underlying ETF that seeks to track an underlying index may experience tracking error in relation to the index. Further, a lack of liquidity may result in the underlying ETF’s value being more volatile than the underlying portfolio securities. Underlying ETFs in which the Fund invests may be non-diversified under the Investment Company Act of 1940 and its shares may be more volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities. In addition, investments in the securities of underlying ETFs may involve duplication of advisory fees and certain other expenses.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may adapt more slowly to new competitive challenges and changing market conditions than smaller capitalization companies. In addition, large-capitalization companies may be more mature and subject to more limited growth potential and consequently may underperform other segments of the equity market or the market as a whole.

Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund and its service providers (including, without limitation, the Adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.

Focus Risk: The Fund may from time to time have a significant amount of its assets invested in a particular industry, group of industries, or one or more sectors to approximately the same extent that the Underlying Index focuses in investments related to a particular industry, group of industries, and/or one or more sectors. In such event, the Fund’s performance will depend to a greater extent on the overall condition of such industry(ies) or sector(s), and an economic, business, political, regulatory, or other occurrence affecting such industry(ies) or sector(s) will have an increased impact on the value of the Fund’s shares compared to the value of shares of a fund that invests in a broader range of industries or sectors.

Risks Related to Investing in the Health Care Sector: The health care sector may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a company's patent may adversely affect that company's profitability. Health care companies are subject to competitive forces that may result in price discounting and may be thinly capitalized and susceptible to product obsolescence. Companies in the health care sector may also be affected by unforeseen circumstances including but not limited to the spread of infectious disease which could impact drug development priorities and pipelines, supply and demand dynamics for health care equipment, as well as the ability to receive care in health care service facilities.

Risks Related to Investing in the Pharmaceuticals Industry: Companies in the pharmaceuticals industry may be affected by industry competition, dependency on a limited number of products, obsolescence of products, government approvals and regulations, loss or impairment of intellectual property rights and litigation regarding product liability. Demand for pharmaceuticals, generally speaking and specific to sub-segments, may fluctuate due to unexpected events, including but not limited to global health crises like pandemics which could strain health care systems and alter health care needs. Such demand fluctuations could positively or negatively impact pharmaceutical companies.

Geographic Risk: The Fund’s investments in securities of issuers located in a particular country or geographic region may subject the Fund to certain risks to a greater extent than if its investments were less focused, including: natural, biological or other disasters and the spread of infectious diseases; economic, political and social instability; security concerns; and trade disputes with key trading partners. The securities in which the Fund invests and, consequently, the Fund is also subject to specific risks as a result of their business operations in a particular country or region, including, but not limited to:

Risk of Investing in Developed Markets: Investments in a developed country’s issuer may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in the United States: Investments in United States issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

Indexing Strategy Risk: The Fund is generally not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, if a constituent of the Underlying Index were removed, even outside of a regular rebalance of the Underlying Index, the Adviser anticipates that the Fund make similar changes to its portfolio. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Representative Sampling Risk: Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the Underlying Index and resemble the Underlying Index in terms of risk factors and other key characteristics. When the Fund utilizes a representative sampling strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may not have an investment profile similar to those of the Underlying Index.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

In-Kind Contribution Risk: The Trust, on behalf of the Fund, may acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Internal Revenue Code of 1986, as amended (the “Code”). If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of such company's securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund and its investments. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns. Trade policy, including the imposition of tariffs, may dampen consumer spending and result in decreased confidence in the markets. Additionally, political uncertainty regarding U.S. policy, including the U.S. government’s approach to trade, may also impact the markets. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious diseases, inflation and recessions, changes in interest or exchange rates, or other events could have a significant impact on the Fund and its investments and trading of its Shares. Market risk factors may result in increased volatility and/or decreased liquidity in the securities markets.

New Fund Risk: The Fund is a new fund, with limited or no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"), which means that the Fund may invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes, cyber security incidents, and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder Risk: Certain shareholders, including an Authorized Participant, the Adviser, an affiliate of the Adviser, or funds managed by the Adviser, may own a substantial amount of the Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to the Underlying Index. The Fund's performance is not necessarily indicative of how the Fund will perform in the future.

FUND MANAGEMENT

Investment Adviser: Global X Management Company LLC.

Portfolio Managers: The professionals primarily responsible for the day-to-day management of the Fund are Nam To, CFA and Sandy Lu, CFA (“Portfolio Managers”). Messrs. To and Lu have been Portfolio Managers of the Fund since the Fund's inception.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are or will be listed and traded at market prices on a national securities exchange. Shares may only be purchased and sold on the exchange through a broker-dealer. The price of Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Only "Authorized Participants" (as defined in the SAI) who have entered into agreements with the Fund's distributor, SEI Investments Distribution Co. ("Distributor"), may engage in creation or redemption transactions directly with the Fund. The Fund will only issue or redeem Shares that have been aggregated into blocks called Creation Units. The Fund will issue or redeem Creation Units in return for a basket of cash and/or securities that the Fund specifies any day that the national securities exchanges are open for business (“Business Day”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). To access information regarding the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, please go to www.globalxetfs.com.

TAX INFORMATION

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement such as a 401(k) plan or an individual retirement account ("IRA"), in which case distributions from such tax-advantaged arrangement may be taxable to you.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Adviser and its related companies may pay broker-dealers or other financial intermediaries (such as a bank) for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing your broker-dealer, sales persons or other intermediary or its employees or associated persons to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary's website for more information.

Global X PureCap℠ MSCI Industrials ETF

Ticker: GXPI Exchange: NYSE Arca

INVESTMENT OBJECTIVE

The Global X PureCap℠ MSCI Industrials ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Industrials Index ("Underlying Index").

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares (“Shares”) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.25%
Distribution and Service (12b-1) Fees:	None
Other Expenses:[1]	0.00%
Acquired Fund Fees and Expenses:[2]	0.05%
Total Annual Fund Operating Expenses:	0.30%
Expense Reimbursement and/or Fee Waiver:[3]	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	0.15%

1    Other Expenses are based on estimated amounts for the current fiscal year.
2    "Acquired Fund Fees and Expenses" sets forth the Fund’s pro rata portion of the cumulative expenses charged by the exchange-traded funds, closed-end funds, business development companies and other investment companies in which the Fund invests. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets. Total annual fund operating expenses may not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Fund’s Prospectus and in the Fund’s shareholder reports (when available), which reflect the Fund’s operating expenses and do not include acquired fund fees and expenses. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
3    Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2028. The Expense Limitation Agreement may not be terminated without the consent of the Trust's Board of Trustees prior to its expiration.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$15	$70

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. This is a new fund and does not yet have a portfolio turnover rate to disclose.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the Industrials sector. This is accomplished by investing in the component securities of the Underlying Index or in investments (either directly or indirectly through exchange traded funds (“ETFs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is designed to track the performance of U.S. securities included in the MSCI USA Index that fall within the Industrials sector based on the MSCI and S&P Dow Jones Indices' Global Industry Classification Standard (GICS®), as determined by MSCI Inc. (“MSCI” or the "Index Provider"). As of June 1, 2026, the Underlying Index had 57 constituents with a market capitalization between $10.3 billion and $1,019.2 billion.

The Underlying Index, which rebalances and is reconstituted on a quarterly basis, implements a free float market capitalization weighting methodology that does not impose maximum weight constraints on individual securities, which enables greater exposure to securities classified by GICS® as Industrials companies than would otherwise be possible if maximum weight constraints were imposed (so-called “PureCap” exposure to the Industrials sector). Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). As part of the investment strategy, the Fund may also invest in ETFs that track the performance of companies within the Industrials sector or companies that, either individually or in the aggregate, invest in securities that collectively have an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other economic characteristics. Rebalancing refers to regular adjustments made to the weights of existing constituents within an index consistent with the methodology of that index, whereas reconstituting refers to the process of adding or removing the constituent securities of an index. The selection of the components of the Underlying Index is made by the Index Provider based on its proprietary methodology. The Fund’s portfolio is generally rebalanced and reconstituted in accordance with the Underlying Index.

As defined by GICS®, the Industrials sector includes " manufacturers and distributors of capital goods such as aerospace & defense, building products, electrical equipment and machinery and companies that offer construction & engineering services. It also includes providers of commercial & professional services including printing, environmental and facilities services, office services & supplies, security & alarm services, human resource & employment services, research & consulting services. It also includes companies that provide transportation services.”

The Underlying Index is created and sponsored by the Index Provider. Any determinations related to the constituents of the Underlying Index are made by the Index Provider and are independent of the Fund's portfolio managers. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other characteristics. These include market capitalization and other financial characteristics of securities. Under normal circumstances, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes (if any), will be invested in (i) component securities of the Underlying Index and (ii) investments that have economic characteristics that, either individually or when combined, are similar to the economic characteristics of such component securities.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of June 1, 2026, the Underlying Index was concentrated in the Aerospace & Defense industry and had significant exposure to the Industrials sector.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

SUMMARY OF PRINCIPAL RISKS

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of its affiliates. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of the Prospectus and in the Statement of Additional Information ("SAI"). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of a company’s business performance, investor perceptions, stock market trends and general economic conditions.

ETF Investment Risk: The Fund is subject to the same risks as underlying ETFs in which it may invest, including: that the underlying ETF’s shares may trade at a premium or discount to NAV; that an underlying ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; that an active trading market for an underlying ETF’s shares may not develop or be maintained; that trading in an underlying ETF’s shares may be halted in certain circumstances; and that an underlying ETF may fail to achieve its investment objective, which may adversely affect the value of the Fund’s investment in the underlying ETF and the overall performance of the Fund. Subjective decisions made by the investment adviser of an underlying ETF may cause the underlying ETF to incur losses or to miss profit opportunities on which it may otherwise have capitalized. Because the value of an underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. An underlying ETF that seeks to track an underlying index may experience tracking error in relation to the index. Further, a lack of liquidity may result in the underlying ETF’s value being more volatile than the underlying portfolio securities. Underlying ETFs in which the Fund invests may be non-diversified under the Investment Company Act of 1940 and its shares may be more volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities. In addition, investments in the securities of underlying ETFs may involve duplication of advisory fees and certain other expenses.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may adapt more slowly to new competitive challenges and changing market conditions than smaller capitalization companies. In addition, large-capitalization companies may be more mature and subject to more limited growth potential and consequently may underperform other segments of the equity market or the market as a whole.

Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund and its service providers (including, without limitation, the Adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.

Focus Risk: The Fund may from time to time have a significant amount of its assets invested in a particular industry, group of industries, or one or more sectors to approximately the same extent that the Underlying Index focuses in investments related to a particular industry, group of industries, and/or one or more sectors. In such event, the Fund’s performance will depend to a greater extent on the overall condition of such industry(ies) or sector(s), and an economic, business, political, regulatory, or other occurrence affecting such industry(ies) or sector(s) will have an increased impact on the value of the Fund’s shares compared to the value of shares of a fund that invests in a broader range of industries or sectors.

Risks Related to Investing in the Aerospace and Defense Industry: Companies in the Aerospace & Defense industry are subject to government defense budgets, geopolitical tensions, and regulatory changes, which can significantly impact revenues and profitability. Many Aerospace & Defense companies rely heavily on government contracts, making them vulnerable to shifts in defense spending policies, political cycles, and procurement cycles. Additionally, these companies face risks from supply chain disruptions, cost overruns, and technological obsolescence, particularly as advancements in defense technology evolve rapidly. Global political instability, trade restrictions, and changes in international alliances can also affect the demand for aerospace and defense products. Regulatory scrutiny over budgets, safety standards, procurement practices, and military applications may impose additional costs and operational constraints on companies in this industry.

Risks Related to Investing in the Industrials Sector: Companies in the industrials sector are subject to fluctuations in supply and demand for their specific product or service. The products of manufacturing companies may face product obsolescence due to rapid technological developments. Government regulation, world events and economic conditions affect the performance of companies in the industrials sector. Companies also may be adversely affected by environmental damage and product liability claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls or tariffs, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector.

Geographic Risk: The Fund’s investments in securities of issuers located in a particular country or geographic region may subject the Fund to certain risks to a greater extent than if its investments were less focused, including: natural, biological or other disasters and the spread of infectious diseases; economic, political and social instability; security concerns; and trade disputes with key trading partners. The securities in which the Fund invests and, consequently, the Fund is also subject to specific risks as a result of their business operations in a particular country or region, including, but not limited to:

Risk of Investing in Developed Markets: Investments in a developed country’s issuer may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in the United States: Investments in United States issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

Indexing Strategy Risk: The Fund is generally not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, if a constituent of the Underlying Index were removed, even outside of a regular rebalance of the Underlying Index, the Adviser anticipates that the Fund make similar changes to its portfolio. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Representative Sampling Risk: Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the Underlying Index and resemble the Underlying Index in terms of risk factors and other key characteristics. When the Fund utilizes a representative sampling strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may not have an investment profile similar to those of the Underlying Index.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

In-Kind Contribution Risk: The Trust, on behalf of the Fund, may acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Internal Revenue Code of 1986, as amended (the “Code”). If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of such company's securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund and its investments. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns. Trade policy, including the imposition of tariffs, may dampen consumer spending and result in decreased confidence in the markets. Additionally, political uncertainty regarding U.S. policy, including the U.S. government’s approach to trade, may also impact the markets. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious diseases, inflation and recessions, changes in interest or exchange rates, or other events could have a significant impact on the Fund and its investments and trading of its Shares. Market risk factors may result in increased volatility and/or decreased liquidity in the securities markets.

New Fund Risk: The Fund is a new fund, with limited or no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"), which means that the Fund may invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes, cyber security incidents, and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder Risk: Certain shareholders, including an Authorized Participant, the Adviser, an affiliate of the Adviser, or funds managed by the Adviser, may own a substantial amount of the Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to the Underlying Index. The Fund's performance is not necessarily indicative of how the Fund will perform in the future.

FUND MANAGEMENT

Investment Adviser: Global X Management Company LLC.

Portfolio Managers: The professionals primarily responsible for the day-to-day management of the Fund are Nam To, CFA and Sandy Lu, CFA (“Portfolio Managers”). Messrs. To and Lu have been Portfolio Managers of the Fund since the Fund's inception.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are or will be listed and traded at market prices on a national securities exchange. Shares may only be purchased and sold on the exchange through a broker-dealer. The price of Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Only "Authorized Participants" (as defined in the SAI) who have entered into agreements with the Fund's distributor, SEI Investments Distribution Co. ("Distributor"), may engage in creation or redemption transactions directly with the Fund. The Fund will only issue or redeem Shares that have been aggregated into blocks called Creation Units. The Fund will issue or redeem Creation Units in return for a basket of cash and/or securities that the Fund specifies any day that the national securities exchanges are open for business (“Business Day”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). To access information regarding the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, please go to www.globalxetfs.com.

TAX INFORMATION

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement such as a 401(k) plan or an individual retirement account ("IRA"), in which case distributions from such tax-advantaged arrangement may be taxable to you.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Adviser and its related companies may pay broker-dealers or other financial intermediaries (such as a bank) for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing your broker-dealer, sales persons or other intermediary or its employees or associated persons to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary's website for more information.

Global X PureCap℠ MSCI Materials ETF

Ticker: GXPM Exchange: NYSE Arca

INVESTMENT OBJECTIVE

The Global X PureCap℠ MSCI Materials ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Materials Index ("Underlying Index").

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares (“Shares”) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.25%
Distribution and Service (12b-1) Fees:	None
Other Expenses:[1]	0.00%
Acquired Fund Fees and Expenses:[2]	0.05%
Total Annual Fund Operating Expenses:	0.30%
Expense Reimbursement and/or Fee Waiver:[3]	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	0.15%

1    Other Expenses are based on estimated amounts for the current fiscal year.
2    "Acquired Fund Fees and Expenses" sets forth the Fund’s pro rata portion of the cumulative expenses charged by the exchange-traded funds, closed-end funds, business development companies and other investment companies in which the Fund invests. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets. Total annual fund operating expenses may not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Fund’s Prospectus and in the Fund’s shareholder reports (when available), which reflect the Fund’s operating expenses and do not include acquired fund fees and expenses. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
3    Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2028. The Expense Limitation Agreement may not be terminated without the consent of the Trust's Board of Trustees prior to its expiration.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$15	$70

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. This is a new fund and does not yet have a portfolio turnover rate to disclose.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the Materials sector. This is accomplished by investing in the component securities of the Underlying Index or in investments (either directly or indirectly through exchange traded funds (“ETFs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is designed to track the performance of U.S. securities included in the MSCI USA Index that fall within the Materials sector based on the MSCI and S&P Dow Jones Indices' Global Industry Classification Standard (GICS®), as determined by MSCI Inc. (“MSCI” or the "Index Provider"). As of June 1, 2026, the Underlying Index had 28 constituents with a market capitalization between $11.9 billion and $230.0 billion.

The Underlying Index, which rebalances and is reconstituted on a quarterly basis, implements a free float market capitalization weighting methodology that does not impose maximum weight constraints on individual securities, which enables greater exposure to securities classified by GICS® as Materials companies than would otherwise be possible if maximum weight constraints were imposed (so-called “PureCap” exposure to the Materials sector). Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). As part of the investment strategy, the Fund may also invest in ETFs that track the performance of companies within the Materials sector or companies that, either individually or in the aggregate, invest in securities that collectively have an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other economic characteristics. Rebalancing refers to regular adjustments made to the weights of existing constituents within an index consistent with the methodology of that index, whereas reconstituting refers to the process of adding or removing the constituent securities of an index. The selection of the components of the Underlying Index is made by the Index Provider based on its proprietary methodology. The Fund’s portfolio is generally rebalanced and reconstituted in accordance with the Underlying Index.

As defined by GICS®, the Materials sector includes "companies that manufacture chemicals, construction materials, forest products, glass, paper and related packaging products, and metals, minerals and mining companies, including producers of steel.”

The Underlying Index is created and sponsored by the Index Provider. Any determinations related to the constituents of the Underlying Index are made by the Index Provider and are independent of the Fund's portfolio managers. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other characteristics. These include market capitalization and other financial characteristics of securities. Under normal circumstances, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes (if any), will be invested in (i) component securities of the Underlying Index and (ii) investments that have economic characteristics that, either individually or when combined, are similar to the economic characteristics of such component securities.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of June 1, 2026, the Underlying Index was concentrated in the Chemicals and Metals & Mining industries and had significant exposure to the Materials sector.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

SUMMARY OF PRINCIPAL RISKS

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of its affiliates. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of the Prospectus and in the Statement of Additional Information ("SAI"). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of a company’s business performance, investor perceptions, stock market trends and general economic conditions.

ETF Investment Risk: The Fund is subject to the same risks as underlying ETFs in which it may invest, including: that the underlying ETF’s shares may trade at a premium or discount to NAV; that an underlying ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; that an active trading market for an underlying ETF’s shares may not develop or be maintained; that trading in an underlying ETF’s shares may be halted in certain circumstances; and that an underlying ETF may fail to achieve its investment objective, which may adversely affect the value of the Fund’s investment in the underlying ETF and the overall performance of the Fund. Subjective decisions made by the investment adviser of an underlying ETF may cause the underlying ETF to incur losses or to miss profit opportunities on which it may otherwise have capitalized. Because the value of an underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. An underlying ETF that seeks to track an underlying index may experience tracking error in relation to the index. Further, a lack of liquidity may result in the underlying ETF’s value being more volatile than the underlying portfolio securities. Underlying ETFs in which the Fund invests may be non-diversified under the Investment Company Act of 1940 and its shares may be more volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities. In addition, investments in the securities of underlying ETFs may involve duplication of advisory fees and certain other expenses.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may adapt more slowly to new competitive challenges and changing market conditions than smaller capitalization companies. In addition, large-capitalization companies may be more mature and subject to more limited growth potential and consequently may underperform other segments of the equity market or the market as a whole.

Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund and its service providers (including, without limitation, the Adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.

Focus Risk: The Fund may from time to time have a significant amount of its assets invested in a particular industry, group of industries, or one or more sectors to approximately the same extent that the Underlying Index focuses in investments related to a particular industry, group of industries, and/or one or more sectors. In such event, the Fund’s performance will depend to a greater extent on the overall condition of such industry(ies) or sector(s), and an economic, business, political, regulatory, or other occurrence affecting such industry(ies) or sector(s) will have an increased impact on the value of the Fund’s shares compared to the value of shares of a fund that invests in a broader range of industries or sectors.

Risks Related to Investing in the Chemicals Industry: The chemicals industry can be significantly affected by intense competition, product obsolescence, raw materials prices, and government regulation, and can be subject to risks associated with the production, handling and disposal of hazardous components, and litigation arising out of environmental contamination.

Risks Related to Investing in the Materials Sector: Companies in the materials sector are affected by commodity price volatility, exchange rates, import and export controls, supply chain disruptions, worldwide competition, social and political unrest, war, depletion of resources, technical advances, labor relations, over-production, litigation and government regulations, among other factors, among other factors.

Risks Related to Investing in the Metals and Mining Industry: Securities in the Fund's portfolio may be significantly subject to the effects of competitive pressures in the mining industry and the price of certain metals. The price of certain metals may be affected by changes in inflation rates, interest rates, monetary policy, economic conditions, and political stability. Commodity prices may fluctuate substantially over short periods of time; therefore, the Fund’s Share price may be more volatile than other types of investments. A significant portion of the world’s precious metals are held by governments, central banks and related institutions, and their policies may be unpredictable and may have a significant adverse impact on the supply and prices of precious metals. In addition, metals and mining companies, which may include companies at various stages of development, may also be significantly affected by import controls, worldwide competition, the success of exploration projects, fluctuation in extraction and production costs, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. Metals and mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which the Fund has exposure.

Geographic Risk: The Fund’s investments in securities of issuers located in a particular country or geographic region may subject the Fund to certain risks to a greater extent than if its investments were less focused, including: natural, biological or other disasters and the spread of infectious diseases; economic, political and social instability; security concerns; and trade disputes with key trading partners. The securities in which the Fund invests and, consequently, the Fund is also subject to specific risks as a result of their business operations in a particular country or region, including, but not limited to:

Risk of Investing in Developed Markets: Investments in a developed country’s issuer may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in the United States: Investments in United States issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

Indexing Strategy Risk: The Fund is generally not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, if a constituent of the Underlying Index were removed, even outside of a regular rebalance of the Underlying Index, the Adviser anticipates that the Fund make similar changes to its portfolio. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Representative Sampling Risk: Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the Underlying Index and resemble the Underlying Index in terms of risk factors and other key characteristics. When the Fund utilizes a representative sampling strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may not have an investment profile similar to those of the Underlying Index.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

In-Kind Contribution Risk: The Trust, on behalf of the Fund, may acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Internal Revenue Code of 1986, as amended (the “Code”). If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of such company's securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund and its investments. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns. Trade policy, including the imposition of tariffs, may dampen consumer spending and result in decreased confidence in the markets. Additionally, political uncertainty regarding U.S. policy, including the U.S. government’s approach to trade, may also impact the markets. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious diseases, inflation and recessions, changes in interest or exchange rates, or other events could have a significant impact on the Fund and its investments and trading of its Shares. Market risk factors may result in increased volatility and/or decreased liquidity in the securities markets.

New Fund Risk: The Fund is a new fund, with limited or no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"), which means that the Fund may invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes, cyber security incidents, and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder Risk: Certain shareholders, including an Authorized Participant, the Adviser, an affiliate of the Adviser, or funds managed by the Adviser, may own a substantial amount of the Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to the Underlying Index. The Fund's performance is not necessarily indicative of how the Fund will perform in the future.

FUND MANAGEMENT

Investment Adviser: Global X Management Company LLC.

Portfolio Managers: The professionals primarily responsible for the day-to-day management of the Fund are Nam To, CFA and Sandy Lu, CFA (“Portfolio Managers”). Messrs. To and Lu have been Portfolio Managers of the Fund since the Fund's inception.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are or will be listed and traded at market prices on a national securities exchange. Shares may only be purchased and sold on the exchange through a broker-dealer. The price of Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Only "Authorized Participants" (as defined in the SAI) who have entered into agreements with the Fund's distributor, SEI Investments Distribution Co. ("Distributor"), may engage in creation or redemption transactions directly with the Fund. The Fund will only issue or redeem Shares that have been aggregated into blocks called Creation Units. The Fund will issue or redeem Creation Units in return for a basket of cash and/or securities that the Fund specifies any day that the national securities exchanges are open for business (“Business Day”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). To access information regarding the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, please go to www.globalxetfs.com.

TAX INFORMATION

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement such as a 401(k) plan or an individual retirement account ("IRA"), in which case distributions from such tax-advantaged arrangement may be taxable to you.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Adviser and its related companies may pay broker-dealers or other financial intermediaries (such as a bank) for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing your broker-dealer, sales persons or other intermediary or its employees or associated persons to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary's website for more information.

Global X PureCap℠ MSCI Utilities ETF

Ticker: GXPU Exchange: NYSE Arca

INVESTMENT OBJECTIVE

The Global X PureCap℠ MSCI Utilities ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Utilities Index ("Underlying Index").

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares (“Shares”) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.25%
Distribution and Service (12b-1) Fees:	None
Other Expenses:[1]	0.00%
Acquired Fund Fees and Expenses:[2]	0.07%
Total Annual Fund Operating Expenses:	0.32%
Expense Reimbursement and/or Fee Waiver:[3]	(0.17)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	0.15%

1    Other Expenses are based on estimated amounts for the current fiscal year.
2    "Acquired Fund Fees and Expenses" sets forth the Fund’s pro rata portion of the cumulative expenses charged by the exchange-traded funds, closed-end funds, business development companies and other investment companies in which the Fund invests. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets. Total annual fund operating expenses may not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Fund’s Prospectus and in the Fund’s shareholder reports (when available), which reflect the Fund’s operating expenses and do not include acquired fund fees and expenses. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
3    Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2028. The Expense Limitation Agreement may not be terminated without the consent of the Trust's Board of Trustees prior to its expiration.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$15	$70

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. This is a new fund and does not yet have a portfolio turnover rate to disclose.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the Utilities sector. This is accomplished by investing in the component securities of the Underlying Index or in investments (either directly or indirectly through exchange traded funds (“ETFs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is designed to track the performance of U.S. securities included in the MSCI USA Index that fall within the Utilities sector based on the MSCI and S&P Dow Jones Indices' Global Industry Classification Standard (GICS®), as determined by MSCI Inc. (“MSCI” or the "Index Provider"). As of June 1, 2026, the Underlying Index had 29 constituents with a market capitalization between $18.0 billion and $174.5 billion.

The Underlying Index, which rebalances and is reconstituted on a quarterly basis, implements a free float market capitalization weighting methodology that does not impose maximum weight constraints on individual securities, which enables greater exposure to securities classified by GICS® as Utilities companies than would otherwise be possible if maximum weight constraints were imposed (so-called “PureCap” exposure to the Utilities sector). Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). As part of the investment strategy, the Fund may also invest in ETFs that track the performance of companies within the Utilities sector or companies that, either individually or in the aggregate, invest in securities that collectively have an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other economic characteristics. Rebalancing refers to regular adjustments made to the weights of existing constituents within an index consistent with the methodology of that index, whereas reconstituting refers to the process of adding or removing the constituent securities of an index. The selection of the components of the Underlying Index is made by the Index Provider based on its proprietary methodology. The Fund’s portfolio is generally rebalanced and reconstituted in accordance with the Underlying Index.

As defined by GICS®, the Utilities sector includes "utility companies such as electric, gas and water utilities. It also includes independent power producers & energy traders and companies that engage in generation and distribution of electricity using renewable sources.”

The Underlying Index is created and sponsored by the Index Provider. Any determinations related to the constituents of the Underlying Index are made by the Index Provider and are independent of the Fund's portfolio managers. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other characteristics. These include market capitalization and other financial characteristics of securities. Under normal circumstances, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes (if any), will be invested in (i) component securities of the Underlying Index and (ii) investments that have economic characteristics that, either individually or when combined, are similar to the economic characteristics of such component securities.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of June 1, 2026, the Underlying Index was concentrated in the Electric Utilities industry and had significant exposure to the Utilities sector.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

SUMMARY OF PRINCIPAL RISKS

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of its affiliates. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of the Prospectus and in the Statement of Additional Information ("SAI"). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of a company’s business performance, investor perceptions, stock market trends and general economic conditions.

ETF Investment Risk: The Fund is subject to the same risks as underlying ETFs in which it may invest, including: that the underlying ETF’s shares may trade at a premium or discount to NAV; that an underlying ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; that an active trading market for an underlying ETF’s shares may not develop or be maintained; that trading in an underlying ETF’s shares may be halted in certain circumstances; and that an underlying ETF may fail to achieve its investment objective, which may adversely affect the value of the Fund’s investment in the underlying ETF and the overall performance of the Fund. Subjective decisions made by the investment adviser of an underlying ETF may cause the underlying ETF to incur losses or to miss profit opportunities on which it may otherwise have capitalized. Because the value of an underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. An underlying ETF that seeks to track an underlying index may experience tracking error in relation to the index. Further, a lack of liquidity may result in the underlying ETF’s value being more volatile than the underlying portfolio securities. Underlying ETFs in which the Fund invests may be non-diversified under the Investment Company Act of 1940 and its shares may be more volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities. In addition, investments in the securities of underlying ETFs may involve duplication of advisory fees and certain other expenses.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may adapt more slowly to new competitive challenges and changing market conditions than smaller capitalization companies. In addition, large-capitalization companies may be more mature and subject to more limited growth potential and consequently may underperform other segments of the equity market or the market as a whole.

Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund and its service providers (including, without limitation, the Adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.

Focus Risk: The Fund may from time to time have a significant amount of its assets invested in a particular industry, group of industries, or one or more sectors to approximately the same extent that the Underlying Index focuses in investments related to a particular industry, group of industries, and/or one or more sectors. In such event, the Fund’s performance will depend to a greater extent on the overall condition of such industry(ies) or sector(s), and an economic, business, political, regulatory, or other occurrence affecting such industry(ies) or sector(s) will have an increased impact on the value of the Fund’s shares compared to the value of shares of a fund that invests in a broader range of industries or sectors.

Risks Related to Investing in the Electric Utilities Industry: Companies in the electric utilities industry may face increased financing costs, decreased demand resulting from energy conservation, and regulatory changes which have a material impact on their business.

Risks Related to Investing in the Utilities Sector: Companies in the utilities sector may be adversely affected by changes in exchange rates, domestic and international competition and governmental regulations on rates charged to customers. Privatization and deregulation in the utilities sector may subject companies to greater competition and losses in profitability. Companies in the utilities sector may have difficulty obtaining an adequate return on invested capital, raising capital, or financing large construction programs during periods of inflation or unsettled capital markets. In addition, companies in the utilities sector may be adversely affected due to increase in fuel and operating costs and the costs of complying with regulations. Furthermore, natural disasters, terrorist attacks, government intervention or other factors may render a utility company's equipment unusable or obsolete and negatively impact profitability.

Geographic Risk: The Fund’s investments in securities of issuers located in a particular country or geographic region may subject the Fund to certain risks to a greater extent than if its investments were less focused, including: natural, biological or other disasters and the spread of infectious diseases; economic, political and social instability; security concerns; and trade disputes with key trading partners. The securities in which the Fund invests and, consequently, the Fund is also subject to specific risks as a result of their business operations in a particular country or region, including, but not limited to:

Risk of Investing in Developed Markets: Investments in a developed country’s issuer may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in the United States: Investments in United States issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

Indexing Strategy Risk: The Fund is generally not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, if a constituent of the Underlying Index were removed, even outside of a regular rebalance of the Underlying Index, the Adviser anticipates that the Fund make similar changes to its portfolio. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Representative Sampling Risk: Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the Underlying Index and resemble the Underlying Index in terms of risk factors and other key characteristics. When the Fund utilizes a representative sampling strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may not have an investment profile similar to those of the Underlying Index.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

In-Kind Contribution Risk: The Trust, on behalf of the Fund, may acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Internal Revenue Code of 1986, as amended (the “Code”). If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of such company's securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund and its investments. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns. Trade policy, including the imposition of tariffs, may dampen consumer spending and result in decreased confidence in the markets. Additionally, political uncertainty regarding U.S. policy, including the U.S. government’s approach to trade, may also impact the markets. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious diseases, inflation and recessions, changes in interest or exchange rates, or other events could have a significant impact on the Fund and its investments and trading of its Shares. Market risk factors may result in increased volatility and/or decreased liquidity in the securities markets.

New Fund Risk: The Fund is a new fund, with limited or no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"), which means that the Fund may invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes, cyber security incidents, and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder Risk: Certain shareholders, including an Authorized Participant, the Adviser, an affiliate of the Adviser, or funds managed by the Adviser, may own a substantial amount of the Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to the Underlying Index. The Fund's performance is not necessarily indicative of how the Fund will perform in the future.

FUND MANAGEMENT

Investment Adviser: Global X Management Company LLC.

Portfolio Managers: The professionals primarily responsible for the day-to-day management of the Fund are Nam To, CFA and Sandy Lu, CFA (“Portfolio Managers”). Messrs. To and Lu have been Portfolio Managers of the Fund since the Fund's inception.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are or will be listed and traded at market prices on a national securities exchange. Shares may only be purchased and sold on the exchange through a broker-dealer. The price of Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Only "Authorized Participants" (as defined in the SAI) who have entered into agreements with the Fund's distributor, SEI Investments Distribution Co. ("Distributor"), may engage in creation or redemption transactions directly with the Fund. The Fund will only issue or redeem Shares that have been aggregated into blocks called Creation Units. The Fund will issue or redeem Creation Units in return for a basket of cash and/or securities that the Fund specifies any day that the national securities exchanges are open for business (“Business Day”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). To access information regarding the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, please go to www.globalxetfs.com.

TAX INFORMATION

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement such as a 401(k) plan or an individual retirement account ("IRA"), in which case distributions from such tax-advantaged arrangement may be taxable to you.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Adviser and its related companies may pay broker-dealers or other financial intermediaries (such as a bank) for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing your broker-dealer, sales persons or other intermediary or its employees or associated persons to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary's website for more information.

Global X PureCap℠ MSCI Real Estate ETF

Ticker: GXPR Exchange: NYSE Arca

INVESTMENT OBJECTIVE

The Global X PureCap℠ MSCI Real Estate ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Real Estate Index ("Underlying Index").

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares (“Shares”) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.25%
Distribution and Service (12b-1) Fees:	None
Other Expenses:[1]	0.00%
Acquired Fund Fees and Expenses:[2]	0.07%
Total Annual Fund Operating Expenses:	0.32%
Expense Reimbursement and/or Fee Waiver:[3]	(0.17)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	0.15%

1    Other Expenses are based on estimated amounts for the current fiscal year.
2    "Acquired Fund Fees and Expenses" sets forth the Fund’s pro rata portion of the cumulative expenses charged by the exchange-traded funds, closed-end funds, business development companies and other investment companies in which the Fund invests. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets. Total annual fund operating expenses may not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Fund’s Prospectus and in the Fund’s shareholder reports (when available), which reflect the Fund’s operating expenses and do not include acquired fund fees and expenses. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
3    Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2028. The Expense Limitation Agreement may not be terminated without the consent of the Trust's Board of Trustees prior to its expiration.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$15	$70
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. This is a new fund and does not yet have a portfolio turnover rate to disclose.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the Real Estate sector. This is accomplished by investing in the component securities of the Underlying

Index or in investments (either directly or indirectly through exchange traded funds (“ETFs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is designed to track the performance of U.S. securities included in the MSCI USA Index that fall within the Real Estate sector based on the MSCI and S&P Dow Jones Indices' Global Industry Classification Standard (GICS®), as determined by MSCI Inc. (“MSCI” or the "Index Provider"). As of June 1, 2026, the Underlying Index had 27 constituents with a market capitalization between $13.3 billion and $139.3 billion.

The Underlying Index, which rebalances and is reconstituted on a quarterly basis, implements a free float market capitalization weighting methodology that does not impose maximum weight constraints on individual securities, which enables greater exposure to securities classified by GICS® as Real Estate companies than would otherwise be possible if maximum weight constraints were imposed (so-called “PureCap” exposure to the Real Estate sector). Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). As part of the investment strategy, the Fund may also invest in ETFs that track the performance of companies within the Real Estate sector or companies that, either individually or in the aggregate, invest in securities that collectively have an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other economic characteristics. Rebalancing refers to regular adjustments made to the weights of existing constituents within an index consistent with the methodology of that index, whereas reconstituting refers to the process of adding or removing the constituent securities of an index. The selection of the components of the Underlying Index is made by the Index Provider based on its proprietary methodology. The Fund’s portfolio is generally rebalanced and reconstituted in accordance with the Underlying Index.

As defined by GICS®, the Real Estate sector includes "companies engaged in real estate development and operation. It also includes companies offering real estate related services and Equity Real Estate Investment Trusts (REITs).”

The Underlying Index is created and sponsored by the Index Provider. Any determinations related to the constituents of the Underlying Index are made by the Index Provider and are independent of the Fund's portfolio managers. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other characteristics. These include market capitalization and other financial characteristics of securities. Under normal circumstances, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes (if any), will be invested in (i) component securities of the Underlying Index and (ii) investments that have economic characteristics that, either individually or when combined, are similar to the economic characteristics of such component securities.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of June 1, 2026, the Underlying Index was concentrated in the Specialized REITS industry and had significant exposure to the Real Estate sector.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

SUMMARY OF PRINCIPAL RISKS

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of its affiliates. The Fund is subject to the principal risks noted below, any of which may adversely affect the

Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of the Prospectus and in the Statement of Additional Information ("SAI"). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of a company’s business performance, investor perceptions, stock market trends and general economic conditions.

ETF Investment Risk: The Fund is subject to the same risks as underlying ETFs in which it may invest, including: that the underlying ETF’s shares may trade at a premium or discount to NAV; that an underlying ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; that an active trading market for an underlying ETF’s shares may not develop or be maintained; that trading in an underlying ETF’s shares may be halted in certain circumstances; and that an underlying ETF may fail to achieve its investment objective, which may adversely affect the value of the Fund’s investment in the underlying ETF and the overall performance of the Fund. Subjective decisions made by the investment adviser of an underlying ETF may cause the underlying ETF to incur losses or to miss profit opportunities on which it may otherwise have capitalized. Because the value of an underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. An underlying ETF that seeks to track an underlying index may experience tracking error in relation to the index. Further, a lack of liquidity may result in the underlying ETF’s value being more volatile than the underlying portfolio securities. Underlying ETFs in which the Fund invests may be non-diversified under the Investment Company Act of 1940 and its shares may be more volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities. In addition, investments in the securities of underlying ETFs may involve duplication of advisory fees and certain other expenses.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may adapt more slowly to new competitive challenges and changing market conditions than smaller capitalization companies. In addition, large-capitalization companies may be more mature and subject to more limited growth potential and consequently may underperform other segments of the equity market or the market as a whole.

Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund and its service providers (including, without limitation, the Adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.

Focus Risk: The Fund may from time to time have a significant amount of its assets invested in a particular industry, group of industries, or one or more sectors to approximately the same extent that the Underlying Index focuses in investments related to a particular industry, group of industries, and/or one or more sectors. In such event, the Fund’s performance will depend to a greater extent on the overall condition of such industry(ies) or sector(s), and an economic, business, political, regulatory, or other occurrence affecting such industry(ies) or sector(s) will have an increased impact on the value of the Fund’s shares compared to the value of shares of a fund that invests in a broader range of industries or sectors.

Risks Related to Investing in the Real Estate Sector: The real estate sector includes real estate companies focused on commercial and residential real estate development, sales, operations, and services, as well as real estate investment trusts (“REITs”). Real estate is highly sensitive to general and local economic conditions and developments and characterized by intense competition and periodic overbuilding. Many real estate companies utilize leverage (and some may be highly leveraged), which increases risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates.

Risks Related to Investing in the Specialized REITs Industry: The specialized REITs industry is subject to risks specific to companies or trusts engaged in the acquisition, development, ownership, leasing, management, and operation of properties such as natural gas and crude oil pipelines, gas stations, fiber optic cables, prisons, automobile parking, and automobile dealerships, as well as self storage properties, telecom towers and related structures that support wireless telecommunications, timberland and timber-related properties, and data center properties.

Geographic Risk: The Fund’s investments in securities of issuers located in a particular country or geographic region may subject the Fund to certain risks to a greater extent than if its investments were less focused, including: natural, biological or other disasters and the spread of infectious diseases; economic, political and social instability; security concerns; and trade disputes with key trading partners. The securities in which the Fund invests and, consequently, the Fund is also subject to specific risks as a result of their business operations in a particular country or region, including, but not limited to:

Risk of Investing in Developed Markets: Investments in a developed country’s issuer may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in the United States: Investments in United States issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

Indexing Strategy Risk: The Fund is generally not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, if a constituent of the Underlying Index were removed, even outside of a regular rebalance of the Underlying Index, the Adviser anticipates that the Fund make similar changes to its portfolio. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Representative Sampling Risk: Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the Underlying Index and resemble the Underlying Index in terms of risk factors and other key characteristics. When the Fund utilizes a representative sampling strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may not have an investment profile similar to those of the Underlying Index.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

In-Kind Contribution Risk: The Trust, on behalf of the Fund, may acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Internal Revenue Code of 1986, as amended (the “Code”). If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of such company's securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund and its investments. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns. Trade policy, including the imposition of tariffs, may dampen consumer spending and result in decreased confidence in the markets. Additionally, political uncertainty regarding U.S. policy, including the U.S. government’s approach to trade, may also impact the markets. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious diseases, inflation and recessions, changes in interest or exchange rates, or other events could have a significant impact on the Fund and its investments and trading of its Shares. Market risk factors may result in increased volatility and/or decreased liquidity in the securities markets.

New Fund Risk: The Fund is a new fund, with limited or no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"), which means that the Fund may invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes, cyber security incidents, and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder Risk: Certain shareholders, including an Authorized Participant, the Adviser, an affiliate of the Adviser, or funds managed by the Adviser, may own a substantial amount of the Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to the Underlying Index. The Fund's performance is not necessarily indicative of how the Fund will perform in the future.

FUND MANAGEMENT

Investment Adviser: Global X Management Company LLC.

Portfolio Managers: The professionals primarily responsible for the day-to-day management of the Fund are Nam To, CFA and Sandy Lu, CFA (“Portfolio Managers”). Messrs. To and Lu have been Portfolio Managers of the Fund since the Fund's inception.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are or will be listed and traded at market prices on a national securities exchange. Shares may only be purchased and sold on the exchange through a broker-dealer. The price of Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Only "Authorized Participants" (as defined in the SAI) who have entered into agreements with the Fund's distributor, SEI Investments Distribution Co. ("Distributor"), may engage in creation or redemption transactions directly with the Fund. The Fund will only issue or redeem Shares that have been aggregated into blocks called Creation Units. The Fund will issue or redeem Creation Units in return for a basket of cash and/or securities that the Fund specifies any day that the national securities exchanges are open for business (“Business Day”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). To access information regarding the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, please go to www.globalxetfs.com.

TAX INFORMATION

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement such as a 401(k) plan or an individual retirement account ("IRA"), in which case distributions from such tax-advantaged arrangement may be taxable to you.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Adviser and its related companies may pay broker-dealers or other financial intermediaries (such as a bank) for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing your broker-dealer, sales persons or other intermediary or its employees or associated persons to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

This Prospectus contains information about investing in a Fund. Please read this Prospectus carefully before you make any investment decisions. Shares of a Fund are listed for trading on a national securities exchange. The market price for a Share of a Fund may be different from the Fund's most recent NAV. ETFs are funds that trade like other publicly-traded securities. A Fund is designed to track an Underlying Index. Similar to shares of an index mutual fund, each Share of a Fund represents an ownership interest in an underlying portfolio of securities. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, Shares of a Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants and only in Creation Unit increments. Also, unlike shares of a mutual fund, Shares of a Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. A Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a Fund should not constitute a complete investment program. An index is a financial calculation, based on a grouping of financial instruments, and is not an investment product, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary for a number of reasons, including transaction costs, non-U.S. currency valuations, asset valuations, corporate actions (such as mergers and spin-offs), timing variances and differences between a Fund's portfolio and the Underlying Index resulting from the Fund's legal restrictions (such as diversification requirements) that apply to the Fund but not to the Underlying Index.

The investment objective of each Fund is to seek to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index. Each Fund invests at least 80% of their net assets, plus the amount of any borrowings for investment purposes (if any), in the securities of its Underlying Index or in investments (either directly or indirectly through exchange-traded funds (“ETFs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of its Underlying Index’s component securities. Each Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. Each Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. The Adviser anticipates that, generally, each Fund will invest in a representative sample of securities that collectively has an investment profile similar to its Underlying Index. There also may be instances in which the Adviser may choose to underweight or overweight a security in a Fund's Underlying Index, purchase securities not in a Fund's Underlying Index that the Adviser believes are appropriate to substitute for certain securities in such Underlying Index or utilize various combinations of other available investment techniques in seeking to track as closely as possible, before fees and expenses, the price and yield performance of a Fund's Underlying Index. In addition, a Fund may also invest in equity index futures for cash flow management purposes and as a portfolio management technique. Each Fund may sell securities that are represented in its Underlying Index in anticipation of their removal from such Underlying Index or purchase securities not represented in its Index in anticipation of their addition to such Underlying Index. Each Fund's investment objective and its Underlying Index may be changed without shareholder approval upon at least 60 days prior written notice to shareholders.

A FURTHER DISCUSSION OF PRINCIPAL RISKS

Each Fund may be subject to various risks, including the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.

Asset Class Risk

Asset Class Risk applies to each Fund

The returns from the types of securities and/or assets in which the Fund invests may under-perform returns from the various general securities markets or different asset classes. The assets in the Underlying Index may under-perform investments that track other markets, segments, sectors or assets. Different types of assets tend to go through cycles of out-performance and under-performance in comparison to the general securities markets.

Equity Securities Risk

Equity Securities Risk applies to each Fund

The Fund may invest in equity securities, which are subject to changes in value that may be attributable to market perception of a particular issuer, general stock market fluctuations, or as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. For example, the value of a company’s common stock may fall solely because of factors that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. Investments in equity securities may be more volatile than investments in other asset classes.

ETF Investment Risk

ETF Investment Risk applies to each Fund

The Fund may hold ETFs to gain exposure to certain asset classes. As a result, the Fund may be subject to the same risks as the underlying ETFs.

An underlying ETFs that seeks to track an underlying index may experience tracking error in relation to the index, or a lack of liquidity may result in an underlying ETF’s value being more volatile than the underlying portfolio securities. Because the value of an underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. Further, an underlying ETF's shares may trade at a premium or discount to NAV.

Underlying ETFs in which the Fund invests may be non-diversified under the Investment Company Act of 1940 (“1940 Act”). This means that there is no restriction under the 1940 Act on how much an underlying ETF may invest in the securities of a single issuer. Therefore, the value of an underlying ETF’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities. In addition, the Fund or underlying ETFs may hold common portfolio positions, thereby reducing any diversification benefits of the underlying ETFs.

Investments in the securities of an underlying ETF may also involve the duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of underlying ETFs, which could result in greater expenses to the Fund.

A complete list of each underlying ETF held by the Fund can be found daily on the Trust’s website.

Capitalization Risk

Capitalization Risk applies to each Fund

Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk

Large-Capitalization Companies Risk applies to each Fund

Large-capitalization companies may adapt more slowly to new competitive challenges and changing market conditions than smaller capitalization companies. In addition, large-capitalization companies may be more mature and subject to more limited growth potential and consequently may underperform other segments of the equity market or the market as a whole. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general.

Cybersecurity Risk

Cybersecurity Risk applies to each Fund

With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund, Authorized Participants, or service providers (including, without limitation, the Adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.

Cybersecurity incidents can result from deliberate cyberattacks or unintentional events and may arise from external or internal sources. Cyber attacks may include infection by malicious software or gaining unauthorized access to digital systems, networks or devices that are used to service the Fund’s operations (e.g., by “hacking” or “phishing”). Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). In addition, cyber-attacks may render records of Fund assets and transactions, shareholder ownership of Fund Shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified and that prevention and remediation efforts will not be successful. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, market makers or Authorized Participants.

Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages, governmental and other regulatory authorities, exchanges and other financial market operators, banks, brokers, dealers, insurance companies, other financial institutions and other parties. In addition, substantial costs may be incurred in order to prevent any cybersecurity incidents in the future. Although the Fund’s service providers may have established business continuity plans and risk management systems to mitigate cybersecurity risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. The Fund and its shareholders could be negatively impacted as a result.

The rapid development and increasingly widespread use of artificial intelligence technologies could increase the effectiveness of cyber attacks and exacerbate the risks.

Focus Risk

Focus Risk applies to each Fund

In following its methodology, the Underlying Index may be focused to a significant degree in securities of issuers in a particular industry or group of industries and/or may have significant exposure to one or more sectors. The Fund will also focus its investments to approximately the same extent as the Underlying Index. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry(ies) or sector(s), and the Fund may be susceptible to an increased risk of loss, including losses due to events that adversely affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are focused in the securities of a particular issuer or issuers within the same geographic region, market, industry, group of industries, sector or asset class.

Such heightened risks, any of which may adversely affect the issuers in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of issuers in a particular industry or sector. In addition, at times, such industry(ies) or sector(s) may underperform other such categories or the market as a whole. The “PureCap” exposure of the Fund’s Underlying Index, as described in the Fund’s Principal Investment Strategy, may result in greater exposure to certain individual securities of the Underlying Index and enhance the adverse effects of the risks described above on the Fund’s investments.

Risks Related to Investing in the Aerospace and Defense Industry

Risks Related to Investing in the Aerospace and Defense Industry applies to the Global X PureCap℠ MSCI Industrials ETF

Companies in the Aerospace & Defense industry are subject to government defense budgets, geopolitical tensions, and regulatory changes, which can significantly impact revenues and profitability. Many Aerospace & Defense companies rely heavily on government contracts, making them vulnerable to shifts in defense spending policies, political cycles, and procurement cycles. Additionally, these companies face risks from supply chain disruptions, cost overruns, and technological obsolescence, particularly as advancements in defense technology evolve rapidly. Global political instability, trade restrictions, and changes in international alliances can also affect the demand for aerospace and defense products. Regulatory scrutiny over budgets, safety standards, procurement practices, and military applications may impose additional costs and operational constraints on companies in this industry.

Risks Related to Investing in the Banking Industry

Risks Related to Investing in the Banking Industry applies to the Global X PureCap℠ MSCI Financials ETF

Companies in the banking sector are subject to extensive governmental regulation and intervention, which may limit the scope of their activities, the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, and the amount of capital they must maintain. Such governmental regulation may change frequently and may have significant adverse consequences for companies in the banking sector, including effects not intended by such regulation. The impact of changes in capital requirements, or recent or future regulation in various countries, on any individual financial company or on the financials sector as a whole cannot be predicted.
Banking companies may also be adversely affected by changes in interest rates, loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Their profitability is heavily dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. Credit, borrower, asset, depositor or counterparty concentration can negatively impact banking companies, as well as credit losses resulting from financial difficulties of borrowers. Competition, including price competition, is high among banking companies and failure to maintain or increase market share may result in lost market value. Negative public perception of a distressed bank or banks, the overall banking industry's exposure to a distressed bank, real or potential losses stemming from such exposure, or potential liquidity challenges can have a contagion effect and increase the risk of the overall banking industry and the financials sector in general. The banking sector is a target for cyber-attacks and financial services companies may experience technological malfunctions, disruptions, and/or failures, which may cause losses and may negatively impact the Fund.

Risks Related to Investing in the Capital Markets Industry

Risks Related to Investing in the Capital Markets Industry applies to the Global X PureCap℠ MSCI Financials ETF

Companies in the capital markets industry may be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuations in interest rates and other factors which could adversely affect financial markets.

Risks Related to Investing in the Chemicals Industry

Risks Related to Investing in the Chemicals Industry applies to the Global X PureCap℠ MSCI Materials ETF

The chemicals industry can be significantly affected by competition, product obsolescence, raw materials prices, and government regulation. As regulations are developed and enforced, chemical companies could be required to alter or cease production of a product, to pay fines, to pay for cleaning up a disposal site, or to agree to restrictions on or supervision of their operations. Some of the materials and processes used by these companies involve hazardous components and there can be risks associated with their production, handling, and disposal.

Risks Related to Investing in the Electric Utilities Industry

Risks Related to Investing in the Electric Utilities Industry applies to the Global X PureCap℠ MSCI Utilities ETF

Companies in the electric utilities industry may face large capital expenditures in connection with their operations and may therefore be subject to the risk associated with any increase in the cost of borrowing to finance capital construction. Reliance on capital construction projects may increase the risks associated with natural disasters, terrorist attacks, government intervention or other factors that may render an electric utility company’s equipment unusable or obsolete and negatively impact profitability. Electric utilities may face decreased demand resulting from energy conservation, shifts in manufacturing activity, milder weather conditions, localized power generation and storage, and regulatory changes, which have a material impact on their business. Deregulation may subject companies in the electric utilities industry to greater competition and may adversely affect their profitability.

Risks Related to Investing in the Financials Sector

Risks Related to Investing in the Financials Sector applies to the Global X PureCap℠ MSCI Financials ETF

Companies in the financials sector are subject to government intervention and extensive governmental regulation, which may adversely affect the scope of their activities, the amount and types of loans and other commitments they can make, the prices they can charge, the amount of capital they must maintain and their size, among other things. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. The impact of changes in capital requirements, or recent or future regulation in various countries, on any individual financial company or on the financials sector as a whole cannot be predicted.

The financials sector is exposed to risks that may impact the value of investments in the financials sector more severely than investments outside this sector, including operating with substantial financial leverage, and financial services companies may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. The financials sector may be adversely affected by economic conditions, including increases in interest rates and loan losses, decreases in the availability of money or asset valuations, and adverse conditions in other related markets. Financial services companies may also be adversely affected by volatility in financial markets, a deterioration of the credit markets, credit losses resulting from financial difficulties of borrowers, particularly issuers with concentrated loan portfolios, and the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector, among other things. The financials sector is a target for cyber-attacks and financial services companies may experience technological malfunctions, disruptions, and/or failures, which may cause losses and may negatively impact the Fund.

Risks Related to Investing in the Financial Services Industry

Risks Related to Investing in the Financial Services Industry applies to the Global X PureCap℠ MSCI Financials ETF

The performance of stocks in the Financial Services industry may be adversely impacted by the banking, insurance, mortgage financing, and transaction & payment processing services activities, government regulations, economic conditions, credit rating downgrades, and other factors which could adversely affect financial markets.

Risks Related to Investing in the Health Care Sector

Risks Related to Investing in the Health Care Sector applies to the Global X PureCap℠ MSCI Health Care ETF

The profitability of companies in the health care sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments. A number of issuers in the health care sector have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far-reaching. Many health care companies are heavily dependent on patent protection. The expiration of a company’s patents may adversely affect that company’s profitability. Many health care companies are subject to extensive litigation based on product liability and similar claims. Health care companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the health care sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the health care sector may be thinly capitalized and may be susceptible to product obsolescence. In addition, a number of legislative proposals concerning health care have been considered by the U.S.

Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on U.S. and non-U.S. companies in the health care sector. Companies in the health care sector may also be affected by unforeseen circumstances including but not limited to the spread of infectious disease which could impact drug development priorities and pipelines, supply and demand dynamics for health care equipment, as well as the ability to receive care in health care service facilities.

Risks Related to Investing in the Industrials Sector

Risks Related to Investing in the Industrials Sector applies to the Global X PureCap℠ MSCI Industrials ETF

Companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, trade disputes, world events and economic conditions affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by damages from environmental claims and product liability claims, cyber-attacks, commodity price trends or volatility, changes in exchange rates, increased competition, depletion of resources, technological developments, and labor relations. The performance of such companies may also be affected by changes in domestic and international economies, changes in government spending policies, changes in or failures of trade agreements, and imposition of export or import controls or trade tariffs.

Risks Related to Investing in the Materials Sector

Risks Related to Investing in the Materials Sector applies to Global X PureCap℠ MSCI Materials ETF

The materials sector tends to be closely tied to the economic cycle and can be significantly affected by supply-demand dynamics. Issuers in the materials sector could be adversely affected by commodity price volatility, exchange rates, import and export controls, supply chain disruptions, worldwide competition, social and political unrest, war, depletion of resources, technical advances, labor relations, over-production, litigation and government regulations, among other factors. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Issuers in the materials sector are at risk for environmental damage and product liability claims, and may incur significant costs in complying with environmental laws.

Risks Related to Investing in the Metals and Mining Industry

Risks Related to Investing in the Metals and Mining Industry applies to Global X PureCap℠ MSCI Materials ETF

Because the Fund invests in stocks and depositary receipts of U.S. and foreign companies that are involved in the mining industry, it is subject to certain risks associated with such companies. Competitive pressures may have a significant effect on the financial condition of companies in the mining industry. Also, mining companies are highly dependent on the price of the commodity they produce, changes in global demand for certain metals, economic developments, energy conservation, the success of exploration projects, fluctuation in extraction and production costs, changes in exchange rates, interest rates, economic conditions, tax treatment, trade treaties, and government regulation and intervention, and events in the regions in which a company operates (e.g., expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence and labor unrest). Commodity prices may fluctuate substantially over short periods of time; therefore the Fund’s Share price may be more volatile than other types of investments. In particular, a drop in the price of a given commodity could adversely affect the profitability of mining companies and their ability to secure financing.

The production, purchase and sale of precious metals by governments or central banks or other larger holders can be negatively affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant adverse impact on the supply and prices of precious metals. A significant portion of the world’s gold reserves are held by governments, central banks and related institutions.

Some of the companies held by the Fund’s may include early stage mining companies that are in the exploration stage only or that hold properties that might not ultimately produce these metals. The exploration and development of m ineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate, and many early stage miners operate at a loss and are dependent on securing financing. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site.

Risks Related to Investing in the Pharmaceuticals Industry

Risks Related to Investing in the Pharmaceuticals Industry applies to the Global X PureCap℠ MSCI Health Care ETF

Companies in the pharmaceuticals industry are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. The profitability of some companies in the pharmaceuticals industry may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the pharmaceuticals industry are subject to government approvals, regulation and reimbursement rates. The process of obtaining government approval may be long and costly. Many companies in the pharmaceuticals industry are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Companies in the pharmaceuticals industry may be subject to extensive litigation based on product liability and similar claims. Demand for pharmaceuticals, generally speaking and specific to sub-segments, may fluctuate due to unexpected events, including but not limited to global health crises like pandemics which could strain health care systems and alter health care needs. Such demand fluctuations could positively or negatively impact pharmaceutical companies.

Risks Related to Investing in the Real Estate Sector

Risks Related to Investing in the Real Estate Sector applies to the Global X PureCap℠ MSCI Real Estate ETF

The real estate sector includes real estate companies focused on commercial and residential real estate development, sales, operations, and services, as well as real estate investment trusts (“REITs”). Real estate is highly sensitive to general and local economic conditions and developments and characterized by intense competition and periodic overbuilding. Many real estate companies utilize leverage (and some may be highly leveraged), which increases risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates.

Risks Related to Investing in the Specialized REITs Industry

Risks Related to Investing in the Specialized REITs Industry applies to the Global X PureCap℠ MSCI Real Estate ETF

The specialized REITs industry is subject to risks specific to companies or trusts engaged in the acquisition, development, ownership, leasing, management, and operation of properties such as natural gas and crude oil pipelines, gas stations, fiber optic cables, prisons, automobile parking, and automobile dealerships, as well as self storage properties, telecom towers and related structures that support wireless telecommunications, timberland and timber-related properties, and data center properties.

Risks Related to Investing in the Utilities Sector

Risks Related to Investing in the Utilities Sector applies to the Global X PureCap℠ MSCI Utilities ETF

Stock prices for companies in the utilities sector are affected by supply and demand, operating costs, government regulation, environmental factors such as extreme weather events and seasonal weather patterns, liabilities for environmental damage and general civil liabilities, and rate caps or rate exchanges. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends are rising in times of rising costs. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rate of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company's equipment unusable or obsolete and negatively impact profitability.

Geographic Risk

Geographic Risk applies to each Fund

Geographic risk is the risk that the Fund’s assets may be focused in countries located in the same geographic region. This investment focus will subject the Fund to risks associated with that particular region, or a region economically tied to that particular region, such as a natural, biological, or other disasters and the spread of infectious diseases. The Fund may invest in countries or regions with economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests and on the Fund’s investments. The countries in which the Fund invests may be subject to considerable degrees of economic, political and social instability. Additionally, countries in which the Fund may invest have experienced security concerns, which may cause uncertainty in the markets and may adversely affect the economy and the Fund’s investments. As a result, an economic downturn, social or political unrest, or government restrictions on international trade, among other things, in one or more of these regions may impact the performance of the constituents in which the Fund invests, even if the Fund does not invest directly in companies located in such region.

The securities in which the Fund invests and, consequently, the Fund is also subject to specific risks as a result of their business operations a particular country or region, including, but not limited to:

Risk of Investing in Developed Markets

Risk of Investing in Developed Markets applies to each Fund

Investments in a developed country’s issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to developed countries. Developed countries generally tend to rely on services sectors (e.g., the financial services sector) as the primary means of economic growth. A prolonged slowdown in one or more services sectors is likely to have a negative impact on economies of certain developed countries, although economies of individual developed countries can be impacted by slowdowns in other sectors. In the past, certain developed countries have been targets of terrorism, and some geographic areas in which the Fund invests have experienced strained international relations due to territorial disputes, historical animosities, defense concerns and other security concerns. These situations may cause uncertainty in the financial markets in these countries or geographic areas and may adversely affect the performance of the issuers to which the Fund has exposure. Heavy regulation of certain markets, including labor and product markets, may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Many developed countries are heavily indebted and face rising healthcare and retirement expenses. In addition, price fluctuations of certain commodities and regulations impacting the import of commodities may negatively affect developed country economies. Developed countries may also be impacted by changes to the economic conditions of certain key trading partners or the imposition of tariffs by or on trading partners.

Risk of Investing in the United States

Risk of Investing in the United States applies to each Fund

Investments in United States issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to the United States. A decrease in imports or exports, changes in trade regulations, including the imposition of tariffs on trading partners, inflation and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the U.S. will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth. The U.S. has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the U.S. for trade. The U.S. has also experienced increased internal political discord. If this trend were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Indexing Strategy Risk

Indexing Strategy Risk applies to each Fund

The Fund is generally not actively managed and may be affected by a general decline in market segments relating to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index regardless of their investment merits, and the Adviser does not otherwise attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, if a constituent of the Underlying Index were removed, even outside of a regular rebalance of the Underlying Index, the Adviser anticipates that the Fund would make similar changes to its portfolio. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk

Index-Related Risk applies to each Fund

There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. There is no assurance that the Index Provider will compile the Underlying Index accurately, or that the Underlying Index will be determined, comprised or calculated accurately. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The Index Provider may be exposed to operational risks, including the failure of its systems or technology, which may impact the Fund and its ability to track the Underlying Index.

Management Risk

Management Risk applies to each Fund

The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. Therefore, the Fund is subject to the risk that the Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective. While the Fund uses an indexing approach, implementation of the Fund’s principal investment strategy may result in tracking error risk, which is described below. There is no guarantee that a Fund’s investment results will have a high degree of correlation to those of its Underlying Index or that a Fund will achieve its investment objective.

Representative Sampling Risk

Representative Sampling Risk applies to each Fund

Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the Underlying Index and resemble the Underlying Index in terms of risk factors and other key characteristics. When the Fund utilizes a representative sampling strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may not have an investment profile similar to those of the Underlying Index.

Tracking Error Risk

Tracking Error Risk applies to each Fund

Tracking error is the divergence of the Fund's performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences (including differences between a security's price at the local market close and the Fund's valuation of a security at the time of calculation of the Fund's NAV), transaction costs incurred by the Fund, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index, or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

In-Kind Contribution Risk

In-Kind Contribution Risk applies to each Fund

The Trust, on behalf of the Fund, may acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent the Fund acquires assets through in-kind contributions that are intended to so qualify, the Fund’s carryover tax basis in such securities could be less than current fair market value and the Fund could, upon a taxable sale of such securities, recognize more capital gain or less capital loss than would have been the case if the Fund originally acquired such securities by purchase or through the issuance of Creation Units. Such a difference in tax basis, however, would not have an adverse effect in the event that the Fund distributes such securities in redeeming Creation Units.

If one or more of the in-kind contributions were to be determined later to fail to qualify for tax-deferred treatment under Section 351, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets. This also could result in the Fund’s failure to distribute all of its gains during an applicable year, which could result in the imposition of income tax on the Fund with respect to the undistributed gain and, in some circumstances, pose a risk that the Fund would lose its qualification as a regulated investment company.

The failure of a contribution to satisfy the requirements of Section 351 would cause the contribution to be treated as a taxable event for the contributing shareholder at the time of contribution. If such failure is not discovered until a later time, this could also cause the contributing shareholder to incorrectly calculate and report gain or loss on its disposition of its Fund shares.

The Trust will obtain a tax opinion in connection with contributions intended to satisfy the requirements of Section 351. Such opinion will conclude that such contributions, if made in accordance with the conditions set forth in the opinion, should be treated as non-taxable under the provisions of Section 351. Such an opinion is not binding on the IRS, and the IRS could determine different tax treatment for such contributions. Also, future changes in the Code or regulations and interpretations applicable to Section 351 could impact the tax treatment of such contributions. The Trust reserves the right to take any action with regard to the Fund as it deems appropriate in response to any such changes or guidance without notification to current or former investors in the Fund. Investors considering making in-kind contributions to the Fund are urged to consult their own tax advisors.

Issuer Risk

Issuer Risk applies to each Fund

Issuer risk is the risk that any of the individual companies that the Fund invests in may perform badly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or on their own discretion, decide to reduce or eliminate dividends, which would also cause their stock prices to decline.

Market Risk

Market Risk applies to each Fund

Market risk is the risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund and its investments. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns. Policy changes by central governments and governmental agencies, including the Federal Reserve or the European Central Bank, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions from Authorized Participants, which could have a negative impact on the Fund. Trade policy, including the imposition of tariffs, may dampen consumer spending and result in decreased confidence in the markets. Additionally, political uncertainty regarding U.S. policy, including the U.S. government’s approach to trade, may also impact the markets. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious diseases, inflation and recessions, changes in interest or exchange rates, or other events could have a significant impact on the Fund and its investments and trading of its Shares. Market risk factors may result in increased volatility and/or decreased liquidity in the securities markets.

New Fund Risk

New Fund Risk applies to each Fund

The Fund is a new fund, with limited or no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. From time to time an Authorized Participant, a third-party investor, the Adviser or another affiliate of the Adviser or the Fund may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels which could negatively impact the Fund.

Non-Diversification Risk

Non-Diversification Risk applies to each Fund

The Fund is classified as a “non-diversified” investment company under the 1940 Act. This means that the Fund may invest a greater portion of its assets in securities of individual issuers as compared to a diversified fund. As a result, the Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, business, political, regulatory, or other occurrence affecting these issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares.

Operational Risk

Operational Risk applies to each Fund

The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes, cybersecurity incidents, and technology or systems failures. Disruptions of the systems of the Adviser and the Fund’s distributor and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and administrators), market makers, Authorized Participants, or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, technological or other disruptions to the Fund’s operations, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified and that prevention and remediation efforts will not be successful. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, market makers or Authorized Participants. The Fund and its shareholders could be negatively impacted as a result. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Risks Associated with Exchange-Traded Funds

Risks Associated with Exchange-Traded Funds apply to each Fund

As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk

Authorized Participants Concentration Risk applies to each Fund

The Fund has a limited number of financial institutions that may act as Authorized Participants. Only Authorized Participants who have entered into agreements with the Fund's distributor may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, and no other Authorized Participant is able to step forward to create and redeem in either of those cases, Shares may trade like closed-end fund shares at a discount to NAV and/or at wider intraday bid-ask spreads, and may possibly face trading halts and/or delisting from the Fund's exchange.

Large Shareholder Risk

Large Shareholder Risk applies to each Fund

Certain shareholders, including an Authorized Participant, the Adviser, an affiliate of the Adviser, or funds managed by the Adviser, may own a substantial amount of the Fund’s Shares. Additionally, from time to time an Authorized Participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. There can be no assurance that any large shareholder would not redeem its investment. These large redemptions may force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund's exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk

Listing Standards Risk applies to each Fund

The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's Shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks

Market Trading Risks and Premium/Discount Risks apply to each Fund

Absence of Active Market Risk

Although Shares of the Fund are or will be listed for trading on a U.S. exchange and may be listed on certain foreign exchanges, there can be no assurance that an active trading market for the Shares will develop or be maintained.

Risks of Secondary Listings

The Fund's Shares may be listed or traded on U.S. and non-U.S. exchanges other than the U.S. exchange where the Fund’s primary listing is maintained. There can be no assurance that the Fund’s Shares will continue to trade on any such exchange or in any market or that the Fund's Shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund's Shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their brokers direct their trades for execution. Certain information available to investors who trade Shares on a U.S. exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Secondary Market Trading Risk

Only Authorized Participants who have entered into agreements with the Fund's distributor may engage in creation or redemption transactions directly with the Fund. Shares of the Fund may trade in the secondary market on days when the Fund does not accept orders to purchase or redeem Shares from Authorized Participants. On such days, Shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the Fund accepts purchase and redemption orders. Secondary market trading in Fund Shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund Shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules on the stock exchange or market. During a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Fund’s Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund Shares will continue to be met or will remain unchanged.

Shares of the Fund May Trade at Prices Other Than NAV

Shares of the Fund may trade at, above or below NAV. The per share NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of Shares will fluctuate in accordance with changes in the Fund's NAV as well as market supply and demand. The trading prices of the Fund's Shares may deviate significantly from NAV during periods of market volatility or when the Fund has relatively few assets or experiences a lower trading volume. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. Any of these factors may lead to the Fund's Shares trading at a premium or discount to NAV. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, market prices are not expected to correlate exactly with the Fund's NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Since foreign exchanges may be open on days when the Fund does not price Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares.

Costs of Buying or Selling Fund Shares

Buying or selling Fund Shares involves two types of costs that apply to all securities transactions. When buying or selling Shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you may incur the cost of the "spread" - that is, the difference between what professional investors are willing to pay for Fund Shares (the "bid" price) and the market price at which they are willing to sell Fund Shares (the "ask" price). Because of the costs inherent in buying or selling Fund Shares, frequent trading may detract significantly from investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Trading Halt Risk

Trading Halt Risk applies to each Fund

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk

Valuation Risk applies to each Fund

The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. Because non-U.S. exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

A FURTHER DISCUSSION OF OTHER RISKS

Each Fund may also be subject to certain other risks associated with its investments and investment strategies.

Leverage Risk

Under the 1940 Act, the Fund is permitted to borrow from a bank up to 33 1/3% of its net assets for short term or emergency purposes. The Fund may borrow money at fiscal quarter end to maintain the required level of diversification to qualify as a regulated investment company ("RIC") for purposes of the Code. As a result, the Fund may be exposed to the risks of leverage, which may be considered a speculative investment technique. Leverage magnifies the potential for gain and loss on amounts invested and therefore increases the risks associated with investing in the Fund. If the value of the Fund's assets increases, then leveraging would cause the Fund's NAV to increase more sharply than it would have had the Fund not leveraged. Conversely, if the value of the Fund's assets decreases, leveraging would cause the Fund's NAV to decline more sharply than it otherwise would have had the Fund not leveraged. The Fund may incur additional expenses in connection with borrowings.

Qualification as a Regulated Investment Company Risk

The Fund must meet a number of diversification requirements to qualify as a RIC under Section 851 of the Code and, if qualified, to continue to qualify. If the Fund experiences difficulty in meeting those requirements for any fiscal quarter, it might enter into borrowings in order to increase the portion of the Fund’s total assets represented by cash, cash items, and U.S. government securities shortly thereafter and, as of the close of the following fiscal quarter, to attempt to meet the requirements. However, the Fund may incur additional expenses in connection with any such borrowings, and increased investments by the Fund in cash, cash items, and U.S. government securities (whether the Fund makes such investments from borrowings) are likely to reduce the Fund’s return to investors.

Securities Lending Risk

The Fund may engage in lending its portfolio securities. Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of domestic equity securities and ADRs and 105% of the value of the foreign equity securities (other than ADRs) being lent. This collateral is marked-to-market on a daily basis. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests. These events could also trigger adverse tax consequences for the Fund. Also, as securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Tax Treaty Reclaims Uncertainty

When the Fund receives dividend and interest income (if any) from issuers in certain countries, such distributions may be subject to partial withholding by local tax authorities in order to satisfy potential local tax obligations. The Fund may file claims to recover such withholding tax in jurisdictions where withholding tax reclaim is possible, which may be the case as a result of bilateral treaties between the United States and local governments. Whether or when the Fund will receive a withholding tax refund in the future is within the control of the tax authorities in such countries. The receipt of a refund of withholding tax would preclude claiming a foreign tax credit, to the extent available or applicable, with respect to such withholding tax. Where the Fund expects to recover withholding tax based on a continuous assessment of probability of recovery, the NAV of the Fund generally includes accruals for such tax refunds. The Fund continues to evaluate tax developments for potential impact to the probability of recovery. If the likelihood of receiving refunds materially decreases, for example due to a change in tax regulation or approach, accruals in the Fund’s NAV for such refunds may need to be written down partially or in full, which will adversely affect that Fund’s NAV. Investors in the Fund at the time an accrual is written down will bear the impact of any resulting reduction in NAV regardless of whether they were investors during the accrual period. Conversely, if a Fund receives a tax refund that has not been previously accrued, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.

PORTFOLIO HOLDINGS INFORMATION

A description of the policies and procedures of Global X Funds® (the "Trust") with respect to the disclosure of the Funds' portfolio securities is available in the Funds' combined Statement of Additional Information ("SAI"). The top holdings of each Fund and Fund Fact Sheets providing information regarding each Fund's top holdings can be found at www.globalxetfs.com/explore/(click on the name of your Fund) and may be requested by calling 1-888-493-8631.

FUND MANAGEMENT

Investment Adviser

Global X Management Company LLC (the "Adviser") serves as the investment adviser and the administrator for each Fund. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of each Fund and each Fund's business affairs and other administrative matters. The Adviser has been a registered investment adviser since 2008. The Adviser is a Delaware limited liability company with its principal offices located at 605 3rd Avenue, 43rd Floor, New York, New York 10158. As of July 31, 2026, the Adviser provided investment advisory services for assets of approximately $95.0 billion.

Pursuant to a Supervision and Administration Agreement and subject to the general supervision of the Board of Trustees, the Adviser provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds and also bears the costs of various third-party services required by the Funds, including audit, certain custody, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement also requires the Adviser to provide investment advisory services to the Funds pursuant to an Investment Advisory Agreement.

Each Fund pays the Adviser a fee ("Management Fee") in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. Each Fund will pay a monthly Management Fee to the Adviser at annual rates set forth in the table below (stated as a percentage of each Fund's respective average daily net assets).

Fund	Management Fee
Global X PureCap℠ MSCI Financials ETF	0.25%
Global X PureCap℠ MSCI Health Care ETF	0.25%
Global X PureCap℠ MSCI Industrials ETF	0.25%
Global X PureCap℠ MSCI Materials ETF	0.25%
Global X PureCap℠ MSCI Utilities ETF	0.25%
Global X PureCap℠ MSCI Real Estate ETF	0.25%

In addition, each Fund bears other fees and expenses that are not covered by the Supervision and Administration Agreement, which may vary and will affect the total expense ratio of a Fund, such as taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses). The Adviser may earn a profit on the Management Fee paid by the Funds. Also, the Adviser, and not the shareholders of the Funds, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

The Adviser or its affiliates may pay compensation out of profits derived from the Adviser's Management Fee or other resources and not as an additional charge to the Funds, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund Shares or the retention and/or servicing of Fund investors and Fund Shares ("revenue sharing"). These payments are in addition to any other fees described in the fee table or elsewhere in the Prospectus or SAI. Examples of "revenue sharing" payments include, but are not limited to, payments to financial institutions for "shelf space" or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the Funds on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Adviser access to the financial institution's sales force; granting the Adviser access to the financial institution's conferences and meetings; assistance in training and educating the financial institution's personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Funds attributable to the financial institution, or other factors as agreed to by the Adviser and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Adviser, from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make Shares of the Funds available to its customers and may allow the Funds greater access to the financial institution's customers.

Approval of Advisory Agreement

Discussions regarding the basis for the Board of Trustees' approval of the Supervision and Administration Agreement and the related Investment Advisory Agreement for the Funds will be available in the Funds' first report filed on Form N-CSR for the period ended May 31 or November 30, respectively.

Portfolio Management

The Portfolio Managers who are currently responsible for the day-to-day management of each Fund's portfolio are Nam To and Sandy Lu.

Nam To: Nam To, CFA, Portfolio Manager, joined the Adviser in July 2017. Prior to that, Mr. To was a Global Economics Research Analyst at Bunge Limited. Mr. To received his Bachelor of Arts in Philosophy and Economics from Cornell University and is a CFA charterholder.

Sandy Lu: Sandy Lu, CFA, Head of Quantitative & Fixed Income Investment Team, joined the Adviser in September 2021. Previously, Mr. Lu was a Portfolio Analyst and Junior Portfolio Manager at PGIM Fixed Income from 2014 to 2021. Mr. Lu received his Bachelor of Science in Economics from the Wharton School of the University of Pennsylvania and is a CFA charterholder.

The SAI provides additional information about the Portfolio Managers' compensation structure, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Shares of the Funds.

DISTRIBUTOR

SEI Investments Distribution Co. ("Distributor") distributes Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of each Fund or the securities that are purchased or sold by the Funds. The Distributor's principal address is One Freedom Valley Drive, Oaks, PA 19456. The Distributor is not affiliated with the Adviser.

BUYING AND SELLING FUND SHARES

Shares of the Funds trade on a national securities exchange and in the secondary market during the trading day. Shares can be bought and sold throughout the trading day like other shares of publicly-traded securities. There is no minimum investment for purchases made on a national securities exchange. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges. In addition, you will also incur the cost of the "spread," which is the difference between what professional investors are willing to pay for Shares (the "bid" price) and the price at which they are willing to sell Shares (the "ask" price). The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of Shares. The spread with respect to Shares varies over time based on a Fund's trading volume and market liquidity, and is generally lower if a Fund has significant trading volume and market liquidity and higher if a Fund has little trading volume and market liquidity. Because of the costs of buying and selling Shares, frequent trading may reduce investment returns.

Shares of a Fund may be acquired or redeemed directly from the Fund only by Authorized Participants (as defined in the SAI) and only in Creation Units or multiples thereof, as discussed in the "Creations and Redemptions" section in the SAI.

Shares generally trade in the secondary market in amounts less than a Creation Unit. Shares of the Funds trade under the trading symbol listed for each Fund in the Fund Summaries section of this Prospectus.

The Funds are listed on a national securities exchange, which is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes. Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any rights as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form.

FREQUENT TRADING

Unlike frequent trading of shares of a traditional open-end mutual fund (i.e., not exchange-traded shares), frequent trading of Shares on the secondary market does not disrupt portfolio management, increase a Fund's trading costs, lead to realization of capital gains, or otherwise harm Fund shareholders because these trades do not involve a Fund directly. A few institutional investors are authorized to purchase and redeem the Funds' Shares directly with the Funds. When these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects (noted above) that may result from frequent cash trades. Moreover, each Fund imposes transaction fees on in-kind purchases and redemptions of the Fund intended to cover the custodial and other costs incurred by the Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund's trading costs increase in those circumstances, although transaction fees are subject to certain limits and therefore may not cover all related costs incurred by a Fund. For these reasons, the Board of Trustees has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in Shares of the Funds.

DISTRIBUTION AND SERVICE PLAN

The Board of Trustees of the Trust has adopted a Distribution and Services Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its Shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No Rule 12b-1 fees are currently paid by a Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of each Fund's assets on an ongoing basis, these fees will increase the cost of your investment in a Fund. By purchasing Shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing Shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of FINRA. The net income attributable to Shares will be reduced by the amount of distribution fees and service fees and other expenses of a Fund.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income, including any net foreign currency gains, generally are declared and paid at least annually and any net realized capital gains are distributed at least annually. In order to improve tracking error or comply with the distribution requirements of the Code, dividends may be declared and paid more frequently than annually for a Fund.

Dividends and other distributions on Shares are distributed on a pro rata basis to beneficial owners of such Shares. Dividend payments are made through DTC participants to beneficial owners then of record with proceeds received from a Fund. Dividends and security gain distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional Shares.

No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares purchased in the secondary market.

INVESTMENTS BY INVESTMENT COMPANIES

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies and unit investment trusts that enter into a fund-of-funds investment agreement with the Trust (“Investing Funds”) may be permitted to invest in certain Global X Funds beyond the limits set forth in Section 12(d)(1) of the 1940 Act, subject to certain conditions set forth in Rule 12d1-4 under the 1940 Act.

TAXES

The following is a summary of certain tax considerations that may be relevant to an investor in a Fund. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents and is based on current tax law. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Taxation. Each Fund has elected and intends to qualify as a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code. As a RIC, each Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of 90% of its tax-exempt income and 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year (the “Distribution Requirement”) and satisfies certain other requirements of the Code. In addition to satisfaction of the Distribution Requirement, a Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from an interest in a qualified publicly traded partnership (the “Income Requirement”). Also, at the close of each quarter of its taxable year, at least 50% of the value of a Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund does not hold more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities (including securities of a “qualified publicly traded partnership” (“QPTP”) of such issuer), and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (i) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (ii) two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses or (iii) one or more QPTPs (the “Asset Diversification Requirement”). Each Fund intends to comply with these requirements.

If for any period a Fund were to fail to meet the distribution, income or asset diversification requirements described above, existing laws generally permit the fund to take certain actions to bring itself back into compliance. If a Fund were ineligible to or otherwise did not cure such a failure, or otherwise failed to qualify as a RIC, all of the Fund’s taxable income would be subject to federal income tax at regular corporate rates at the Fund level (without any deduction for distributions to its shareholders). In addition, all distributions to shareholders from earnings and profits would be taxed as dividend income, even if the distributions were attributable to long-term capital gains or exempt interest income earned by the Fund. Some portions of such distributions may be eligible for the dividends- received deduction in the case of corporate shareholders or to be treated as qualified dividend income to non-corporate shareholders, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the fund shares. Furthermore, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions. See “Taxes – Fund Taxation” section of the Statement of Additional Information for further discussion.

Distributions. Each Fund receives income and gains on its investments. The income, less expenses incurred in the operation of a Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Each Fund intends to qualify as a RIC under the Code for federal tax purposes and to distribute to shareholders substantially all of its net investment income and net capital gain each year. Except as otherwise noted below, you will generally be subject to federal income tax on a Fund's distributions to you. For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to net capital gains (the excess of net long-term capital gains over net short-term capital losses) of a Fund generally are taxable to you as long-term capital gains. This is true no matter how long you own your Shares or whether you take distributions in cash or additional Shares. The maximum long-term capital gain rate applicable to individuals is 20%.

Distributions of "qualifying dividends" will also generally be taxable to you at long-term capital gain rates as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or "qualified" foreign corporations ("qualifying dividends"), then all distributions received by individual shareholders of a Fund will be treated as qualifying dividends. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions received by individual shareholders of a Fund will be qualifying dividends only to the extent they are derived from qualifying dividends earned by such Fund. For the lower rates to apply, you must have owned your Shares for at least 61 days during the 121-day period beginning on the date that is 60 days before such Fund's ex-dividend date (and such Fund will need to have met a similar holding period requirement with respect to the Shares of the corporation paying the qualifying dividend). The amount of a Fund's distributions that qualify for this favorable treatment may be reduced as a result of such Fund's securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or "non-qualified" foreign corporations. In addition, whether distributions received from foreign corporations are qualifying dividends will depend on several factors including the country of residence of the corporation making the distribution. Accordingly, distributions from many of the Funds' holdings may not be qualifying dividends.

A portion of distributions paid to shareholders that are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of such Fund's securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

Distributions from a Fund will generally be taxable to you in the year in which they are paid, with one exception. Dividends and distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You should note that if you buy Shares of a Fund shortly before it makes a distribution, the distribution will be fully taxable to you even though, as an economic matter, it simply represents a return of a portion of your investment. This adverse tax result is known as "buying into a dividend."

You will be informed of the amount of your ordinary income dividends, qualifying dividend income, and capital gain distributions at the time they are paid, and you will be advised of the tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in such Fund.

A Fund's investments in partnerships, including in partnerships defined as Qualified Publicly Traded Partnerships for tax purposes, may result in such Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Excise Tax Distribution Requirements. Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a RIC's "required distribution" for the calendar year ending within the RIC's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98.2% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (or December 31, if a Fund so elects), and (c) the sum of any untaxed, undistributed net investment income and net capital gains of the RIC for prior periods. The term "distributed amount" generally means the sum of (a) amounts actually distributed by a Fund from its current year's ordinary income and capital gain net income and (b) any amount on which a Fund pays income tax for the taxable year ending in the calendar year. Although each Fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, a Fund may determine that it is in the interest of shareholders to distribute a lesser amount. The Funds intend to declare and pay these amounts in December (or in January, which must be treated by you as received in December) to avoid these excise taxes, but can give no assurances that their distributions will be sufficient to eliminate all such taxes.

Foreign Currencies. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency, and the time such Fund actually collects such receivables or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward foreign currency contract which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of such Fund's net capital gain.

Foreign Taxes. Each Fund will be subject to foreign withholding taxes with respect to certain payments received from sources in foreign countries. If at the close of the taxable year more than 50% in value of a Fund's assets consists of stock in foreign corporations, such Fund will be eligible to make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (subject to certain limitations) (1) to credit that proportionate amount of taxes against your U.S. Federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If a Fund is not eligible or chooses not to make this election, it will be entitled to deduct such taxes in computing the amounts it is required to distribute.

Sales and Exchanges. The sale of Shares is a taxable event on which a gain or loss is recognized. The amount of gain or loss is based on the difference between your tax basis in Shares and the amount you receive for them upon disposition. Generally, you will recognize long-term capital gain or loss if you have held your Shares for over one year at the time you sell or exchange them. Gains and losses on Shares held for one year or less will generally constitute short-term capital gains, except that a loss on Shares held six months or less will be re-characterized as a long-term capital loss to the extent of any long-term capital gain distributions that you have received on the Shares. A loss realized on a sale or exchange of Shares may be disallowed under the so-called "wash sale" rules to the extent the Shares disposed of are replaced with other Shares of that same Fund or substantially identical stock or securities within a period of 61 days beginning 30 days before and ending 30 days after the Shares are disposed of, such as pursuant to a dividend reinvestment in Shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the Authorized Participant as part of the issue) and the Authorized Participant's aggregate basis in the securities surrendered (plus any cash paid by the Authorized Participant as part of the issue). An Authorized Participant who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the Authorized Participant's basis in the Creation Units (plus any cash paid by the Authorized Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the Authorized Participant as part of the redemption). The Internal Revenue Service (the "IRS"), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, Shares held in an IRA or other tax-qualified plan are not currently taxable but may be taxable when funds are withdrawn from the tax qualified plan unless the Shares were purchased with borrowed funds.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury backup withholding at the applicable rate on dividends and gross sales proceeds paid to any shareholder (i) who has either provided an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the IRS, or (iii) who has failed to certify to a Fund, when required to do so, that he or she is not subject to backup withholding or is an "exempt recipient."

Cost Basis Reporting. Federal law requires that shareholders' cost basis, gain/loss, and holding period be reported to the IRS and to shareholders on the Consolidated Form 1099s when "covered" securities are sold. Covered securities are any RIC and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

For those securities defined as "covered" under current IRS cost basis tax reporting regulations, accurate cost basis and tax lot information must be maintained for tax reporting purposes. This information is not required for Shares that are not "covered." The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method. Shareholders should contact their financial intermediaries with respect to reporting of cost basis and available elections for their accounts.

State and Local Taxes. You may also be subject to state and local taxes on income and gain attributable to your ownership of Shares. You should consult your tax advisor regarding the tax status of distributions in your state and locality.

U.S. Tax Treatment of Foreign Shareholders. A non-U.S. shareholder generally will not be subject to U.S. withholding tax on gain from the redemption of Shares or on capital gain dividends (i.e., dividends attributable to long-term capital gains of a Fund) unless, in the case of a shareholder who is a non-resident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, if any, interest-related dividends paid by such Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends if such amounts are reported by the Fund. Non-U.S. shareholders are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Non-U.S. shareholders should consult their tax advisors regarding the U.S. and foreign tax consequences of investing in a Fund.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act ("FATCA"), a 30% withholding tax is imposed on income dividends paid by a Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund Shares, however based on proposed regulations issued by the IRS, which may be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). Information about a shareholder in a Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

Consult Your Tax Professional. Your investment in a Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in a Fund. More tax information relating to the Funds is also provided in the SAI. This short summary is not intended as a substitute for careful tax planning.

DETERMINATION OF NET ASSET VALUE

Each Fund calculates its NAV as of the regularly scheduled close of business of the Exchange (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for business, based on prices at the time of closing, provided that any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). The NAV of each Fund is calculated by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Shares, generally rounded to the nearest cent. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

In calculating a Fund's NAV, the Fund's investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost, provided the amortized cost is approximately the value on current sale of the security. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund's published NAV per share. A Fund may use various pricing services or discontinue the use of any pricing service.

In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. A price obtained from a pricing service based on such pricing service's valuation matrix may be used to fair value a security. The frequency with which a Fund's investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which such Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the "Securities Act")); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund's NAV is computed and that may materially affect the value of the Fund's investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund's Underlying Index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's Underlying Index.

Because foreign markets may be open on different days than the days during which a shareholder may purchase Shares, the value of a Fund's investments may change on days when shareholders are not able to purchase Shares. Additionally, due to varying holiday schedules, redemption requests made on certain dates may result in a settlement period exceeding seven calendar days.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Adviser. Any use of a different rate from the rates used by the Index Provider may adversely affect a Fund's ability to track its Underlying Index.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the NYSE Arca or listing exchange is closed (other than customary weekend and holiday closings), (2) for any period during which trading on the NYSE Arca or listing exchange is suspended or restricted, (3) for any period during which an emergency exists as a result of which disposal of a Fund's portfolio securities or determination of its NAV is not reasonably practicable, or (4) in such other circumstances as the SEC permits.

Subject to oversight by the Board of Trustees, the Adviser, as “valuation designee,” performs fair value determinations of Fund investments. In addition, the Adviser, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of a Fund's investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. The Adviser has established a fair value committee to assist with its designated responsibilities as valuation designee.

PREMIUM/DISCOUNT AND SHARE INFORMATION

Once available, information regarding how often the Shares of each Fund traded on a national securities exchange at a price above (i.e., at a premium to) or below (i.e., at a discount to) the NAV of the Fund; each Fund’s per share NAV, and the median bid-ask spread of the Shares can be found at www.globalxetfs.com.

INFORMATION REGARDING THE INDICES AND THE INDEX PROVIDER

MSCI USA Financials Index

The Underlying Index is designed to track the performance of U.S. securities included in the MSCI USA Index that fall within the Financials sector based on the MSCI and S&P Dow Jones Indices' Global Industry Classification Standard (GICS®), as determined by MSCI Inc. (“MSCI” or the "Index Provider"). As of June 1, 2026, the Underlying Index had 83 constituents with a market capitalization between $11.1 billion and $1,014.2 billion.

The Underlying Index, which rebalances and is reconstituted on a quarterly basis, implements a free float market capitalization weighting methodology that does not impose maximum weight constraints on individual securities, which enables greater exposure to securities classified by GICS® as Financials companies than would otherwise be possible if maximum weight constraints were imposed (so-called “PureCap” exposure to the Financials sector). Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). As part of the investment strategy, the Fund may also invest in ETFs that track the performance of companies within the Financials sector or companies that, either individually or in the aggregate, invest in securities that collectively have an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other economic characteristics. Rebalancing refers to regular adjustments made to the weights of existing constituents within an index consistent with the methodology of that index, whereas reconstituting refers to the process of adding or removing the constituent securities of an index. The selection of the components of the Underlying Index is made by the Index Provider based on its proprietary methodology. The Fund’s portfolio is generally rebalanced and reconstituted in accordance with the Underlying Index.

As defined by GICS®, the Financials sector encompasses "companies engaged in banking, financial services, consumer finance, capital markets and insurance activities. It also includes Financial Exchanges & Data and Mortgage REITs."

MSCI USA Health Care Index

The Underlying Index is designed to track the performance of U.S. securities included in the MSCI USA Index that fall within the Health Care sector based on the MSCI and S&P Dow Jones Indices' Global Industry Classification Standard (GICS®), as determined by MSCI Inc. (“MSCI” or the "Index Provider"). As of June 1, 2026, the Underlying Index had 57 constituents with a market capitalization between $10.3 billion and $1,019.2 billion.

The Underlying Index, which rebalances and is reconstituted on a quarterly basis, implements a free float market capitalization weighting methodology that does not impose maximum weight constraints on individual securities, which enables greater exposure to securities classified by GICS® as Health Care companies than would otherwise be possible if maximum weight constraints were imposed (so-called “PureCap” exposure to the Health Care sector). Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). As part of the investment strategy, the Fund may also invest in ETFs that track the performance of companies within the Health Care sector or companies that, either individually or in the aggregate, invest in securities that collectively have an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other economic characteristics. Rebalancing refers to regular adjustments made to the weights of existing constituents within an index consistent with the methodology of that index, whereas reconstituting refers to the process of adding or removing the constituent securities of an index. The selection of the components of the Underlying Index is made by the Index Provider based on its proprietary methodology. The Fund’s portfolio is generally rebalanced and reconstituted in accordance with the Underlying Index.

As defined by GICS®, the Health Care sector includes "health care providers & services, companies that manufacture and distribute health care equipment & supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products.”

MSCI USA Industrials Index

The Underlying Index is designed to track the performance of U.S. securities included in the MSCI USA Index that fall within the Industrials sector based on the MSCI and S&P Dow Jones Indices' Global Industry Classification Standard (GICS®), as determined by MSCI Inc. (“MSCI” or the "Index Provider"). As of June 1, 2026, the Underlying Index had 57 constituents with a market capitalization between $10.3 billion and $1,019.2 billion.

The Underlying Index, which rebalances and is reconstituted on a quarterly basis, implements a free float market capitalization weighting methodology that does not impose maximum weight constraints on individual securities, which enables greater exposure to securities classified by GICS® as Industrials companies than would otherwise be possible if maximum weight constraints were imposed (so-called “PureCap” exposure to the Industrials sector). Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). As part of the investment strategy, the Fund may also invest in ETFs that track the performance of companies within the Industrials sector or companies that, either individually or in the aggregate, invest in securities that collectively have an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other economic characteristics. Rebalancing refers to regular adjustments made to the weights of existing constituents within an index consistent with the methodology of that index, whereas reconstituting refers to the process of adding or removing the constituent securities of an index. The selection of the components of the Underlying Index is made by the Index Provider based on its proprietary methodology. The Fund’s portfolio is generally rebalanced and reconstituted in accordance with the Underlying Index.

As defined by GICS®, the Industrials sector includes " manufacturers and distributors of capital goods such as aerospace & defense, building products, electrical equipment and machinery and companies that offer construction & engineering services. It also includes providers of commercial & professional services including printing, environmental and facilities services, office services & supplies, security & alarm services, human resource & employment services, research & consulting services. It also includes companies that provide transportation services.”

MSCI USA Materials Index

The Underlying Index is designed to track the performance of U.S. securities included in the MSCI USA Index that fall within the Materials sector based on the MSCI and S&P Dow Jones Indices' Global Industry Classification Standard (GICS®), as determined by MSCI Inc. (“MSCI” or the "Index Provider"). As of June 1, 2026, the Underlying Index had 28 constituents with a market capitalization between $11.9 billion and $230.0 billion.

The Underlying Index, which rebalances and is reconstituted on a quarterly basis, implements a free float market capitalization weighting methodology that does not impose maximum weight constraints on individual securities, which enables greater exposure to securities classified by GICS® as Materials companies than would otherwise be possible if maximum weight constraints were imposed (so-called “PureCap” exposure to the Materials sector). Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). As part of the investment strategy, the Fund may also invest in ETFs that track the performance of companies within the Materials sector or companies that, either individually or in the aggregate, invest in securities that collectively have an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other economic characteristics. Rebalancing refers to regular adjustments made to the weights of existing constituents within an index consistent with the methodology of that index, whereas reconstituting refers to the process of adding or removing the constituent securities of an index. The selection of the components of the Underlying Index is made by the Index Provider based on its proprietary methodology. The Fund’s portfolio is generally rebalanced and reconstituted in accordance with the Underlying Index.

As defined by GICS®, the Materials sector includes "companies that manufacture chemicals, construction materials, forest products, glass, paper and related packaging products, and metals, minerals and mining companies, including producers of steel.”

MSCI USA Utilities Index

The Underlying Index is designed to track the performance of U.S. securities included in the MSCI USA Index that fall within the Utilities sector based on the MSCI and S&P Dow Jones Indices' Global Industry Classification Standard (GICS®), as determined by MSCI Inc. (“MSCI” or the "Index Provider"). As of June 1, 2026, the Underlying Index had 29 constituents with a market capitalization between $18.0 billion and $174.5 billion.

The Underlying Index, which rebalances and is reconstituted on a quarterly basis, implements a free float market capitalization weighting methodology that does not impose maximum weight constraints on individual securities, which enables greater exposure to securities classified by GICS® as Utilities companies than would otherwise be possible if maximum weight constraints were imposed (so-called “PureCap” exposure to the Utilities sector). Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). As part of the investment strategy, the Fund may also invest in ETFs that track the performance of companies within the Utilities sector or companies that, either individually or in the aggregate, invest in securities that collectively have an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other economic characteristics. Rebalancing refers to regular adjustments made to the weights of existing constituents within an index consistent with the methodology of that index, whereas reconstituting refers to the process of adding or removing the constituent securities of an index. The selection of the components of the Underlying Index is made by the Index Provider based on its proprietary methodology. The Fund’s portfolio is generally rebalanced and reconstituted in accordance with the Underlying Index.

As defined by GICS®, the Utilities sector includes “utility companies such as electric, gas and water utilities. It also includes independent power producers & energy traders and companies that engage in generation and distribution of electricity using renewable sources.”

MSCI USA Real Estate Index

The Underlying Index is designed to track the performance of U.S. securities included in the MSCI USA Index that fall within the Real Estate sector based on the MSCI and S&P Dow Jones Indices' Global Industry Classification Standard (GICS®), as determined by MSCI Inc. (“MSCI” or the "Index Provider"). As of June 1, 2026, the Underlying Index had 27 constituents with a market capitalization between $13.3 billion and $139.3 billion.

The Underlying Index, which rebalances and is reconstituted on a quarterly basis, implements a free float market capitalization weighting methodology that does not impose maximum weight constraints on individual securities, which enables greater exposure to securities classified by GICS® as Real Estate companies than would otherwise be possible if maximum weight constraints were imposed (so-called “PureCap” exposure to the Real Estate sector). Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). As part of the investment strategy, the Fund may also invest in ETFs that track the performance of companies within the Real Estate sector or companies that, either individually or in the aggregate, invest in securities that collectively have an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other economic characteristics. Rebalancing refers to regular adjustments made to the weights of existing constituents within an index consistent with the methodology of that index, whereas reconstituting refers to the process of adding or removing the constituent securities of an index. The selection of the components of the Underlying Index is made by the Index Provider based on its proprietary methodology. The Fund’s portfolio is generally rebalanced and reconstituted in accordance with the Underlying Index.

As defined by GICS®, the Real Estate sector includes "companies engaged in real estate development and operation. It also includes companies offering real estate related services and Equity Real Estate Investment Trusts (REITs).”

Disclaimer

THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY GLOBAL X MANAGEMENT COMPANY, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES

WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this Fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this Fund without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

OTHER SERVICE PROVIDERS

SEI Investments Global Funds Services is the sub-administrator for each Fund.

Brown Brothers Harriman & Co. is the custodian and transfer agent for the Fund.

Stradley Ronon Stevens & Young, LLP serves as counsel for the Trust and the Trust's Independent Trustees.

PricewaterhouseCoopers LLP will serve as the Fund's independent registered public accounting firm for the fiscal year ending November 30, 2026.

ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various parties, including among others, a Fund's Adviser, sub-adviser(s) (as applicable), custodian(s), and transfer agent(s) who provide services to the Fund. Shareholders are not parties to any such contractual arrangements and are not intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Funds that investors should consider in determining whether to purchase Fund Shares. Neither this Prospectus nor the SAI is intended, or should be read, to be or give rise to an agreement or contract between the Trust or the Funds and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

FINANCIAL HIGHLIGHTS

Because the Funds had not commenced operations as of the November 30, 2025 fiscal year end, financial highlights are not yet available.

OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by any national securities exchange. No national securities exchange makes any representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. No national securities exchange has any obligation or liability in connection with the administration, marketing or trading of the Funds.

For purposes of the 1940 Act, shares that are issued by a registered investment company and purchases of such shares by investment companies and companies relying on Sections 3(c)(1) or 3(c)(7) of the 1940 Act are subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act. Registered investment companies may be permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain conditions set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an agreement with the Fund.

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealers who are not "underwriters" but are participating in a distribution (as contrasted with ordinary secondary trading transactions), and thus dealing with Shares that are part of an "unsold allotment" within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on NYSE Arca is satisfied by the fact that the prospectus is available at NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

For more information visit our website at

www.globalxetfs.com

or call 1-888-493-8631

Investment Adviser and Administrator Global X Management Company LLC 605 3rd Avenue, 43rd Floor New York, NY 10158
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456
Custodian and Transfer Agent Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110
Sub-Administrator SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456
Legal Counsel to the Global X Funds® and Independent Trustees Stradley Ronon Stevens & Young, LLP 2000 K Street N.W., Suite 700 Washington, DC 20006
Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Two Commerce Square, Suite 1800 2001 Market Street Philadelphia, PA 19103

A Statement of Additional Information dated August 17, 2026, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

Additional information about the Funds and their investments will appear in their annual and semi-annual reports to shareholders and in Form N-CSR, when available. The annual report explains the market conditions and investment strategies affecting each Fund's performance during its last fiscal year. In Form N-CSR you will find each Fund's annual and semi-annual financial statements.

You can ask questions or obtain a free copy of each Fund's semi-annual and annual report, the Statement of Additional Information, or other information, such as Fund financial statements, when available, by calling 1-888-493-8631. Free copies of a Fund's semi-annual and annual report and the Statement of Additional Information are available from our website at www.globalxetfs.com.

Information about each Fund, including its semi-annual and annual reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied on the EDGAR database on the SEC's internet site (http://www.sec.gov). You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

PROSPECTUS

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

August 17, 2026

Investment Company Act File No.: 811-22209

Statement of Additional Information

August 17, 2026

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current Prospectus ("Prospectus") for the following Funds ("Funds") of Global X Funds® ("Trust") as such Prospectus may be revised or supplemented from time to time:

Global X PureCap℠ MSCI Financials ETF (GXPF)
Global X PureCap℠ MSCI Health Care ETF (GXPH)
Global X PureCap℠ MSCI Industrials ETF (GXPI)
Global X PureCap℠ MSCI Materials ETF (GXPM)
Global X PureCap℠ MSCI Utilities ETF (GXPU)
Global X PureCap℠ MSCI Real Estate ETF (GXPR)

The Prospectus for the Funds is dated August 17, 2026. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, PA 19456, calling 1-888-493-8631 or visiting www.globalxetfs.com. The principal U.S. national stock exchange on which the Funds identified in this SAI are listed is NYSE Arca (the "Exchange").

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GENERAL DESCRIPTION OF THE TRUST AND FUNDS

As of the date of this SAI, the Trust consists of 130 portfolios, of which 117 are operational. The Trust was formed as a Delaware Statutory Trust on March 6, 2008 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended ("1940 Act"). The offering of the Trust's shares is registered under the Securities Act of 1933, as amended ("Securities Act"). Each Fund is "non-diversified" and, as such, each Fund's investments are not required to meet certain diversification requirements under the 1940 Act. This SAI relates only to the following Funds:

Global X PureCap℠ MSCI Financials ETF
Global X PureCap℠ MSCI Health Care ETF
Global X PureCap℠ MSCI Industrials ETF
Global X PureCap℠ MSCI Materials ETF
Global X PureCap℠ MSCI Utilities ETF
Global X PureCap℠ MSCI Real Estate ETF

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index ("Underlying Index"). A Fund's investment objective and Underlying Index may be changed without shareholder approval. Shareholders will be given 60 days prior notice of any change of a Fund's investment objective. If Global X Management Company LLC, the Funds' investment adviser ("GXMC" or the "Adviser") changes an Underlying Index, the name of a Fund may be changed as well. Each Fund is managed by the Adviser.

The Funds offer and issue shares at net asset value per share ("NAV") only in aggregations of a specified number of shares (each, a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of securities included in each Fund's Underlying Index ("Deposit Securities"), together with the deposit of a specified cash payment ("Cash Component"). The shares of the Funds ("Shares") are, or will be, listed and expected to be traded on NYSE Arca (the "Exchange").

Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a Cash Component. The number of Shares per Creation Unit of each Fund are as follows:

Fund	Number of Shares per Creation Unit
Global X PureCap℠ MSCI Financials ETF	10,000
Global X PureCap℠ MSCI Health Care ETF	10,000
Global X PureCap℠ MSCI Industrials ETF	10,000
Global X PureCap℠ MSCI Materials ETF	10,000
Global X PureCap℠ MSCI Utilities ETF	10,000
Global X PureCap℠ MSCI Real Estate ETF	10,000

The Trust reserves the right to offer a "cash" option for creations and redemptions of Shares. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to 110% of the market value of the missing Deposit Securities. The required amount of deposit may be changed by the Adviser from time to time. See the "Purchase and Redemption of Creation Units" section of this SAI for further discussion. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be in addition to the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the Securities and Exchange Commission ("SEC") applicable to management investment companies offering redeemable securities.

ADDITIONAL INVESTMENT INFORMATION

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

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Shares of each Fund are listed for trading on the Exchange and trade throughout the day on the Exchange and other secondary markets. There can be no assurance that each Fund will continue to meet the listing requirements of the exchange on which it is listed. The Exchange may, but is not required to, remove the Shares of a Fund from its listing if (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than fifty (50) record and/or beneficial holders of the Fund for thirty (30) or more consecutive trading days, (2) the value of the Underlying Index on which the Fund is based is no longer calculated or available, or (3) any other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

In order to provide additional information regarding the indicative value of Shares of each Fund, the Exchange or a designated "indicative optimized portfolio value" ("IOPV") provider disseminates every fifteen seconds, through the facilities of the Consolidated Tape Association, an updated IOPV for each Fund as calculated by an information provider or a market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs and makes no representation or warranty as to the accuracy of the IOPVs.

An IOPV has a securities value component and a cash component. The securities values included in an IOPV are the values of the Deposit Securities for the applicable Fund. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by a Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. While the IOPV reflects the current market value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit Aggregation, it does not necessarily reflect the precise composition of the current portfolio of securities held by the applicable Fund at a particular point in time, because the current portfolio of the Fund may include securities that are not a part of the Deposit Securities. Furthermore, the IOPV does not capture certain items, such as tax liability accruals, which may occur for Fund investments in certain foreign jurisdictions. Therefore, each Fund's IOPV disseminated during the Exchange's trading hours should not be viewed as a real time update of the Fund's NAV, which is calculated only once a day.

In addition to the securities component described in the preceding paragraph, the IOPV for each Fund includes a cash component consisting of estimated accrued dividends and other income, less expenses. If applicable, each IOPV also reflects changes in currency exchange rates between the U.S. Dollar and the applicable foreign currency.

The Trust reserves the right to adjust the share prices of the Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Funds.

Global X PureCap℠ MSCI Financials ETF

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the Financials sector. This is accomplished by investing in the component securities of the Underlying Index or in investments (either directly or indirectly through exchange traded funds (“ETFs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Global X PureCap℠ MSCI Health Care ETF

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the Health Care sector. This is accomplished by investing in the component securities of the Underlying Index or in investments (either directly or indirectly through exchange traded funds (“ETFs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
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Global X PureCap℠ MSCI Industrials ETF

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the Industrials sector. This is accomplished by investing in the component securities of the Underlying Index or in investments (either directly or indirectly through exchange traded funds (“ETFs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Global X PureCap℠ MSCI Materials ETF

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the Materials sector. This is accomplished by investing in the component securities of the Underlying Index or in investments (either directly or indirectly through exchange traded funds (“ETFs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Global X PureCap℠ MSCI Utilities ETF

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the Utilities sector. This is accomplished by investing in the component securities of the Underlying Index or in investments (either directly or indirectly through exchange traded funds (“ETFs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Global X PureCap℠ MSCI Real Estate ETF

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the Real Estate sector. This is accomplished by investing in the component securities of the Underlying Index or in investments (either directly or indirectly through exchange traded funds (“ETFs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

CYBERSECURITY RISK. With the increased use of technologies such as the Internet to conduct business, each Fund is susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund, Authorized Participants, or service providers (including, without limitation, the Adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.

In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through "hacking" or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). These cyberattacks could cause the misappropriation of assets or personal information, corruption of data or operational disruptions. Geopolitical tensions may, from time to time, increase the scale and sophistication of deliberate cyberattacks. In addition, cyber-attacks may render records of Fund assets and transactions, shareholder ownership of Fund Shares, and other data integral to the functioning of a Fund inaccessible or inaccurate or incomplete. Substantial costs may be incurred by a Fund in order to resolve or prevent cyber incidents in the future.

Cyber security failures or breaches suffered by the Funds' Adviser, distributor and other service providers (including, but not limited to, index providers, fund accountants, custodians, transfer agents and administrators), market makers, Authorized Participants (as defined below) and the issuers of securities in which a Fund invests have the ability to cause disruptions and
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impact business operations potentially resulting in financial losses, interference with a Fund's ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds have established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified.

Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engage, governmental and other regulatory authorities, exchanges and other financial market operators, banks, brokers, dealers, insurance companies, other financial institutions and other parties. In addition, substantial costs may be incurred in order to prevent any cybersecurity incidents in the future. Although the Funds’ service providers may have established business continuity plans and risk management systems to mitigate cybersecurity risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. The Funds and their shareholders could be negatively impacted as a result.

The rapid development and increasingly widespread use of artificial intelligence technologies could increase the effectiveness of cyberattacks and exacerbate the risks.

NON-DIVERSIFICATION RISK. Non-diversification risk is the risk that a non-diversified fund may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments. A “non-diversified” classification means that, unlike a diversified fund, a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. As a result, the securities of particular issuers may dominate the Underlying Index of a Fund. The Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, business, political, regulatory, or other occurrence affecting these issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares.

Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit the investment flexibility of certain Funds and may make it less likely that such a Fund will meet its investment objective.

SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS. To the extent consistent with its investment policies, each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises ("GSE")); (iii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits, bank notes and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. ("Moody's"), "A-1" by Standard & Poor's Rating Service ("S&P") or, if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis.

Pursuant to amendments adopted by the SEC in July 2014, money market fund regulations require money market funds that do not meet the definitions of a retail money market fund or government money market fund to transact at a floating NAV per share (similar to all other non-money market mutual funds), instead of at a $1 stable share price, as well as permit (or, in certain circumstances, require) money market funds to impose liquidity fees and redemption gates for use in times of market stress. Any impact on the trading and value of money market instruments as a result of these money market fund regulations may negatively affect a Fund's yield and return potential.

Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable
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drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes generally rank junior to deposit liabilities of banks and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the FDIC or any other insurer.

Each Fund may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Commercial paper purchased by the Funds may include asset-backed commercial paper. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

DERIVATIVES. Derivatives are financial instruments the values of which are based on the value of one or more reference assets or indicators, such as a security, asset, currency, interest rate, fund or index. Although the value of a derivative is based on an underlying asset or indicator, a derivative typically does not carry the same rights as would be the case if the Fund invested directly in the underlying securities, currencies or other assets. Many derivative transactions are entered into “over-the-counter” without a central clearinghouse; as a result, the value of such a derivative transaction will depend on, among other factors, the ability and the willingness of a Fund’s counterparty to perform its obligations under the transaction. A liquid secondary market may not always exist for a Fund’s derivative positions at any time, and a Fund may not be able to initiate or liquidate a swap position at an advantageous time or price, which may result in significant losses. A Fund may also face the risk that it may not be able to meet margin and payment requirements to maintain a derivatives position.

Rule 18f-4 under the 1940 Act (“Rule 18f-4”) governs the use of derivatives by registered investment companies. Rule 18f-4 imposes limits on the amount of leverage risk to which a Fund may be exposed through certain derivative instruments that may oblige such Fund to make payments or incur additional obligations in the future. Under Rule 18f-4, the Funds’ investment in such derivatives is limited through a value-at risk or “VaR” test. If a Fund's use of such derivatives is more than a limited specified exposure amount, it is required to establish and maintain a derivatives risk management program, subject to oversight by the Board of Trustees of the Trust, and appoint a derivatives risk manager to implement such program. It is possible that the limits and compliance costs associated with Rule 18f-4 may adversely affect a Fund’s performance, efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives and may increase the Fund’s costs.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To the extent consistent with its investment policies, each Fund may invest in U.S. or foreign futures contracts and may purchase and sell call and put options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. A Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. A Fund will not use futures or options for speculative purposes. In connection with a Fund's position in a futures contract or related option, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

Futures Contracts. To the extent consistent with its investment policies, each Fund may enter into certain equity, index and currency futures transactions, as well as other futures transactions that become available in the markets. By using such futures contracts, the Funds may obtain exposure to certain equities, indexes and currencies without actually investing in such instruments. Index futures may be based on broad indices, such as the S&P 500 Index, or narrower indices. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to
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accept delivery of, a stated quantity of foreign currency for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Fund to help the Fund track the price and yield performance of its Underlying Index.

Some futures contracts are traded on organized exchanges regulated by the SEC or Commodity Futures Trading Commission ("CFTC"), and transactions on them are cleared through a clearing corporation, which guarantees the performance of the parties to the contract. If regulated by the CFTC, such exchanges may be designated contract markets or swap execution facilities.

A Fund may also engage in transactions in foreign stock index futures, which may be traded on foreign exchanges. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association ("NFA") nor any domestic exchange regulates activities of any such organization, even if it is formally linked to a domestic market. Moreover, foreign laws and regulations and transactions executed under such laws and regulations may not be afforded certain of the protective measures provided domestically. In addition, the price of foreign futures or foreign options contracts may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Unlike purchases or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker or in a segregated account with a custodian or sub-custodian an amount of liquid assets, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable, and the Fund would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

There are several risks in connection with the use of futures by a Fund. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures, which will not be completely offset by movements in the price of the instruments that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions, which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and
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movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

In general, positions in futures may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for such futures. Although each Fund intends to purchase or sell futures only on trading facilities where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any trading facility will exist for any particular contract or at any particular time. In such an event, it may not be possible to close a futures contract position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities may not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges, which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Successful use of futures by a Fund is subject to the Adviser's ability to predict correctly movements in the direction of the market. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

Options on Futures Contracts. To the extent consistent with its investment policies, each Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to receive and execute a long futures contract (if the option is a call) or a short futures contract (if the option is a put) at a specified price at any time during the period of the option. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. Each Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

CFTC REGULATION. The Adviser, on behalf of each Fund, has claimed an exclusion from the definition of commodity pool operator ("CPO") under the Commodity Exchange Act ("CEA"), and the Adviser has claimed an exemption from registration as a commodity trading advisor ("CTA") under the CEA. Therefore, each Fund is not subject to registration as a CPO and the Adviser is not subject to registration as a CTA. Under this CPO exclusion, the Funds must adhere to certain limits on investments in "commodity interests" and may only use a de minimis amount of commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC). A de minimis amount is defined as an amount such that the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of a Fund's net asset value or, alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, may not exceed 100% of a Fund's net asset value (after taking into account unrealized profits and unrealized losses on any such positions). The Funds and
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the Adviser currently are engaged only in a de minimis amount of such transactions and, therefore, neither the Funds nor the Adviser are currently subject to the registration and most regulatory requirements applicable to CPOs and CTAs, respectively. There can be no certainty that the Funds or the Adviser will continue to qualify under the applicable exclusion or exemption, as each Fund's investments may change over time. If a Fund or the Adviser is subject to CFTC registration, it may incur additional costs or be subject to additional regulatory requirements.

GOVERNMENT INTERVENTION IN FINANCIAL MARKETS. The value of a Fund's holdings is generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In the event of such a disturbance, issuers of securities held by the Fund may experience significant declines in the value of their assets and even cease operations or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. Governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund's portfolio holdings.

Past instability during the 2008-2009 financial downturn led the U.S. Government, other governments and financial and prudential regulators to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases a lack of liquidity. It is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

ILLIQUID OR RESTRICTED SECURITIES. To the extent consistent with its investment policies, each Fund may invest up to 15% of its net assets in securities that are illiquid (calculated at the time of investment). The Funds will comply with Rule 22e-4 under the 1940 Act in managing illiquid investments. A Fund may purchase commercial paper issued pursuant to Section 4(2) of the Securities Act, as well as securities that are not registered under the Securities Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as the Adviser determines, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists. This practice could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

INVESTMENT COMPANIES. Subject to applicable statutory and regulatory limitations described below, each Fund may invest in shares of other investment companies, including open-end and closed-end investment companies, business development companies and other exchange-traded funds ("ETFs"). An investment in an investment company is subject to the risks associated with that investment company’s portfolio securities. Because the value of other investment company or ETF shares depends on the NAV or the demand in the market, respectively, the Adviser may not be able to liquidate a Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance. Investments in closed-end funds may entail the additional risk that the market value of such investments may be substantially less than their net asset value. To the extent a Fund invests in shares of another investment company, the Fund will indirectly bear a proportionate share of that investment company’s advisory fees and other operating expenses. These fees are in addition to the management fees and other operational expenses incurred directly by the Funds. In addition, the Funds could incur a sales charge in connection with purchasing an investment company security or a redemption fee upon the redemption of such security.

Section 12(d)(1)(A) of the 1940 Act provides that a fund may not purchase or otherwise acquire the securities of other investment companies if, as a result of such purchase or acquisition, it would own: (i) more than 3% of the total outstanding voting stock of the acquired investment company; (ii) securities issued by any one investment company having a value in excess of 5% of the fund’s total assets; or (iii) securities issued by all investment companies having an aggregate value in excess of 10% of the fund’s total assets. These limitations are subject to certain statutory and regulatory exemptions including rule 12d1-4 under the 1940 Act ("Rule 12d1-4"). Rule 12d1-4 permits a Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions. Among other conditions, Rule 12d1-4 prohibits a fund from acquiring control of another investment company (other than an investment company in the same group of investment companies), including by acquiring more than 25% of its voting securities. In addition, Rule 12d1-4 imposes certain voting requirements when a fund’s ownership of another investment company exceeds particular thresholds. If shares of a fund are acquired by another investment company, the “acquired” fund may not purchase or otherwise acquire the securities of an investment company or private fund if immediately after such purchase or acquisition, the securities of investment companies and private funds owned by that acquired fund have an aggregate value in excess of 10% of the value of the total assets of the fund, subject to certain exceptions. These restrictions may limit the Funds' ability to invest in other investment companies to the extent desired. In addition, other unaffiliated investment companies may impose other investment limitations or redemption restrictions which may also limit the Funds' flexibility with respect to making investments in those unaffiliated investment companies.
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Because the value of other investment company or ETF shares depends on the NAV or the demand in the market, respectively, the Adviser may not be able to liquidate a Fund’s holdings in those shares at the most optimal time, adversely affecting a Fund’s performance. If required by the 1940 Act, each Fund expects to vote the shares of other investment companies that are held by the Funds in the same proportion as the vote of all other holders of such securities. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Funds.

LEVERAGE. Under the 1940 Act, a Fund is permitted to borrow from a bank up to 33 1/3% of its total net assets for short-term or emergency purposes. Each Fund may borrow money at fiscal quarter end to maintain the required level of diversification to qualify as a RIC for purposes of the Code. As a result, a Fund may be exposed to the risks of leverage, which may be considered a speculative investment technique. Leverage magnifies the potential for gain and loss on amounts invested and therefore increases the risks associated with investing in the Funds. If the value of a Fund''s assets increases, then leveraging would cause the Fund's NAV to increase more sharply than it would have had the Fund not been leveraged. Conversely, if the value of a Fund's assets decreases, leveraging would cause the Fund's NAV to decline more sharply than it otherwise would have had the Fund not been leveraged. The Funds may incur additional expenses in connection with borrowings.

NEW FUND RISKS. The Funds are new funds, with limited or no operating history, which may result in additional risks for investors in the Funds. There can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Funds. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

OPTIONS. To the extent consistent with its investment policies, each Fund may invest in put options and call options and may write covered call and secured put options that the Adviser believes will help the Fund to track its Underlying Index. Such options may relate to particular securities, foreign and domestic stock indices, financial instruments, foreign currencies or the yield differential between two securities ("yield curve options") and may or may not be listed on a domestic or foreign securities exchange or issued by the Options Clearing Corporation. A call option for a particular security or currency gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security or currency gives the purchaser the right to sell the security or currency at the stated exercise price prior to the expiration date of the option, regardless of the market price of the security or currency. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

Options trading is a highly specialized activity, which entails risk greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

The Funds will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if the Fund owns the security or currency underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian a portfolio of securities substantially replicating the index, or liquid assets equal to the contract value. A call option also is covered if the Fund holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the Fund segregates liquid assets in the amount of the difference.

All put options written by a Fund would be covered, which means that such Fund will segregate cash or liquid assets with a value at least equal to the exercise price of the put option or will use the other methods described in the next sentence. A put option also is covered if the Fund holds a put option on the same security or currency as the option written where the exercise price of the option held is (i) equal to or higher than the exercise price of the option written, or (ii) less than the exercise price of the option written, provided the Fund segregates liquid assets in the amount of the difference.

With respect to yield curve options, a call (or put) option is covered if a Fund holds another call (or put) option on the spread between the same two securities and segregates liquid assets sufficient to cover the Fund's net liability under the two options. Therefore, the Fund's liability for such a covered option generally is limited to the difference between the amount of the Fund's
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liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options also may be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations.

A Fund's obligation to sell subject to a covered call option written by it, or to purchase a security or currency subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or currency, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying security or currency or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security or currency (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned security or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

There are several risks associated with transactions in certain options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. To the extent that a Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk, which is the risk that the counterparty to an options contract will fail to make required payments or otherwise comply with the contract’s terms.

REPURCHASE AGREEMENTS. To the extent consistent with its investment policies, each Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Each Fund may invest in repurchase agreements, provided that a Fund may not invest more than 15% of its net assets in illiquid securities or other illiquid assets (calculated at the time of investment), including repurchase agreements maturing in more than seven days. Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Fund's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements normally are held either by the Trust's custodian or sub-custodian, or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose a Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (a)
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possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

REVERSE REPURCHASE AGREEMENTS. To the extent consistent with its investment policies, each Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). The Funds may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. The Funds will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the applicable Fund will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

SECURITIES LENDING. Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral. Investing the collateral subjects it to market depreciation or appreciation, and each Fund is responsible for any loss that may result from its investment in borrowed collateral. A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially.

TRACKING VARIANCE. As discussed in the Prospectus, the Funds are subject to the risk of tracking variance (also referred to as tracking error risk). Tracking variance may result from share purchases and redemptions, transaction costs, expenses and other factors. Share purchases and redemptions may necessitate the purchase and sale of securities by a Fund and the resulting transaction costs, which may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate reorganizations are made to conform each Fund's holdings to its investment objective. Tracking variance also may occur due to factors such as the size of a Fund, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in a Fund's designated index or the manner in which the index is calculated or because the indexing and investment approach of the Adviser does not produce the intended goal of the Fund. Tracking variance is monitored by the Adviser at least quarterly. In the event the performance of a Fund is not comparable to the performance of its designated index, the Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures.

WARRANTS. To the extent consistent with its investment policies, a Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that the applicable Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

U.S. GOVERNMENT SECURITIES. A Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in pursuit of its investment objective, in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques it employs, as part of a cash reserve or for liquidity purposes. U.S. government securities, such as Treasury bills, notes and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association ("Ginnie Mae"), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase an agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise.

Although U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation ("Freddie Mac®") and the Federal National Mortgage Association ("Fannie Mae®") may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury nor supported by the full faith and
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credit of the U.S. government. The maximum potential liability of the issuers of some U.S. government securities held by a Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. There is no assurance that the U.S. government would provide financial support to its agencies and instrumentalities in the future if not required to do so, even though the U.S. government has provided financial support to certain U.S. government-sponsored enterprises in the past during periods of extremity. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration ("FHFA") acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

U.S. government agencies and instrumentalities that issue or guarantee securities include the FHFA, Fannie Mae, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, Ginnie Mae, the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, Freddie Mac, the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association ("Sallie Mae®").

RECENT MARKET CONDITIONS. The performance of the Funds is subject to general market conditions. These general market conditions include real or perceived adverse economic or regulatory conditions, changes in the general outlook for corporate earnings, changes in interest or currency exchange rates or adverse investor sentiment generally. Market values may also decline due to factors which affect a particular industry or sector, such as labor shortages or increased production costs and competitive conditions within an industry.

The U.S. economy has been challenged by tariffs and slower labor demand in a market characterized by uncertainty. Consumer spending has remained resilient despite persistent inflation; nevertheless, consumer sentiment may change as tariffs continue to take effect. Division and uncertainty within the U.S. Federal Reserve Board (the “Fed”) has made rate cuts harder to predict as the Fed continues to monitor inflation. In the U.S. and abroad, economic growth has been bolstered by investments in artificial intelligence and related infrastructure, however, global economic growth has slowed amid geopolitical turbulence and trade tensions. Nonetheless, the Chinese economy has maintained a positive growth trajectory as trade negotiations with the U.S. continues. Geopolitical tension, including armed conflicts in Ukraine and the Middle East, continues to contribute to uncertainty in global markets. Escalations in any of these conflicts, as well as other global developments, could potentially weigh on market sentiment and increase volatility.

It is impossible to predict the effects of these or similar events in the future on the performance of the Funds, although it is possible that these or similar events could have a significant adverse impact on the NAV and/or risk profile of a Fund.

INFORMATION REGARDING THE INDICES AND THE INDEX PROVIDER

MSCI USA Financials Index

The Underlying Index is designed to track the performance of U.S. securities included in the MSCI USA Index that fall within the Financials sector based on the MSCI and S&P Dow Jones Indices' Global Industry Classification Standard (GICS®), as determined by MSCI Inc. (“MSCI” or the "Index Provider"). As of June 1, 2026, the Underlying Index had 83 constituents with a market capitalization between $11.1 billion and $1,014.2 billion.

The Underlying Index, which rebalances and is reconstituted on a quarterly basis, implements a free float market capitalization weighting methodology that does not impose maximum weight constraints on individual securities, which enables greater exposure to securities classified by GICS® as Financials companies than would otherwise be possible if maximum weight constraints were imposed (so-called “PureCap” exposure to the Financials sector). Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). As part of the investment strategy, the Fund may also invest in ETFs that track the performance of companies within the Financials sector or companies that, either individually or in the aggregate, invest in securities that collectively have an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other economic characteristics. Rebalancing refers to regular adjustments made to the weights of existing constituents within an index consistent with the methodology of that index, whereas reconstituting refers to the process of adding or removing the constituent securities of an index. The selection of the components of the Underlying Index is made by the Index Provider based on its proprietary methodology. The Fund’s portfolio is generally rebalanced and reconstituted in accordance with the Underlying Index.
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As defined by GICS®, the Financials sector encompasses "companies engaged in banking, financial services, consumer finance, capital markets and insurance activities. It also includes Financial Exchanges & Data and Mortgage REITs."

MSCI USA Health Care Index

The Underlying Index is designed to track the performance of U.S. securities included in the MSCI USA Index that fall within the Health Care sector based on the MSCI and S&P Dow Jones Indices' Global Industry Classification Standard (GICS®), as determined by MSCI Inc. (“MSCI” or the "Index Provider"). As of June 1, 2026, the Underlying Index had 57 constituents with a market capitalization between $10.3 billion and $1,019.2 billion.

The Underlying Index, which rebalances and is reconstituted on a quarterly basis, implements a free float market capitalization weighting methodology that does not impose maximum weight constraints on individual securities, which enables greater exposure to securities classified by GICS® as Health Care companies than would otherwise be possible if maximum weight constraints were imposed (so-called “PureCap” exposure to the Health Care sector). Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). As part of the investment strategy, the Fund may also invest in ETFs that track the performance of companies within the Health Care sector or companies that, either individually or in the aggregate, invest in securities that collectively have an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other economic characteristics. Rebalancing refers to regular adjustments made to the weights of existing constituents within an index consistent with the methodology of that index, whereas reconstituting refers to the process of adding or removing the constituent securities of an index. The selection of the components of the Underlying Index is made by the Index Provider based on its proprietary methodology. The Fund’s portfolio is generally rebalanced and reconstituted in accordance with the Underlying Index.

As defined by GICS®, the Health Care sector includes "health care providers & services, companies that manufacture and distribute health care equipment & supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products.”

MSCI USA Industrials Index

The Underlying Index is designed to track the performance of U.S. securities included in the MSCI USA Index that fall within the Industrials sector based on the MSCI and S&P Dow Jones Indices' Global Industry Classification Standard (GICS®), as determined by MSCI Inc. (“MSCI” or the "Index Provider"). As of June 1, 2026, the Underlying Index had 57 constituents with a market capitalization between $10.3 billion and $1,019.2 billion.

The Underlying Index, which rebalances and is reconstituted on a quarterly basis, implements a free float market capitalization weighting methodology that does not impose maximum weight constraints on individual securities, which enables greater exposure to securities classified by GICS® as Industrials companies than would otherwise be possible if maximum weight constraints were imposed (so-called “PureCap” exposure to the Industrials sector). Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). As part of the investment strategy, the Fund may also invest in ETFs that track the performance of companies within the Industrials sector or companies that, either individually or in the aggregate, invest in securities that collectively have an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other economic characteristics. Rebalancing refers to regular adjustments made to the weights of existing constituents within an index consistent with the methodology of that index, whereas reconstituting refers to the process of adding or removing the constituent securities of an index. The selection of the components of the Underlying Index is made by the Index Provider based on its proprietary methodology. The Fund’s portfolio is generally rebalanced and reconstituted in accordance with the Underlying Index.

As defined by GICS®, the Industrials sector includes " manufacturers and distributors of capital goods such as aerospace & defense, building products, electrical equipment and machinery and companies that offer construction & engineering services. It also includes providers of commercial & professional services including printing, environmental and facilities services, office services & supplies, security & alarm services, human resource & employment services, research & consulting services. It also includes companies that provide transportation services.”

MSCI USA Materials Index

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The Underlying Index is designed to track the performance of U.S. securities included in the MSCI USA Index that fall within the Materials sector based on the MSCI and S&P Dow Jones Indices' Global Industry Classification Standard (GICS®), as determined by MSCI Inc. (“MSCI” or the "Index Provider"). As of June 1, 2026, the Underlying Index had 28 constituents with a market capitalization between $11.9 billion and $230.0 billion.

The Underlying Index, which rebalances and is reconstituted on a quarterly basis, implements a free float market capitalization weighting methodology that does not impose maximum weight constraints on individual securities, which enables greater exposure to securities classified by GICS® as Materials companies than would otherwise be possible if maximum weight constraints were imposed (so-called “PureCap” exposure to the Materials sector). Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). As part of the investment strategy, the Fund may also invest in ETFs that track the performance of companies within the Materials sector or companies that, either individually or in the aggregate, invest in securities that collectively have an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other economic characteristics. Rebalancing refers to regular adjustments made to the weights of existing constituents within an index consistent with the methodology of that index, whereas reconstituting refers to the process of adding or removing the constituent securities of an index. The selection of the components of the Underlying Index is made by the Index Provider based on its proprietary methodology. The Fund’s portfolio is generally rebalanced and reconstituted in accordance with the Underlying Index.

As defined by GICS®, the Materials sector includes "companies that manufacture chemicals, construction materials, forest products, glass, paper and related packaging products, and metals, minerals and mining companies, including producers of steel.”

MSCI USA Utilities Index

The Underlying Index is designed to track the performance of U.S. securities included in the MSCI USA Index that fall within the Utilities sector based on the MSCI and S&P Dow Jones Indices' Global Industry Classification Standard (GICS®), as determined by MSCI Inc. (“MSCI” or the "Index Provider"). As of June 1, 2026, the Underlying Index had 29 constituents with a market capitalization between $18.0 billion and $174.5 billion.

The Underlying Index, which rebalances and is reconstituted on a quarterly basis, implements a free float market capitalization weighting methodology that does not impose maximum weight constraints on individual securities, which enables greater exposure to securities classified by GICS® as Utilities companies than would otherwise be possible if maximum weight constraints were imposed (so-called “PureCap” exposure to the Utilities sector). Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). As part of the investment strategy, the Fund may also invest in ETFs that track the performance of companies within the Utilities sector or companies that, either individually or in the aggregate, invest in securities that collectively have an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other economic characteristics. Rebalancing refers to regular adjustments made to the weights of existing constituents within an index consistent with the methodology of that index, whereas reconstituting refers to the process of adding or removing the constituent securities of an index. The selection of the components of the Underlying Index is made by the Index Provider based on its proprietary methodology. The Fund’s portfolio is generally rebalanced and reconstituted in accordance with the Underlying Index.

As defined by GICS®, the Utilities sector includes “utility companies such as electric, gas and water utilities. It also includes independent power producers & energy traders and companies that engage in generation and distribution of electricity using renewable sources.”

MSCI USA Real Estate Index

The Underlying Index is designed to track the performance of U.S. securities included in the MSCI USA Index that fall within the Real Estate sector based on the MSCI and S&P Dow Jones Indices' Global Industry Classification Standard (GICS®), as determined by MSCI Inc. (“MSCI” or the "Index Provider"). As of June 1, 2026, the Underlying Index had 27 constituents with a market capitalization between $13.3 billion and $139.3 billion.

The Underlying Index, which rebalances and is reconstituted on a quarterly basis, implements a free float market capitalization weighting methodology that does not impose maximum weight constraints on individual securities, which enables greater exposure to securities classified by GICS® as Real Estate companies than would otherwise be possible if maximum weight constraints were imposed (so-called “PureCap” exposure to the Real Estate sector). Free float market capitalization measures a
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company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). As part of the investment strategy, the Fund may also invest in ETFs that track the performance of companies within the Real Estate sector or companies that, either individually or in the aggregate, invest in securities that collectively have an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other economic characteristics. Rebalancing refers to regular adjustments made to the weights of existing constituents within an index consistent with the methodology of that index, whereas reconstituting refers to the process of adding or removing the constituent securities of an index. The selection of the components of the Underlying Index is made by the Index Provider based on its proprietary methodology. The Fund’s portfolio is generally rebalanced and reconstituted in accordance with the Underlying Index.

As defined by GICS®, the Real Estate sector includes "companies engaged in real estate development and operation. It also includes companies offering real estate related services and Equity Real Estate Investment Trusts (REITs).”

Disclaimers

THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY GLOBAL X MANAGEMENT COMPANY, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this Fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this Fund without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

INVESTMENT RESTRICTIONS

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Each Fund is subject to the investment policies enumerated in this section, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding Shares, which is defined by the 1940 Act as: (i) more than 50% of the Fund's outstanding shares; or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The Funds:

1.May not issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

2.May not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.May not act as an underwriter of securities within the meaning of the Securities Act, except as permitted under the Securities Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act, this would permit the Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.May not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Fund may: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

5.May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.May not make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

7.May not "concentrate" its investments in a particular industry or group of industries: (I) except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries; and (II) except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Fund's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; (iii) repurchase agreements (collateralized by the instruments described in clause (ii)) or (iv) securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

Notwithstanding these fundamental investment restrictions, each Fund may purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). A Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. In addition, if a Fund's holdings of illiquid securities exceed 15% of net assets because of changes in the value of the Fund's investments, the Fund will act in accordance with Rule 22e-4 under the 1940 Act and will take action to reduce its holdings of illiquid securities within a reasonable time frame deemed to be in the best interest of the Fund. Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

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Any investment restriction which involves a maximum percentage (other than the restriction set forth above in investment restriction No. 2) will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of a Fund. The 1940 Act requires that if the asset coverage for borrowings at any time falls below the limits under the 1940 Act described in investment restriction No. 2, a Fund will, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the net asset coverage of such borrowings shall conform to such limits.

CURRENT 1940 ACT LIMITATIONS

BORROWING. Investment companies generally may not borrow money, except that an investment company may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

UNDERWRITING. Investment companies generally may not act as an underwriter of another issuer's securities, except to the extent that an investment company may be deemed to be an underwriter within the meaning of the Securities Act in connection with the purchase or sale of portfolio securities.

REAL ESTATE. Investment companies generally may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but investment companies may purchase or sell securities or other instruments backed by real estate or of issuers engaged in real estate activities).

LOANS. Investment companies generally may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

PHYSICAL COMMODITIES. Investment companies generally may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but investment companies may purchase or sell options, futures contracts or other derivative instruments, and invest in securities or other instruments backed by physical commodities).

CONCENTRATION. For purposes of calculating concentration percentages, investment companies investing in (i) affiliated investment companies are required to look through to the holdings of the affiliated investment companies and include the holdings in calculations of concentration percentages, and (ii) unaffiliated investment companies are required to include the holdings of the unaffiliated investment companies to the extent that their prospectus discloses a policy to concentrate in a particular industry or group of industries. In addition, revenue bonds are characterized by the industry in which the revenue is used.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.
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The Adviser or its affiliates (each, as applicable, a “Selling Shareholder”) may purchase Creation Unit Aggregations through a broker-dealer to “seed” (in whole or in part) the Funds as the Funds are launched or thereafter, or may purchase shares from broker-dealers or other investors that have previously provided “seed” for the Funds when they were launched or otherwise in secondary market transactions, and because the Selling Shareholder may be deemed an affiliate of such Funds, the shares are being registered to permit the resale of these shares from time to time after purchase. The Funds will not receive any of the proceeds from the resale by the Selling Shareholders of these shares.

The Selling Shareholder intends to sell all or a portion of the shares owned by it and offered hereby from time to time directly or through one or more broker-dealers, and may also hedge such positions.  The shares may be sold on any national securities exchange on which the shares may be listed or quoted at the time of sale, in the over-the-counter market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected in transactions, which may involve crosses or block transactions.  The Selling Shareholder may use any one or more of the following methods when selling shares:

•ordinary brokerage transactions through brokers or dealers (who may act as agents or principals) or directly to one or more purchasers;
•privately negotiated transactions;
•through the writing or settlement of options or other hedging transactions, whether such options are listed on an options exchange or otherwise; and
•any other method permitted pursuant to applicable law.

The Selling Shareholder may also loan or pledge shares to broker-dealers that in turn may sell such shares, to the extent permitted by applicable law. The Selling Shareholder may also enter into options or other transactions with broker-dealers or other financial institutions or the creation of one or more derivative securities which require the delivery to such broker-dealer or other financial institution of shares, which shares such broker-dealer or other financial institution may resell.

The Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(11) of the Securities Act in connection with such sales.  In such event, any commissions paid to any such broker-dealer or agent and any profit on the resale of the shares purchased by them may be deemed to be underwriting commissions or discounts under the Securities Act. The Selling Shareholder who may be deemed an "underwriter" within the meaning of Section 2(11) of the Securities Act will be subject to the applicable prospectus delivery requirements of the Securities Act.

The Selling Shareholder has informed the Funds that it is not a registered broker-dealer and does not have any written or oral agreement or understanding, directly or indirectly, with any person to distribute the shares.  Upon the Funds being notified in writing by the Selling Shareholder that any material arrangement has been entered into with a broker-dealer for the sale of shares through a block trade, special offering, exchange distribution or secondary distribution or a purchase by a broker or dealer, a supplement to this SAI will be filed, if required, pursuant to Rule 497 under the Securities Act, disclosing (i) the name of each Selling Shareholder and of the participating broker-dealer(s), (ii) the number of shares involved, (iii) the price at which such shares were sold, (iv) the commissions paid or discounts or concessions allowed to such broker-dealer(s), where applicable, (v) that such broker-dealer(s) did not conduct any investigation to verify the information set out or incorporated by reference in the Fund’s Prospectus and SAI, and (vi) other facts material to the transaction.

The Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the Exchange Act and the rules and regulations thereunder, including, without limitation, to the extent applicable, Regulation M of the Exchange Act, which may limit the timing of purchases and sales of any of the shares by the Selling Shareholder and any other participating person.  To the extent applicable, Regulation M may also restrict the ability of any person engaged in the distribution of the shares to engage in market-making activities with respect to the shares.  All of the foregoing may affect the marketability of the shares and the ability of any person or entity to engage in market-making activities with respect to the shares.  There is a risk that the Selling Shareholder may redeem its investments in the Fund or otherwise sell its shares to a third party that may redeem. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Funds.

PORTFOLIO HOLDINGS

Policy on Disclosure of Portfolio Holdings

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The Board of Trustees of the Trust has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interests of the Funds' shareholders. The policy is designed to: (i) protect the confidentiality of the Funds' non-public portfolio holdings information, (ii) prevent the selective disclosure of such information, and (iii) ensure compliance by the Adviser and the Funds with the federal securities laws, including the 1940 Act and the rules promulgated thereunder and general principles of fiduciary duty. The Funds' portfolio holdings, or information derived from the Funds' portfolio holdings, may, in the Adviser's discretion, be made available to third parties if (i) such disclosure has been included in a Fund's public filings with the SEC or is disclosed on the Fund's publicly accessible Website; (ii) such disclosure is determined by the Chief Compliance Officer ("CCO") to be in the best interests of Fund shareholders and consistent with applicable law; (iii) such disclosure is made equally available to anyone requesting it; and (iv) the Adviser determines that the disclosure does not present the risk of such information being used to trade against the Funds.

Each business day, portfolio holdings information will be provided to the Transfer Agent or other agent for dissemination through the facilities of the National Securities Clearing Corporation ("NSCC") and/or other fee based subscription services to NSCC members and/or subscribers to those other fee based subscription services, including Authorized Participants (defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading Shares of the Funds in the secondary market. Information with respect to each Fund's portfolio holdings is also disseminated daily on the Fund's Website.

The Distributor may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects each Fund's anticipated holdings on the following business day. "Authorized Participants" are generally large institutional investors that have been authorized by the Distributor to purchase and redeem large blocks of Shares (known as Creation Units). Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available Website may be provided to third parties only in limited circumstances, as described above.

Disclosure to providers of auditing, custody, proxy voting and other similar services for the Funds, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and Authorized Participants that sell Shares of a Fund) only upon approval by the CCO. The recipients who may receive non-public portfolio holdings information are as follows: the Adviser and its affiliates, the Funds' independent registered public accounting firm, the Distributor, administrator and custodian, the Funds' legal counsel, the Funds' financial printer and the Funds' proxy voting service. These entities are obligated to keep such information confidential. Third-party providers of custodial or accounting services to a Fund may release non-public portfolio holdings information of a Fund only with the permission of the CCO.

Portfolio holdings will be disclosed through required filings with the SEC. Each Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semiannual period) and Form N-PORT (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain a Fund's Forms N-CSR and N-PORT filings on the SEC's Website at sec.gov.

Under the policy on disclosure of portfolio holdings, the Board of Trustees is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter.

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES AND OFFICERS

The business and affairs of the Trust are overseen by the Board of Trustees ("Board"). Subject to the provisions of the Trust's Declaration of Trust and By-Laws and Delaware law, the Board has all powers necessary and convenient to carry out this general oversight responsibility, including the power to elect and remove the Trust's officers. The focus of the Board's oversight of the business and affairs of the Trust (and each of the Funds, as well as other funds) is to protect the interests of the shareholders in the Funds and other relevant funds.

The Board appoints and oversees the Trust's officers and service providers. The Adviser is responsible for the day-to-day management and operations of the Trust and each of the funds, including the Funds, based on each fund's investment objective, strategies, policies, and restrictions and agreements entered into by the Trust and/or the Adviser on behalf of the Trust. In carrying out its general oversight responsibility, the Board regularly interacts with and receives reports from the senior personnel of the Trust's service providers (including, in particular, the Adviser) and the Trust's CCO. The Board is assisted by the Trust's independent registered public accounting firm (who reports directly to the Trust's Audit Committee), independent
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counsel to the Independent Trustees (as defined below), counsel to the Trust and the Adviser, and other experts selected and approved by the Board.

BOARD STRUCTURE AND RELATED MATTERS. Board members who are not “interested persons” of the Trust, as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”), constitute 75 percent of the Board. Mr. Charles A. Baker, an Independent Trustee, serves as Independent Chairman of the Board. The Independent Chairman helps to facilitate communication among the Independent Trustees as well as communication between the Independent Trustees and management of the Trust. The Independent Chairman may assume such other duties and perform such activities as the Board may, from time to time, determine should be handled by the Independent Chairman. Mr. Ryan O’Connor is the sole Board member who is an “interested person” of the Trust (“Interested Trustee”). Mr. O’Connor is an Interested Trustee due to his affiliation with the Adviser. The Board believes that having an interested person on the Board facilitates the ability of the Independent Trustees to fully understand (i) the Adviser’s commitment to providing and/or arranging for the provision of quality services to the Funds and (ii) corporate and financial matters of the Adviser that may be of importance in the Board’s decision-making process.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter that delineates the specific responsibilities of that committee. The Board has established two standing committees: an Audit Committee and a Nominating and Governance Committee. Currently, each of the Independent Trustees serves on each of these committees, which are comprised solely of Independent Trustees.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. On an annual basis, the Board conducts a self-evaluation process that, among other things, considers (i) whether the Board and its committees are functioning effectively, (ii) given the size and composition of the Board and each of its committees, whether the Trustees are able to effectively oversee the number of funds in the complex and (iii) whether the mix of skills, perspectives, qualifications, attributes, education, and relevant experience of the Trustees helps to enhance the Board's effectiveness.

There are no specific required qualifications for Board membership. The Board believes that the different skills, perspectives, qualifications, attributes, education, and relevant experience of each of the Trustees provide the Board with a variety of complementary skills. Please note that (i) none of the Trustees is an "expert" within the meaning of the federal securities laws and (ii) the Board is not responsible for the day to day operations of the Trust and the Funds.

The Board of Trustees met six (6) times during the fiscal period ended November 30, 2025. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.

The Trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each Trustee serves until his or her death, resignation or removal and replacement. As of August 17, 2026, each of the Trustees oversaw 130 funds (117 of which were operational). The address for all Trustees and officers is c/o Global X Funds®, 605 3rd Avenue, 43rd Floor, New York, New York 10158.

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Independent Trustees

Name (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustees during the Past 5 Years
Charles A. Baker (1953)	Chairman (since 7/2018) and Trustee (since 7/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012)	130 funds (117 of which were operational)	Trustee of OSI ETF Trust (2016-2022)
Clifford J. Weber (1963)	Trustee (since 7/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015)	130 funds (117 of which were operational)	Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Chairman (since 2024) and Trustee of Clough Global Equity Fund (since 2017); Chairman (since 2024) and Trustee of Clough Global Dividend and Income Fund (since 2017); Chairman (since 2024) and Trustee of Clough Global Opportunities Fund (since 2017); Chairman (2017-2023) and Trustee (2015-2023) of Clough Funds Trust; and Chairman and Trustee of Elevation ETF Trust (2016-2018)
Toai Chin (1972)	Trustee (since 8/2024)	Head of Fund Accounting Policy, The Vanguard Group, Inc. (financial institutions) (2013- 2024); Audit Partner, Deloitte & Touche LLP (2007-2013) (audit and advisory services); Assistant Chief Accountant, Division of Investment Management, U.S. Securities and Exchange Commission (2004-2007); Auditor, Deloitte & Touche LLP (1995-2004)	130 funds (117 of which were operational)	n/a

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Interested Trustee/Officers

Name (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustees During the Past 5 Years
Ryan O'Connor (1984)	President (since 4/2024) and Trustee (since 8/2024)	President (since 1/2025) and Chief Executive Officer (since 4/2024), GXMC; Global Head of ETF Product (2021-2024) and Head of Multi-Asset Model Portfolios & ETF Business Strategy, Goldman Sachs Asset Management (2017- 2021)	130 funds (117 of which were operational)	n/a
Jasmin M. Ali (1983)	Secretary (since 6/2024)	Secretary and Head of People (since 8/2024) and General Counsel (since 6/2024), GXMC; Associate, Simpson Thacher & Bartlett LLP (2021-2024); Associate, Ropes & Gray LLP (2016-2021); Associate, Morgan, Lewis & Bockius LLP (2014-2016)	n/a	n/a
Margaret Mo (1984)	Assistant Secretary (since 1/2025)	Assistant Secretary (since 1/2025) and Associate General Counsel (since 11/2024), GXMC; Senior Counsel, Vice President, Cohen & Steers Capital Management, Inc. (2018-2024); Associate, Clifford Chance US LLP (2010-2018)	n/a	n/a
Joe Costello (1974)	Chief Compliance Officer (since 9/2016)	Chief Compliance Officer, GXMC (since 9/2016)	n/a	n/a
Alex Ashby (1986)	Chief Operating Officer (since 11/2023)	Chief Operating Officer, GXMC (since 11/2023); Head of Product Development, GXMC (2019-2024); Vice President, Director of Product Development (2015 - 2018)	n/a	n/a
Eric Olsen (1970)	Chief Financial Officer, Treasurer and Principal Accounting Officer (since 4/2024)	Head of Finance, GXMC (since 4/2024); Director of Accounting, SEI Investment Manager Services (2021 to 4/2024); Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013-2021)	n/a	n/a
John Bourgeois[1] (1973)	Assistant Treasurer (since 5/2024)	Director of Accounting, SEI Investments Global Funds Services (since 05/2024); Fund Accounting Manager, SEI Investments Global Funds Services (2001-2024)	n/a	n/a

1    This officer of the Trust also serves as officer of one or more funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

In addition to the information set forth in the table above, each Trustee possesses other relevant skills, perspectives, qualifications, attributes, education, and relevant experience. The following provides additional information about certain qualifications and experience of each of the Trustees and the reason why he or she was selected to serve as a Trustee.

Charles A. Baker: Mr. Baker has extensive knowledge of and experience in the financial services industry, including previously serving as Managing Director of NYSE Euronext. Additionally, Mr. Baker has experience serving as an independent director for an ETF trust.

Clifford J. Weber: Mr. Weber has experience previously serving as a senior executive of stock exchanges with responsibilities including ETF and exchange-traded product issues, experience with the structure and operations of ETFs, experience with secondary market transactions involving ETFs, and experience serving as a mutual fund independent director.

Toai Chin: Ms. Chin has extensive experience in the financial services industry, including as Head of Fund Accounting Policy at a large mutual fund and exchange traded fund provider, and as an Audit Partner at a major accounting firm, and as Assistant Chief Accountant in the U.S. Securities and Exchange Commission’s Division of Investment Management.
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Ryan O’Connor: Mr. O’Connor has extensive knowledge of and experience in the financial services industry, including extensive experience with ETFs obtained at major financial institutions, including as the President and CEO of Global X Management Company LLC.

RISK MANAGEMENT OVERSIGHT. The Funds are subject to a variety of risks, including (but not limited to) investment risk, financial risk, legal, regulatory and compliance risk, and operational risk. Consistent with its responsibility for general oversight of the business and affairs of the Trust and the Funds, the Board oversees the Adviser's day-to-day management of the risks to which the Trust and the Funds are subject. The Board has charged the Adviser with (i) identifying possible events and circumstances that could have demonstrable, adverse effects on the business and affairs of the Trust and the Funds; (ii) implementing of processes and controls to lessen the possibility that such events or circumstances occur or mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to continuously evaluate business and market conditions to facilitate the processes described in (i) and (ii) above. The Adviser seeks to address the day-to-day risk management of the Trust and the Funds by relying on the Trust's compliance policies and procedures (i.e., the Trust's compliance program) as well as the compliance programs of the Trust's various service providers, internal control mechanisms and other risk oversight mechanisms as well as the assistance of the Trust's sub-administrator. The Adviser also separately considers potential risks that may impact the individual Funds.

As noted above, on behalf of the Trust, the Board has adopted, and periodically reviews, various compliance policies and procedures that are designed to address certain risks to the Trust and the Funds. In addition, under the general oversight of the Board, the Adviser and the Trust's other service providers have adopted a variety of processes, policies, procedures and controls designed to address particular risks to which the Trust and the Funds are subject. Different processes, policies, procedures and controls are employed with respect to different types of risks. Further, the Adviser oversees and regularly monitors the investments, operations, and compliance of the Funds' investments with various regulatory and other requirements.

Because the day-to-day operations of the Funds are carried out by the Adviser, the risk exposure of the Trust and the Funds are mitigated but not eliminated by the processes overseen by the Board. In addition to the risk management processes, policies, procedures, and controls implemented by the Adviser, the Board seeks to oversee the risk management structure of the Trust and the Funds directly and through its committees (as described below). In this regard, the Board has requested that the Adviser, the CCO for the Trust and the Adviser, the independent auditors for the Trust, and counsel to the Trust and Adviser provide the Board with periodic reports regarding issues that should be focused on by the Board members. In large part, the Board oversees the Adviser's management of the Trust's risk management structure through the Board's review of regular reports, presentations and other information from officers of the Trust and other persons. Senior officers of the Trust, including the Trust's CCO, regularly report to the Board on a range of matters, including those relating to risk management. In this regard, the Board periodically receives reports regarding the Trust's service providers, either directly or through the CCO. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Trust's compliance program and, in accordance with Rule 38a-1 under the 1940 Act, the Board receives at least annually a written report from the CCO regarding the effectiveness of the Trust's compliance program. In connection with the CCO's annual Rule 38a-1 compliance report to the Board, the Independent Trustees meet with the CCO in executive session to discuss the Trust's compliance program.

Further, the Board regularly receives reports from the Adviser with respect to the Funds' investments and securities trading and, as necessary, any fair valuation determinations made by the Adviser with respect to certain investments held by the Funds. Senior officers of the Trust and Adviser routinely report regularly to the Board on valuation matters, internal controls, accounting and financial reporting policies and practices.  In addition, the Audit Committee receives information on the Funds' internal controls and financial reporting from the Trust's independent registered public accounting firm.

The Board recognizes that not all risks that may affect the Funds can be identified nor can processes and controls be developed to eliminate or mitigate their occurrence or effects of certain risks. Some risks are simply beyond the reasonable control of the Funds, their management and service providers. Although the risk management process, policies and procedures of the Funds, their management and service providers are designed to be effective, there is no guarantee that they will eliminate or mitigate all such risks. Moreover, it may be necessary to bear certain risks to achieve each Fund's investment objective.

STANDING BOARD COMMITTEES

The Board of Trustees currently has two standing committees: an Audit Committee and a Nominating and Governance Committee. Currently, each Independent Trustee serves on each of these committees.

AUDIT COMMITTEE. The purposes of the Audit Committee are to assist the Board in (1) its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the
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Trust; (2) its oversight of the Trust's financial statements and the independent audit thereof; (3) selecting, evaluating and, where deemed appropriate, replacing the independent registered public accounting firm (or nominating the independent registered public accounting firm to be proposed for shareholder approval in any proxy statement); and (4) evaluating the independence of the independent registered public accounting firm. Ms. Chin serves as Chairperson of the Audit Committee. During the fiscal period ended November 30, 2025, the Audit Committee held four (4) meetings.

NOMINATING AND GOVERNANCE COMMITTEE. The purposes of the Nominating and Governance Committee are, among other things, to assist the Board in (1) its assessment of the adequacy of the Board's adherence to industry corporate governance best practices; (2) periodic evaluation of the operation of the Trust and meetings with management of the Trust concerning the Trust's operations and the application of policies and procedures to the Funds; (3) review, consideration and recommendation to the full Board regarding Independent Trustee compensation; (4) identification and evaluation of potential candidates to fill a vacancy on the Board; and (5) selection from among potential candidates of a nominee to be presented to the full Board for its consideration. The Nominating and Governance Committee will not consider shareholders' nominees. Mr. Weber serves as Chairperson of the Nominating and Governance Committee. During the fiscal period ended November 30, 2025, the Nominating and Governance Committee held two (2) meetings.

TRUSTEE AND OFFICER OWNERSHIP OF FUND SHARES

To the best of the Trust's knowledge, as of the date of this SAI, the Trustees and officers of the Trust, as a group, owned less than 1% of the Shares of each Fund.

Securities Ownership

Listed below for each Trustee is a dollar range of securities beneficially owned in a Fund together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2025.

Name of Trustee	Dollar Range of Equity Securities In Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies
Independent Trustees
Charles A. Baker	None	over $100,000
Clifford J. Weber	None	None
Toai Chin	None	over $100,000
Interested Trustee
Ryan O'Connor	None	None

TRUSTEE OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2025, no Independent Trustee (or any of his or her immediate family members) owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

Name of Independent Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percent of Class
Charles A. Baker	None	None	None	None	None
Clifford J. Weber	None	None	None	None	None
Toai Chin	None	None	None	None	None

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No Independent Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $120,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $120,000, with:

•the Funds;

•an officer of the Trust;

•an investment company, or person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

•an officer or an investment company, or a person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

•the Adviser or principal underwriter of the Funds;

•an officer of the Adviser or principal underwriter of the Funds;

•a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds; or

•an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds.

TRUSTEE COMPENSATION

The Interested Trustee is not compensated by the Trust. Rather, he is compensated by the Adviser. Independent Trustee fees are paid from the unitary fee paid to the Adviser by the Funds. All of the Independent Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings (these other expenses are subject to Board review to ensure that they are not excessive). The Trust does not accrue pension or retirement benefits as part of the Fund's expenses, and Trustees are not entitled to benefits upon retirement from the Board. The Trust's officers receive no compensation directly from the Trust.

The following sets forth the fees paid to each Trustee.

Name of Independent Trustee	Aggregate Compensation from the Fund*	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Total Compensation from Trust**
Charles A. Baker	$0	$0	$215,833
Clifford J. Weber	$0	$0	$215,833
Toai Chin	$0	$0	$215,833

* Prior to the date of this SAI, the Funds had not yet commenced investment operations, and, therefore, had not paid any compensation to the Trustees.
** Information is as of December 31, 2025.

CODE OF ETHICS

The Trust, the Adviser, and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Funds. The codes of ethics are on file with the SEC and are available to the public.
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INVESTMENT ADVISER

The Adviser, Global X Management Company LLC, serves as investment manager to the Funds pursuant to an Investment Advisory Agreement between the Trust and the Adviser. It is registered as an investment adviser with the SEC and is located at 605 3rd Avenue, 43rd Floor, New York, New York 10158. The Adviser was organized in Delaware on March 28, 2008 as a limited liability company. On July 2, 2018, the Adviser consummated a transaction pursuant to which the Adviser became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. ("Mirae").  In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.

Pursuant to a Supervision and Administration Agreement between the Trust and the Adviser, the Adviser oversees the operation of the Funds, provides or causes to be furnished the advisory, supervisory, administrative, distribution, transfer agency, custody and all other services necessary for the Funds to operate, and exercises day-to-day oversight over the Funds' service providers. Under the Supervision and Administration Agreement, the Adviser also bears all the fees and expenses incurred in connection with its obligations under the Supervision and Administration Agreement, including, but not limited to, the costs of various third-party services required by the Funds, including audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, except those fees and expenses specifically assumed by the Trust on behalf of each Fund.

Under the Investment Advisory Agreement between the Trust and the Adviser, the Adviser is responsible for the management of the investment portfolio of each Fund. The ability of the Adviser to successfully implement each Fund's investment strategies will influence such Fund's performance significantly.

Each Fund pays the Adviser a fee ("Management Fee") for the advisory, supervisory, administrative and other services it requires under an all-in fee structure. Each Fund will pay a monthly Management Fee to the Adviser at the annual rates set forth in the table below (stated as a percentage of each Fund's respective average daily net assets).

Fund	Management Fee
Global X PureCap℠ MSCI Financials ETF	0.25%
Global X PureCap℠ MSCI Health Care ETF	0.25%
Global X PureCap℠ MSCI Industrials ETF	0.25%
Global X PureCap℠ MSCI Materials ETF	0.25%
Global X PureCap℠ MSCI Utilities ETF	0.25%
Global X PureCap℠ MSCI Real Estate ETF	0.25%

Each Fund also bears certain other expenses, which are specifically excluded from being covered under the Management Fee and the Supervision and Administration Agreement ("Excluded Expenses") and may vary and will affect the total level of expenses paid by the Fund. Such Excluded Expenses include taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses). Certain funds also bear asset-based custodial fees not covered by the Supervision and Administration Agreement. The Adviser may earn a profit on the Management Fee paid by each Fund. Also, the Adviser, and not shareholders of the Funds, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

The Adviser and its affiliates deal, trade and invest for their own accounts in the types of securities in which a Fund also may invest. The Adviser does not use inside information in making investment decisions on behalf of the Funds.

Each of the Supervision and Administration Agreement and the related Investment Advisory Agreement remains in effect for two (2) years from its effective date and thereafter continues in effect for as long as its continuance is specifically approved at least annually, by (i) the Board of Trustees of the Trust, or by the vote of a majority (as defined in the 1940 Act) of the outstanding Shares of the Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Investment Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. Each of the Supervision and Administration Agreement and the related Investment Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Trustees of the Trust or by vote of a majority of the Funds' shareholders, on 60 calendar days written notice to the Adviser, and by the Adviser on the same notice to the Trust, and that it shall be automatically terminated if it is assigned.

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Each of the Supervision and Administration Agreement and the related Investment Advisory Agreement provides that the Adviser shall not be liable to each Fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Investment Advisory Agreement also provides that the Adviser may engage in other businesses, devote time and attention to any other business, whether of a similar or dissimilar nature, and render investment advisory services to others.

PORTFOLIO MANAGERS

The portfolio managers Nam To and Sandy Lu are employees of the Adviser.

Portfolio Manager's Compensation

The Adviser believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a salary and are eligible to receive an annual bonus. A portfolio manager's salary compensation is designed to be competitive with the marketplace and reflect the portfolio manager's relative experience and contribution to the Funds. Base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates. The annual incentive bonus opportunity provides cash bonuses based upon (a) individual performance in the functional aspects of the portfolio manager role, (b) achievement of strategic goals related to process and technology improvement, and (c) overall company performance. Portfolio manager compensation is not tied to the performance of the individual funds themselves. Senior members of the portfolio management team may have stock options of the Adviser.

Other Accounts Managed by Portfolio Managers

It is anticipated that a portfolio manager will be responsible for multiple investment accounts, including other investment companies registered under the 1940 Act. As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a Fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of a Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements and conflicts relating to selection of brokers or dealers to execute a Fund's trades. The Adviser has structured a portfolio manager's compensation in a manner, and the Funds and the Adviser have adopted policies, procedures and a code of ethics, reasonably designed to safeguard the Funds from being negatively affected as a result of any such conflicts that may arise.

The Portfolio Managers were responsible for the management of the following accounts as of November 30, 2025, unless otherwise stated:

	Other Accounts Managed			Accounts With Respect To Which The Advisory Fee Is Based On The Performance of The Account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Nam To	Registered investment companies	94	$70,368,830,898	0	$0.00
	Other pooled investment vehicles	1	$1,827,259,955	0	$0.00
	Other accounts	0	$0.00	0	$0.00
Sandy Lu	Registered investment companies	94	$70,368,830,898	0	$0.00
	Other pooled investment vehicles	1	$1,827,259,955	0	$0.00
	Other accounts	0	$0.00	0	$0.00

Although the funds in the Trust that are managed by Messrs. To and Lu may have different investment strategies, the Adviser does not believe that management of the various accounts presents a material conflict of interest for Messrs. To and Lu or the Adviser.

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Disclosure of Securities Ownership

Listed below for each Portfolio Manager is a dollar range of securities beneficially owned in each Fund as of the date of this SAI:

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities In Fund
Nam To	Global X PureCap℠ MSCI Financials ETF	None
Sandy Lu	Global X PureCap℠ MSCI Financials ETF	None

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities In Fund
Nam To	Global X PureCap℠ MSCI Health Care ETF	None
Sandy Lu	Global X PureCap℠ MSCI Health Care ETF	None

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities In Fund
Nam To	Global X PureCap℠ MSCI Industrials ETF	None
Sandy Lu	Global X PureCap℠ MSCI Industrials ETF	None

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities In Fund
Nam To	Global X PureCap℠ MSCI Materials ETF	None
Sandy Lu	Global X PureCap℠ MSCI Materials ETF	None

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities In Fund
Nam To	Global X PureCap℠ MSCI Utilities ETF	None
Sandy Lu	Global X PureCap℠ MSCI Utilities ETF	None

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities In Fund
Nam To	Global X PureCap℠ MSCI Real Estate ETF	None
Sandy Lu	Global X PureCap℠ MSCI Real Estate ETF	None

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and in various jurisdictions. The Adviser effects transactions for the Funds with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing the most efficient and best execution of trades. The primary consideration of the Adviser is to seek prompt execution of orders at the most favorable net price. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers. The Adviser and its affiliates do not currently participate in any soft dollar transactions with respect to the Funds, although the Adviser relies on Section 28(e) of the 1934 Act in effecting or executing transactions for the Funds. Accordingly, in selecting broker-dealers to execute a particular transaction, the Adviser may consider the brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act) provided to the Funds and/or other accounts over which the Adviser or its affiliates exercise investment discretion. The Adviser may cause the Funds to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the
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brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries or broad overviews of the securities markets and the economy. Shareholders of the Funds should understand that the services provided by such brokers may be useful to the Adviser in connection with its services to other clients.

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds are considered at or about the same time, transactions in such securities are allocated among the Funds in a manner deemed equitable to the Funds by the Adviser. Bundling or bunching transactions for the Funds is intended to result in better prices for portfolio securities and lower brokerage commissions, which should be beneficial to the Funds.

Because the Funds are new, there is no data regarding aggregate brokerage commissions paid by the Funds during the last three fiscal periods.

PROXY VOTING

The Funds have delegated proxy voting responsibilities to the Adviser, subject to the Board of Trustees' oversight. In delegating proxy responsibilities, the Board of Trustees has directed that proxies be voted consistent with each Fund's and its shareholders' best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose ("Proxy Voting Policies") and the Adviser has engaged a third party proxy solicitation firm, Glass Lewis & Co. ("Glass Lewis"), an independent third party proxy service that is responsible for the actual voting of all proxies in a timely manner, while the CCO is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Funds.

I. General Guidelines

Except in instances where the Adviser has provided Glass Lewis with different direction, Glass Lewis has agreed to vote proxies in accordance with recommendations developed by Glass Lewis and overseen by the Advisor. The Glass Lewis guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. The Glass Lewis guidelines encourage the maximization of return for shareholders through identifying and avoiding financial, audit and corporate governance risks. Detailed information on Glass Lewis's proxy voting guidelines are available under "Proxy Paper GuidelinesTM" from Glass Lewis at www.glasslewis.com/guidelines.

The Proxy Voting Policies are designed to ensure that all issues brought to shareholders are analyzed in light of the Adviser's fiduciary responsibilities. The Proxy Voting Policies address the Adviser's oversight of Glass Lewis, as well as when securities on loan are recalled to participate in proxy votes. Additionally, the Proxy Voting Policies address material conflicts of interest that may arise between the interests of the Funds and the interests of the Adviser. In situations in which there is a conflict of interest between the interests of the Adviser or its affiliates and the interests of the Fund's shareholders, the Adviser will take necessary actions to resolve the conflict and to protect the interests of shareholders.

II. Oversight of Third Party Solicitation Firm

The Advisor has reviewed the principles and procedures employed by Glass Lewis in making recommendations on voting proxies on each issue presented, and has satisfied itself that Glass Lewis's recommendations are (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders, and not serve other unrelated or improper interests. The Advisor shall review its determinations as to Glass Lewis at least annually.

III. Record of Proxy Voting

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-888-843-7824 or by emailing info@globalxetfs.com, (2) on the Funds' website at https://www.globalxetfs.com/filings-and-tax-supplements, and (3) on the SEC's website at www.sec.gov.

SUB-ADMINISTRATOR

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SEI Investments Global Funds Services ("SEIGFS"), located at One Freedom Valley Drive, Oaks, PA 19456, serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the coordination or preparation and filing of all reports, registration statements, proxy statements and all other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

DISTRIBUTOR

The Trust has entered into a Distribution Agreement under which SEI Investments Distribution Co. ("SIDCO"), with principal offices at One Freedom Valley Drive, Oaks, PA 19456, serves as the Funds' underwriter and distributor of Creation Units. The distributor has no obligation to sell any specific quantity of Shares of the Funds. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. No compensation is payable by the Trust to SIDCO for such distribution services. The Distribution Agreement provides that the Trust will indemnify SIDCO against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Trust by SIDCO, or those resulting from the willful misfeasance, bad faith or gross negligence of SIDCO, or SIDCO's reckless disregard of its duties and obligations under the Distribution Agreement. SIDCO, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or the Funds. The Distributor is not affiliated with the Trust, the Adviser or any stock exchange.

Additionally, the Adviser or its affiliates may, from time to time, and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to SIDCO or to otherwise promote the sale of shares.

CUSTODIAN AND TRANSFER AGENT

Brown Brothers Harriman & Co. ("BBH"), located at 50 Post Office Square, Boston, MA 02110, is the custodian of the Trust’s portfolio securities and cash on behalf of each Fund. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of each Fund, (2) collect and receive all income and other payments and distributions on account of each Fund's portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

DESCRIPTION OF SHARES

The Declaration of Trust of the Trust ("Declaration") permits the Trust's Board to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Board of Trustees or the Trust may create additional series and each series may be divided into classes.

Under the terms of the Declaration, each Share of each Fund represents a proportionate interest in the Fund with each other share of its class in the same Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are authorized by the Trustees and declared by the Trust. Upon any liquidation of a Fund, shareholders of each class of the Fund are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described in the Prospectus. In addition, pursuant to the terms of the 1940 Act, the right of a shareholder to redeem Shares and the date of payment by a Fund may be suspended for more than seven days (i) for any period during which the Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Fund normally utilizes is closed or is restricted as determined by the SEC, (ii) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for such Fund to dispose of instruments owned by it or fairly to determine the value of its net assets, or (iii) for such other period as the SEC may by order permit for the protection of the
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shareholders of such Fund. The Trust also may suspend or postpone the recording of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, Shares of each Fund are redeemable at the unilateral option of the Trust. The Declaration permits the Board to alter the number of Shares constituting a Creation Unit or to specify that shares of beneficial interest of the Trust may be individually redeemable. Shares when issued as described in the Prospectus are validly issued, fully paid and non-assessable. In the interests of economy and convenience, certificates representing Shares of the Funds are not issued.

Following the creation of the initial Creation Unit Aggregation(s) of a Fund and immediately prior to the commencement of trading in such Fund's Shares, a holder of Shares may be a "control person" of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

The proceeds received by each Fund for each issue or sale of its Shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors of that Fund, will be specifically allocated to and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust. Expenses with respect to the Funds normally are allocated in proportion to the NAV of the respective Fund, except where allocations of direct expenses can otherwise be fairly made.

Shareholders are entitled to one vote for each full Share held and proportionate fractional votes for fractional Shares held. The funds of the Trust entitled to vote on a matter will vote in the aggregate and not by fund, except as required by law or when the matter to be voted on affects only the interests of shareholders of a particular fund or class.

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company (such as the Trust) shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under Rule 18f-2, the approval of an Investment Advisory Agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in the fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, Rule 18f-2 also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees are exempt from the separate voting requirements stated above.

The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, to one vote for each share represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as "dollar-based voting"). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, the President or Secretary of the Trust or upon the written request of holders of at least a majority of the shares entitled to vote at such meeting. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration and such other matters as the Trustees may determine or may be required by law.

The Declaration authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a "master-feeder" structure by investing substantially all of the assets of a series of the Trust in the securities of another open-end investment company or pooled portfolio.

The Declaration also authorizes the Trustees, in connection with the termination or other reorganization of the Trust or any series or class by way of merger, consolidation, the sale of all or substantially all of the assets, or otherwise, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such termination or reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

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The Declaration permits the Trustees to amend the Declaration without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment: (i) that would adversely affect the voting rights of shareholders specified in the Declaration; (ii) that is required by law to be approved by shareholders; (iii) to the amendment section of the Declaration; or (iv) that the Trustees determine to submit to shareholders.

The Declaration permits the termination of the Trust or of any series or class of the Trust: (i) by vote of a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by vote of a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include: (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

The Declaration provides that the Trustees will not be liable to any person other than the Trust or a shareholder and that a Trustee will not be liable for any act as a Trustee. Additionally, subject to applicable federal law, no person who is or who has been a Trustee or officer of the Trust shall be liable to the Trust or to any shareholder for money damages, except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment and which is material to the cause of action. However, nothing in the Declaration protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration provides for indemnification of Trustees and officers of the Trust unless the indemnitee is liable to the Trust or any shareholder by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

The Declaration provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Declaration.

The Declaration provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (i) the shareholder was a shareholder at the time of the action complained of; (ii) the shareholder was a shareholder at the time demand is made; (iii) the shareholder must make demand to the Trustees before commencing a derivative action on behalf of the Trust; (iv) any shareholders that hold at least 10% of the outstanding shares of the Trust (or 10% of the outstanding shares of the series or class to which such action relates) must join in the request for the Trustees to commence such action; and (v) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Declaration also provides that no person, other than the Trustees, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and will require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The term "majority of the outstanding shares" of either the Trust or a particular fund or investment portfolio means, with respect to the approval of an Investment Advisory Agreement, a distribution plan or a change in the fundamental investment policy, the vote of the lesser of (i) 67% or more of the shares of the Trust or such fund or portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or such fund or portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or such fund or portfolio.

BOOK-ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the "Shareholder Information" section in the Prospectus. The Depository Trust Company ("DTC") acts as Securities Depository for the shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. DTC, a limited-purpose trust company, was created to hold securities of its participants ("DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is a subsidiary of the
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Depository Trust and Clearing Corporation ("DTCC"), which is owned by its member firms, including international broker/dealers, correspondent and clearing banks, mutual fund companies and investment banks. Access to the DTC system is also available to others such as banks, brokers, dealers and Trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares.

Beneficial Owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all shares for all purposes.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares of the Funds, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange on which shares are listed.

PURCHASE AND REDEMPTION OF CREATION UNITS

TRANSACTIONS IN CREATION UNITS

Each Fund may issue or redeem Creation Units in return for a “custom basket” or a “standard basket” of cash and/or securities that the Fund specifies any Business Day (defined below). A custom basket is defined as either (i) a basket that is composed of a non-representative selection of the exchange-traded fund’s portfolio holdings; or (ii) a representative basket that is different
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from the initial basket used in transactions on the same business day. A standard basket is a basket of securities, assets or other positions that is generally representative of a Fund’s portfolio in exchange for which an exchange-traded fund issues (or in return for which it redeems) creation units.

All standard and custom baskets will be governed by the Trust’s written policies and procedure for basket creation, including (with respect to custom baskets): (i) detailed parameters for the construction and acceptance of custom baskets that are in the best interest of the Fund and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (ii) a specification of the titles or roles of the employees of the Adviser who are required to review each custom basket for compliance with those parameters.

CREATION UNIT AGGREGATIONS

The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any fund of the Trust, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS

General. The Trust issues and sells Shares of each Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the Fund's NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form.

A "Business Day" with respect to a Fund is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Portfolio Deposit. The consideration for purchase of a Creation Unit of Shares of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the "Deposit Securities") constituting an optimized representation of the Fund's Underlying Index and an amount of cash in U.S. dollars computed as described below (the "Cash Component"). Together, the Deposit Securities and the Cash Component constitute the "Portfolio Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of such Fund. The Cash Component is an amount equal to the Balancing Amount (as defined below). The "Balancing Amount" is an amount equal to the difference between (x) the net asset value (per Creation Unit) of a Fund and (y) the "Deposit Amount" which is the market value (per Creation Unit) of the Deposit Securities. The Balancing Amount serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Amount. If the Balancing Amount is a positive number (i.e., the net asset value per Creation Unit is more than the Deposit Amount), the Authorized Participant will deliver the Balancing Amount. If the Balancing Amount is a negative number (i.e., the net asset value per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Balancing Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities shall be the sole responsibility of the Authorized Participant that purchased the Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

The Adviser makes available through the NSCC on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Fund. Such Portfolio Securities are applicable, subject to any adjustments as described below, to purchases of Creation Units of a given Fund until such time as the next-announced Deposit Securities composition is made available.

The identity and number of shares of the Deposit Securities required for a Portfolio Deposit for each Fund changes pursuant to changes in the composition of the Fund's portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the Underlying Index.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (that is a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the clearing process or for other similar reasons. The Trust also reserves the right to permit or require a cash in lieu amount where the delivery of Deposit Securities by the Authorized Participant would be restricted under the securities laws or where delivery of Deposit Securities to the
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Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the Underlying Index, or resulting from stock splits and other corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Cash Component effective through and including the previous Business Day, per outstanding Creation Unit of each Fund, will be made available.

Role of the Authorized Participant. Creation Units of shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor. Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of Creation Units an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants that have international capabilities. A list of the current Authorized Participants may be obtained from the Distributor.

Purchase Order. To initiate an order for a Creation Unit of shares of a Fund, the Authorized Participant must submit to the Distributor an irrevocable order to purchase Shares of a Fund. With respect to a Fund, the Distributor will notify the Adviser and the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). The Custodian shall cause the appropriate local sub-custodian(s) of a Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Portfolio Deposit (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or cash in lieu amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time (as described below) on such Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Trust, immediately available or same day funds in U.S. dollars estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Exchange.

Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

Timing of Submission of Purchase Orders. An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m., Eastern Time or (ii) the closing time of the trading session on the Fund's Exchange, on any Business Day in order to receive that Business Day's NAV.

Acceptance of Purchase Order. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to the Trust are in place for payment of the Cash Component and any other cash amounts which may be due, the Trust will accept the order, subject to its right (and the right of the Distributor and the Adviser) to reject any order until acceptance.

Once the Trust has accepted an order, upon next determination of the NAV of the shares, the Trust will confirm the issuance of a Creation Unit of a Fund, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

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The SEC has expressed the view that a suspension of creations that impairs the arbitrage mechanism applicable to the trading of ETF shares in the secondary market is inconsistent with Rule 6c-11 under the 1940 Act. The SEC’s position does not prohibit the suspension or rejection of creations in all instances. The Trust reserves the right, to the extent consistent with the provisions of Rule 6c-11 under the 1940 Act and the SEC’s position, to reject or revoke acceptance of a purchase order transmitted to it by the Distributor in respect of any Fund including instances in which: (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (c) the Deposit Securities delivered do not conform to the identity and number of shares disseminated through the facilities of the NSCC for that date by the Adviser, as described above; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Trust shall notify a prospective purchaser and/or the Authorized Participant acting on behalf of such person of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor shall either of them incur any liability for the failure to give any such notification.

Issuance of a Creation Unit. Except as provided herein, a Creation Unit of shares of a Fund will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component have been completed. When the applicable local sub-custodian(s) have confirmed to the Custodian that the required securities included in the Portfolio Deposit (or the cash value thereof) have been delivered to the account of the applicable local sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Unit. Creation Units typically are issued on a "T+1 basis" (that is, one Business Day after trade date). However, as discussed in this SAI, each Fund reserves the right to settle redemption transactions and deliver redemption proceeds related to “foreign investments” (i.e., any security, asset or other position of the Fund issued by a foreign issuer that is traded on a trading market outside of the United States) in excess of seven days with settlement as soon as practicable, but in no event later than 15 days after the tender of shares for redemption in order to accommodate local market holidays, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments.

To the extent contemplated by an Authorized Participant's agreement with the Distributor, the Trust will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral having a value equal to 110%, which the Adviser may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust's then-effective procedures. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The only collateral that is acceptable to the Trust is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Trust's current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Cash Purchase Method. When cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In addition, the Trust may in its discretion make Creation Units of any of the other funds available for purchase and redemption in U.S. dollars. In the case of a cash purchase, the investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Trust's brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the investor will be required to pay a fixed purchase transaction fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities. The transaction fees for in-kind and cash purchases of Creation Units are described below.

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Purchase Transaction Fee. A standard creation transaction fee is imposed to offset the transfer, processing and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged on each Creation Unit created by an Authorized Participant on the day of the transaction. The standard creation transaction fee is generally fixed at the amount shown in the table regardless of the number of Creation Units being purchased, but may be reduced by each Fund if transfer and processing expenses associated with the creation are anticipated to be lower than the stated fee. In the case of cash creations or where a Fund permits or requires an Authorized Participant to substitute cash in lieu of depositing a portion of the Deposit Securities, the Authorized Participant may be assessed an additional variable charge to compensate the Funds for the costs associated with purchasing the applicable securities. As a result, in order to seek to replicate the in-kind creation order process, the Funds expect to purchase, in the secondary market or to otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons ("Market Purchases"). In such cases where a Fund makes Market Purchases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at the which the securities and/or financial instruments were purchased by the Fund and the cash in lieu amount (which amount, at the Adviser's discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes. The Adviser may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. Authorized Participants are also responsible for the costs of transferring the Deposit Securities to the Funds. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services. The following table sets forth each Fund's standard creation transaction fees. The fees may be waived for a Fund until it reaches a certain asset size.

Fund	Standard Fee for In-Kind and Cash Purchases
Global X PureCap℠ MSCI Financials ETF	$250
Global X PureCap℠ MSCI Health Care ETF	$250
Global X PureCap℠ MSCI Industrials ETF	$250
Global X PureCap℠ MSCI Materials ETF	$250
Global X PureCap℠ MSCI Utilities ETF	$250
Global X PureCap℠ MSCI Real Estate ETF	$250

REDEMPTION OF CREATION UNITS

Shares of a Fund may be redeemed only in Creation Units at its NAV next determined after receipt of a redemption request in proper form by the Distributor. The Trust will not redeem shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Adviser makes available through the NSCC prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the identity and number of shares that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day ("Portfolio Securities"). Portfolio Securities received on redemption may not be identical to Deposit Securities that are applicable to creation of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Portfolio Securities on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Portfolio Securities, less the redemption transaction fee described below. The redemption transaction fee described below is deducted from such redemption proceeds.

A fixed redemption transaction fee payable to the custodian is imposed on each redemption transaction. Redemptions of Creation Units for cash are required to pay an additional variable charge to compensate the Fund for brokerage and market impact expenses relating to disposing of portfolio securities. The redemption transaction fee for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed in the table below. Investors will also bear the costs of transferring the Portfolio Deposit from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

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Fund	Standard Fee for In-Kind and Cash Redemptions	Maximum Additional Variable Charge for Cash Redemptions*
Global X PureCap℠ MSCI Financials ETF	$250	2%
Global X PureCap℠ MSCI Health Care ETF	$250	2%
Global X PureCap℠ MSCI Industrials ETF	$250	2%
Global X PureCap℠ MSCI Materials ETF	$250	2%
Global X PureCap℠ MSCI Utilities ETF	$250	2%
Global X PureCap℠ MSCI Real Estate ETF	$250	2%

*    As a percentage of the net asset value per Creation Unit, inclusive of the standard redemption transaction fee.

Redemption requests in respect of Creation Units must be submitted to the Distributor by or through an Authorized Participant. Investors other than Authorized Participants are responsible for making arrangements for a redemption request through an Authorized Participant. An Authorized Participant must submit an irrevocable redemption request no later than the earlier of (i) 4:00 p.m., Eastern Time or (ii) the closing time of the trading session on the Fund's Exchange, on any Business Day in order to receive that Business Day's NAV.

The Distributor will provide a list of current Authorized Participants upon request. The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any given time there will be only a limited number of broker-dealers that have executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Trust's Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Orders to redeem Creation Unit Aggregations of Funds based on foreign indexes must be delivered through an Authorized Participant that has executed an Authorized Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of a Fund is deemed received by the Trust on the Business Day if: (i) such order is received by the Fund's distributor not later than the closing time of the applicable Exchange on the applicable Business Day; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund specified in such order, which delivery must be made through DTC to the Fund's custodian no later than 10:00 a.m., Eastern Time, on the next Business Day following the day the order was transmitted; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed. Deliveries of Fund securities to redeeming investors generally will be made within one Business Day. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for a Fund may take longer than one Business Day after the day on which the redemption request is received in proper form. In such cases, settlement will occur as soon as practicable, but in any event no longer than fifteen days after the tender of Shares is received in proper form.

A redemption request is considered to be in "proper form" if (i) an Authorized Participant has transferred or caused to be transferred to the Trust's Transfer Agent the Creation Unit of Shares being redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on any Business Day and (ii) a request in form satisfactory to the Trust is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above. If the Transfer Agent does not receive the investor's shares through DTC's facilities by 10:00 a.m., Eastern Time, on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of Shares through the DTC system may be significantly earlier than the close of business on the Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.

Upon receiving a redemption request, the Distributor shall notify the Trust and the Trust's Transfer Agent of such redemption request. The tender of an investor's Shares for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be effected through DTC and the relevant Authorized Participant to the beneficial owner thereof
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as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

In connection with taking delivery of shares of Portfolio Securities upon redemption of shares of a Fund, a redeeming Beneficial Owner, or Authorized Participant acting on behalf of such Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Portfolio Securities are customarily traded, to which account such Portfolio Securities will be delivered.

Deliveries of redemption proceeds by a Fund generally will be made within one Business Day (that is “T+1”). However, each Fund reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an Authorized Participant, all as permitted by the 1940 Act. Each Fund further reserves the right to settle redemption transactions and deliver redemption proceeds related to foreign investments in excess of seven days with settlement as soon as practicable, but in no event later than 15 days after the tender of shares for redemption in order to accommodate local market holidays, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments. The ability of the Trust to effect in-kind creations and redemptions within one business day of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays, subject to a maximum of 15 days as permitted by rule. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances.

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of the portfolio securities in the applicable jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Portfolio Securities in such jurisdiction, the Trust may in its discretion redeem such shares in cash (i.e., U.S. dollars or non U.S. currency), and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Trust may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Portfolio Securities). The Trust may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differ from the exact composition of the Portfolio Securities but does not differ in NAV. Redemptions of shares for Deposit Securities will be subject to compliance with applicable U.S. federal and state securities laws, and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

In the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances involving foreign investments in which payment may be delayed in order to accommodate local market holidays, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments. In such instances, each Fund reserves the right to settle redemption transactions and deliver redemption proceeds as soon as practicable, but in no event later than 15 days after the tender of shares for redemption.

To the extent contemplated by an Authorized Participant's agreement with the Distributor, in the event the Authorized Participant that has submitted a redemption request in proper form is unable to transfer all or part of the Creation Units to be redeemed to the Trust, at or prior to 10:00 a.m., Eastern Time, on the Business Day after the date of submission of such redemption request, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value equal to 110%, which the Adviser may change from time to time, of the value of the missing shares in accordance with the Trust's then-effective procedures. The only collateral that is acceptable to the Trust is cash in U.S. dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The Trust's current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be held by the Trust's custodian, and that the fees of the custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The Authorized Participant Agreement permits the
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Trust to purchase the missing shares or acquire the portfolio securities and the Cash Component underlying such shares at any time and subjects the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Portfolio Securities or Cash Component and the cash collateral or the amount that may be drawn under any letter of credit.

Because the portfolio securities of each Fund may trade on the Exchange on days that the Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of such Fund, or to purchase or sell shares of such Fund on the Exchange, on days when the NAV of such Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the NYSE Arca is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE Arca is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund's portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

TAXES

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Code and the regulations, rulings and decisions under it, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. This discussion does not address all aspects of U.S. federal income taxation that may be relevant to shareholders in light of their particular circumstances or to shareholders subject to special treatment under U.S. federal income tax laws (e.g., certain financial institutions, insurance companies, dealers in stock or securities, tax-exempt organizations, persons who have entered into hedging transactions with respect to Shares of a Fund, persons who borrow in order to acquire Shares, and certain foreign taxpayers). Furthermore, this discussion does not reflect possible application of the alternative minimum tax ("AMT"). Unless otherwise noted, this discussion assumes Shares of each Fund are held by U.S. shareholders and that such Shares are held as capital assets. No representation is made as to the tax consequences of the operation of any Fund.

U.S. SHAREHOLDER

A U.S. shareholder is a beneficial owner of Shares of a Fund that is for U.S. federal income tax purposes:

•a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

•a domestic corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

•an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

•a trust if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person.

A "Non-U.S. shareholder" is a beneficial owner of Shares of a Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds Shares of a Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding Shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Shares.

FUND TAXATION

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Each Fund is treated as a separate corporation for federal income tax purposes. Losses in one fund do not offset gains in another fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Each Fund has elected and intends to qualify as a regulated investment company ("RIC") under Subchapter M of Subtitle A, Chapter 1, of the Code. As a RIC, each Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of 90% of its tax-exempt income and 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for corporate income tax. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, such Fund could be disqualified as a RIC.

In addition to satisfaction of the Distribution Requirement, a Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from an interest in a qualified publicly traded partnership (the "Income Requirement"). A "qualified publicly traded partnership" ("QPTP") is generally defined as a publicly traded partnership under Section 7704 of the Code, which is generally a partnership the interests in which are "traded on an established securities market" or are "readily tradable on a secondary market (or the substantial equivalent thereof)". However, for these purposes, a QPTP does not include a publicly traded partnership if 90% or more of its income is as described above.

Also, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund does not hold more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities (including securities of a QPTP) of such issuer), and no more than 25% of the value of the Fund's total assets may be invested in the securities of (i) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (ii) two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses or (iii) one or more QPTPs (the "Asset Diversification Requirement"). Each Fund intends to comply with these requirements.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is "de minimis," meaning that the failure does not exceed the lesser of 1% of the RIC's assets, or $10 million.

If for any taxable year a Fund does not qualify as a RIC, all of its taxable income will be subject to tax at the corporate income tax rate without any deduction for distributions to shareholders. In such event, the shareholders would recognize dividend income on distributions to the extent of such Fund's current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

Each Fund intends to distribute annually to its shareholders all or substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax on the amount retained. In that event, a Fund may designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax
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purposes, in their Shares by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder's income and the tax deemed paid by the shareholder. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by such Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service ("IRS").

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of Shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in such Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (that is, the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date such Fund acquired such stock. Accordingly, to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a Fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund's after-tax performance.

A RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

SECTIONS 351 AND 362

The Trust, on behalf of each Fund, has the right to reject an order for a purchase of Shares of a Fund if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Sections 351 and 362 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine deemed and beneficial share ownership for purposes of the 80% determination. Notwithstanding the foregoing, the Trust on behalf of any of the Funds may determine, pursuant to its procedures related to such orders, to accept an order in such circumstances.

To the extent a Fund acquires assets through one or more in-kind contributions that are intended to qualify for its contributing investors as tax-deferred transactions governed by Section 351 of the Code, the Fund’s carryover tax basis in such securities could be less than current fair market value and such Fund could, upon a taxable sale of such securities, recognize more capital gain or less capital loss than would have been the case if the Fund originally acquired such securities by purchase or through the issuance of Creation Units. Such a difference in tax basis, however, would not have an adverse effect in the event that the Fund distributes such securities in redeeming Creation Units.

If one or more of the in-kind contributions were to be determined later to fail to qualify for tax-deferred treatment, then a Fund would not take a carryover tax basis or holding period in the applicable contributed assets, which could negatively impact the Fund, the investors contributing the assets and other shareholders in the Fund. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets. This could result in distributions being treated as return of capital rather than as dividends or capital gain distributions. This also could result, in some circumstances, in the Fund’s failure to distribute all of its gains during an applicable year, which could result in the imposition of income tax on the Fund with respect to the undistributed gain and, in some circumstances, pose a risk that the Fund would lose its qualification as a regulated investment company.

The failure of a contribution to satisfy the requirements of Section 351 would cause the contribution to be treated as a taxable event for the contributing shareholder at the time of contribution. If such failure is not discovered until a later time, this could also cause the contributing shareholder to incorrectly calculate and report gain or loss on its disposition of its Fund shares.

The Trust will obtain a tax opinion in connection with contributions intended to satisfy the requirements of Section 351. Such opinion will conclude that such contributions, if made in accordance with the conditions set forth in the opinion, should be treated as non-taxable under the provisions of Section 351. Such an opinion is not binding on the IRS, and the IRS could determine different tax treatment for such contributions. Also, future changes in the Code or regulations and interpretations
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applicable to Section 351 could impact the tax treatment of such contributions. The Trust reserves the right to take any action with regard to the Fund as it deems appropriate in response to any such changes or guidance without notification to current or former investors in the Fund. Investors considering making in-kind contributions to the Fund are urged to consult their own tax advisors.

FOREIGN TAXES

It is expected that certain income of the Funds will be subject to foreign withholding taxes and other taxes imposed by countries in which the Funds invest. If a Fund is liable for foreign income taxes, including such withholding taxes and more than 50% of the value of a Fund's total assets at the close of the taxable year consists of stock or securities of foreign corporations, such Fund may file an election with the IRS to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund. The Funds expect to be able to make this election, though no assurance can be given that they will be able to do so. Pursuant to this election, a shareholder (a) will include in gross income (in addition to taxable dividends actually received) the shareholder's pro rata share of the foreign income taxes paid by a Fund; (b) will treat the shareholder's pro rata share of such foreign income taxes as having been paid by the shareholder; and (c) may, subject to certain limitations, be entitled either to deduct the shareholder's pro rata share of such foreign income taxes in computing the shareholder's taxable income or to use it as a foreign tax credit against U.S. income taxes. Shortly after any year for which a Fund makes such a pass-through election, the Fund will report to its shareholders, in writing, the amount per Share of such foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit.

If a Fund does not make the election, any foreign taxes paid or accrued will represent an expense to such Fund, which will reduce its net investment income. Absent this election, shareholders will not be able to claim either a credit or deduction for their pro rata shares of such taxes paid by the Fund, nor will shareholders be required to treat their pro rata shares of such taxes as amounts distributed to them.

The rules governing foreign tax credits are complex and, therefore, shareholders should consult their own tax advisors regarding the availability of foreign tax credits in their particular circumstances.

TAXATION OF FUND DISTRIBUTIONS

Distributions. Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income. Distributions of net realized long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of such Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits ("regular dividends") are generally subject to tax as ordinary income except as described below for qualified dividends.

Return of Capital. Distributions in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of such Fund, and as a capital gain thereafter (if the shareholder holds his Shares of such Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional Shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the Shares received equal to such amount. Dividends paid by a Fund that are attributable to dividends received by the Fund from domestic corporations may qualify for the federal dividends-received deduction for corporations.

Extraordinary Dividends. If an individual, trust or estate receives a regular dividend or qualified dividends qualifying for the long-term capital gains rates and such dividend constitutes an "extraordinary dividend," and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An extraordinary dividend on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Qualified Dividend Income. Distributions by a Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 20% to the extent the Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a
43

possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (and the Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code.

Qualified REIT Dividends and Income from QPTPs. Under the 2017 Tax Cuts and Jobs Act, "qualified REIT dividends" (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). A Fund may choose to report the special character of "qualified REIT dividends". A noncorporate shareholder receiving such dividends would treat them as eligible for the 20% deduction, provided Fund shares were held by the shareholder for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend). The amount of a RIC's dividends eligible for the 20% deduction for a taxable year is limited to the excess of the RIC's qualified REIT dividends for the taxable year over allocable expenses. The IRS continues to study whether conduit treatment of income from QPTPs (income from MLPs) for purposes of the 20% deduction by noncorporate taxpayers is appropriate in the context of publicly traded partnerships.

Corporate Dividends-Received Deduction. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

Medicare Tax. Certain U.S. shareholders, including individuals and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their "net investment income," which includes dividends from a Fund and net gains from the disposition of shares of a Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in a Fund.

EXCESS INCLUSION INCOME

Certain types of income received by a Fund from REITs, real estate mortgage investment conduits ("REMICs"), taxable mortgage pools ("TMPs") or other investments may cause a Fund to designate some or all of its distributions as "excess inclusion income." Such excess inclusion income may (1) constitute taxable income, as "unrelated business taxable income" ("UBTI") for Fund shareholders who would otherwise be tax-exempt, such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) as UBTI, cause a charitable remainder trust to be subject to a 100% excise tax on its UBTI; (3) not be offset against net operating losses for tax purposes; (4) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (5) cause a Fund to be subject to tax if certain "disqualified organizations" as defined by the Code are Fund shareholders.

TAXATION OF INCOME FROM CERTAIN FINANCIAL INSTRUMENTS AND PFICS

The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by a Fund including the effect of fluctuations in the value of foreign currencies, and investments in passive foreign investment companies, are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring such Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

Options, Futures, Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized (i) when the option contract expires, (ii) the option is exercised by the holder, or (iii) the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) a Fund's basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the
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securities purchased. The gain or loss that may arise in respect of any termination of a Fund's obligation under an option other than through the exercise of the option will be short-term gain or loss, depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of a Fund may trigger the U.S. federal income tax straddle rules of section 1092 of the Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not "deep in the money" may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are "in the money" although not "deep in the money" will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute "qualified dividend income" or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or fail to qualify for the 50% dividends-received deduction, as the case may be.

The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on futures contracts, equity indices and debt securities) will be governed by Section 1256 of the Code ("Section 1256 Contracts"). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 Contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of futures and options transactions, a Fund's transactions in other derivative instruments (e.g., forward contracts and swap agreements) as well as any of its other hedging, short sale or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance may be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid Fund-level tax. Each Fund will monitor its transactions, will make appropriate tax elections and will make appropriate entries in its books and records in order to mitigate the effect of these rules.

Certain of a Fund's investments in derivative instruments and foreign currency-denominated instruments, and any of a Fund's transactions in foreign currencies and hedging activities, are likely to produce a difference between a Fund's book income and the sum of its taxable income and net tax-exempt income (if any). If there is a difference between a Fund's book income and the sum of its taxable income and net tax-exempt income (if any), the Fund may be required to distribute amounts in excess of its book income or a portion of Fund distributions may be treated as a return of capital to shareholders. If a Fund's book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund's book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment.

Commodities. Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Requirement. Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. However, the portion of such rulings relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS’s position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates
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qualifying income for a corporation taxed as a regulated investment company). Accordingly, a Fund may decide to invest in certain commodity-linked notes only to the extent it obtains an opinion of counsel confirming that income from such investments should be qualifying income. In addition, a RIC may gain exposure to commodities through investment in a QPTP, such as an exchange-traded fund or ETF that is classified as a partnership and which invests in commodities. Accordingly, the extent to which a Fund invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Requirement, which the Fund must continue to satisfy to maintain its status as a RIC. A Fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement. If a Fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the Fund could fail to qualify as a RIC. In lieu of potential disqualification, a Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in a Fund's taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having "market discount." Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its "revised issue price") over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt obligation. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund's income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund's income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See "Higher-Risk Securities."

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having "acquisition discount" (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. A Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. A Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. To the extent such investments are permissible for a Fund, a Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether a Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other
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related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by a Fund, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Securities Lending. While securities are loaned out by a Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made "in lieu of" dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of federal income taxation for individuals on qualified dividends income, if otherwise available, nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made "in lieu of" dividends or interest may not qualify for the passthrough of foreign tax credits to shareholders.

Tax-Exempt Shareholders. A tax-exempt shareholder could recognize UBTI by virtue of its investment in a Fund if Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Furthermore, a tax-exempt shareholder may recognize UBTI if a Fund recognizes "excess inclusion income" derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund's investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts ("CRTs") that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a regulated investment company that recognizes "excess inclusion income." Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the regulated investment company that recognizes "excess inclusion income," then the RIC will be subject to a tax on that portion of its "excess inclusion income" for the taxable year that is allocable to such shareholders, at the corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. Each Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in a Fund.

Passive Foreign Investment Companies. A passive foreign investment company ("PFIC") is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from an active business and certain income received from related persons.

Equity investments by a Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, if a Fund is in a position to and elects to treat a PFIC as a "qualified electing fund" (i.e., make a "QEF election"), the Fund will be required to include its share of the PFIC's income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, a Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount
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required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if such Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

Foreign Currency Transactions. A Fund's transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the re-characterization of prior ordinary income distributions. Such ordinary income treatment may accelerate a Fund's distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years.

Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a Fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by such Fund. While the rules are not entirely clear with respect to a Fund investing in a partnership outside a master feeder structure, for purposes of testing whether a Fund satisfies the Asset Diversification Requirement, the Fund generally is treated as owning a pro rata share of the underlying assets of a partnership. In contrast, different rules apply to a partnership that is a QPTP. All of the net income derived by a Fund from an interest in a QPTP will be treated as qualifying income but the Fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a Fund to fail to qualify as a RIC. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a Fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise, or withholding tax liabilities.

If an MLP is treated as a partnership for U.S. federal income tax purposes (whether or not a QPTP), all or portion of the dividends received by a Fund from the MLP likely will be treated as a return of capital for U.S. federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs. Further, because of these accelerated deductions, on the disposition of interests in such an MLP, a Fund likely will realize taxable income in excess of economic gain with respect to those MLP interests (or if the Fund does not dispose of the MLP, the Fund could realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its Distribution Requirement. A Fund may have to borrow or liquidate securities to satisfy its Distribution Requirement and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at such time. In addition, any gain recognized, either upon the sale of a Fund's MLP interest or sale by the MLP of property held by it, including in excess of economic gain thereon, treated as so-called "recapture income," will be treated as ordinary income. Therefore, to the extent a Fund invests in MLPs, Fund shareholders might receive greater amounts of distributions from the Fund taxable as ordinary income than they otherwise would in the absence of such MLP investments.

Although MLPs are generally expected to be treated as partnerships for U.S. federal income tax purposes, some MLPs may be treated as PFICs or "regular" corporations for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a Fund can invest in MLPs and will impact the amount, character, and timing of income recognized by the Fund.

SALES OF SHARES

Sales, exchanges and redemptions (including redemptions in kind) of Fund Shares are taxable transactions for federal and state income tax purposes. A redemption of Shares by a Fund will be treated as a sale. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the Authorized Participant as part of the issue) and the Authorized Participant's aggregate basis in the securities surrendered (plus any cash paid by the Authorized Participant as part of the issue). An Authorized Participant who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the Authorized Participant's basis in the Creation Units (plus any cash paid by the Authorized Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash
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received by the Authorized Participant as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less assuming that such Creation Units are held as a capital asset.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund Shares held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such Shares.

COST BASIS REPORTING

Federal law requires that mutual fund companies or intermediaries report their shareholders' cost basis, gain/loss, and holding period to the IRS on the shareholders' Consolidated Form 1099s when "covered" securities are sold. Covered securities are any RIC and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

Each Fund or intermediaries (broker) will choose or has chosen a standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the broker will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. A broker's standing tax lot identification method is the method covered Shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the standing method and will be able to do so at the time of your purchase or upon the sale of covered Shares. Please refer to the appropriate IRS regulations or consult your tax advisor with regard to your personal circumstances. Shareholders will be notified as to which default tax lot identification method their broker will use.

For those securities defined as "covered" under current IRS cost basis tax reporting regulations, a Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. A broker is not responsible for the reliability or accuracy of the information for those securities that are not "covered." A Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

REPORTING

If a shareholder recognizes a loss with respect to a Fund's Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder may be required to file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

BACKUP WITHHOLDING

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Withholding is required on dividends and gross sales proceeds paid to any shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the IRS; (3) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). When withholding is required, the amount will be 24% of any distributions or proceeds paid. Amounts withheld may be applied to the shareholder’s federal income tax liability and the shareholder may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.

OTHER TAXES

Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

TAXATION OF NON-U.S. SHAREHOLDERS

Dividends paid to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or W-8BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, capital gain dividends reported shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the calendar year. Generally, dividends reported to shareholders as interest-related dividends paid from the Fund's qualified net interest income from U.S. sources and short-term capital gain dividends reported to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you were a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the calendar year. The Fund reserves the right to not report interest-related dividends or short-term capital gain dividends. Additionally, the Fund's reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

For foreign shareholders of a Fund, a distribution attributable to such Fund's sale of a REIT or other U.S. real property holding company will be treated as real property gain subject to withholding tax at the corporate income tax rate if 50% or more of the value of such Fund's assets are invested in REITs and other U.S. real property holding corporations and if the foreign shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution. A distribution from a Fund will be treated as attributable to a U.S. real property interest only if such distribution is attributable to a distribution received by such Fund from a REIT. Restrictions apply regarding wash sales and substitute payment transactions. Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, each Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

Under the Foreign Account Tax Compliance Act ("FATCA"), a 30% withholding tax is imposed on income dividends paid by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have been applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund Shares, however based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). Information about a shareholder in a Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

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Each prospective shareholder is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective shareholder's own situation, including investments through an intermediary.

NET ASSET VALUE

The NAV for each Fund is calculated by deducting all of the Fund's liabilities (including accrued expenses) from the total value of its assets (including the securities held by the Fund plus any cash or other assets, including interest and dividends accrued but not yet received) and dividing the result by the number of shares outstanding, and generally rounded to the nearest cent, although each Fund reserves the right to calculate its NAV to more than two decimal places. The NAV for each Fund will generally be determined by SEIGFS once daily Monday through Friday generally as of the regularly scheduled close of business of the Exchange (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Bond Market Association announces an early closing time.

In calculating a Fund's NAV, the Fund's investments are generally valued using market valuations. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board. A market valuation generally means a valuation (i) obtained from an exchange, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund's published NAV per share. SEIGFS may use various pricing services or discontinue the use of any pricing service.

In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by a Fund's Board of Trustees. A price obtained from a pricing service based on such pricing service's valuation matrix may be used to fair value a security. The frequency with which a Fund's investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the "Securities Act")); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund's NAV is computed and that may materially affect the value of the Fund's investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by the Fund's Underlying Index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's Underlying Index.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Adviser as investment adviser. Any use of fair value prices, current market valuations or exchange rates different from the prices and rates used by the Index Provider may adversely affect a Fund's ability to track its Underlying Index.

Each Fund will publish the following information on the Fund’s website for each portfolio holding that will form the basis of the next calculation of current net asset value per share: (A) the ticker symbol (if available); (B) CUSIP or other identifier; (C) a description of the holding; (D) quantity of each security or other asset held; and (E) the percentage weight of the holding in the portfolio.

DISTRIBUTION AND SERVICE PLAN

The Board of Trustees of the Trust has adopted a distribution and services plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its Shares
51

and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No Rule 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of each Fund's assets on an ongoing basis, these fees will increase the cost of your investment in the Funds. By purchasing Shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing Shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of FINRA. The net income attributable to Shares will be reduced by the amount of distribution fees and service fees and other expenses.

DIVIDENDS AND DISTRIBUTIONS

GENERAL POLICIES

Dividends from net investment income, including any net foreign currency gains, are declared and paid at least annually and any net realized securities gains are distributed at least annually. To improve tracking error or comply with the distribution requirements of the Code, dividends may be declared and paid more frequently than annually for certain funds. Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional Shares of the Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of shares are distributed on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

DIVIDEND REINVESTMENT SERVICE

No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market.

OTHER INFORMATION

INDEPENDENT TRUSTEE COUNSEL

Stradley Ronon Stevens & Young, LLP, with offices at 2000 K Street N.W., Suite 700, Washington, DC 20006, is Fund Counsel and Counsel to the Independent Trustees of the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP will serve as the Funds' independent registered public accounting firm for the fiscal year ending November 30, 2026 and for subsequent periods.

SECURITIES LENDING AGENTS

The Bank of New York Mellon and Mitsubishi UFJ Trust and Banking Corporation serve as the securities lending agents for the Trust.

ADDITIONAL INFORMATION

The Prospectus and this SAI do not contain all the information included in the registration statement filed with the SEC under the Securities Act with respect to the securities offered by the Trust's Prospectus. Certain portions of the registration statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.
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Statements contained in the Prospectus or in this SAI as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the registration statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference.
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Appendix A

Description of Corporate Bond Ratings

Following are expanded explanations of the ratings shown in the Prospectus and this SAI.

Description of Moody's Investors Service, Inc. - Global Long-Term Obligation Ratings

Ratings assigned on Moody's global long-term rating scale are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Such ratings have been published by Moody's Investors Service, Inc. and Moody's Analytics Inc.

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a "(hyb)" indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody's Investors Service, Inc. - National Long-Term Scale Ratings

Moody's long-term National Scale Ratings (NSRs) are opinions of the relative creditworthiness of issuers and financial obligations within a particular country. NSRs are not designed to be compared among countries; rather, they address relative credit risk within a given country. Moody's assigns national scale ratings in certain local capital markets in which investors have found the global rating scale provides inadequate differentiation among credits or is inconsistent with a rating scale already in common use in the country. In each specific country, the last two characters of the rating indicate the country in which the issuer is located (e.g., Aaa.br for Brazil).

Aaa.n: Issuers or issues rated Aaa.n demonstrate the strongest creditworthiness relative to other domestic issuers.

Aa.n: Issuers or issues rated Aa.n demonstrate very strong creditworthiness relative to other domestic issuers.

A.n: Issuers or issues rated A.n present above-average creditworthiness relative to other domestic issuers.
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Baa.n: Issuers or issues rated Baa.n represent average creditworthiness relative to other domestic issuers.
Ba.n: Issuers or issues rated Ba.n demonstrate below-average creditworthiness relative to other domestic issuers.

B.n: Issuers or issues rated B.n demonstrate weak creditworthiness relative to other domestic issuers.

Caa.n: Issuers or issues rated Caa.n demonstrate very weak creditworthiness relative to other domestic issuers.

Ca.n: Issuers or issues rated Ca.n demonstrate extremely weak creditworthiness relative to other domestic issuers.

C.n: Issuers or issues rated C.n demonstrate the weakest creditworthiness relative to other domestic issuers.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. National scale long-term ratings of D.ar and E.ar may also be applied to Argentine obligations.

Description of S&P Global Ratings' - Long-Term Issue Credit Ratings*

Issue credit ratings are based, in varying degrees, on S&P Global Ratings' analysis of the following considerations:

•Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•Nature and provisions of the obligation, and the promise S&P Global Ratings imputes.

•Protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA: An obligation rated 'AAA' has the highest rating assigned by S&P Global Ratings. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C: Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

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CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D: An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to 'D' if it is subject to a distressed exchange offer.

*The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Description of DBRS - Long Term Obligation Ratings:

The DBRS® long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories "(high)" and "(low)". The absence of either a "(high)" or "(low)" designation indicates the rating is in the middle of the category.

AAA: Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

AA: Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

A: Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.

BBB: Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

BB: Speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

B: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

CCC, CC, C: Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.

D: When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a "distressed exchange."

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PART C
OTHER INFORMATION

Item 28.

(a)	1	Certificate of Trust dated March 6, 2008. 1/
	2	Declaration of Trust dated September 8, 2008. 34/
	3	Amended and Restated Schedule A to the Declaration of Trust dated March 4, 2026. 40/
(b)	1	By-Laws of the Registrant dated September 8, 2008. 34/
	2	Amendment to By-Laws of the Registrant dated February 18, 2020. 34/
(c)
Instruments Defining Rights of Security Holders, reference is made to: Article III, V, VI and VIII of the Declaration of Trust; Article III and VIII of the By-Laws; and Part B Statement of Additional Information - Item 22.

(d)	1	Investment Advisory Agreement dated July 2, 2018. 6/
	2	Amended and Restated Exhibit A to the Investment Advisory Agreement dated March 4, 2026. 40/
	3	Sub-Advisory Agreement between Global X Funds and Mirae Asset Global Investments (USA) LLC dated May 14, 2020. 12/
	4	Amendment to Sub-Advisory Agreement between Global X Funds and Mirae Asset Global Investments (USA) LLC dated March 4, 2025. 35/
	5	Sub-Advisory Agreement between Global X Funds and Mirae Asset Global Investments (Hong Kong) Limited dated October 25, 2022. 23/
	6	Investment Advisory and Management Agreement between Global X Management Company LLC and the Global X Bitcoin Strategy Subsidiary I Limited dated November 9, 2021. 17/
	7	Investment Advisory and Management Agreement between Global X Management Company LLC and the Global X Bitcoin Trend Strategy Subsidiary Limited dated September 11, 2023. 30/
	8	Investment Advisory and Management Agreement between Global X Management Company LLC and the Global X Bitcoin Covered Call Subsidiary Limited dated September 15, 2025. 38/
	9	Investment Advisory and Management Agreement between Global X Management Company LLC and the Global X Commodity Strategy Subsidiary Limited dated November 20, 2025. 39/
	10	Investment Advisory and Management Agreement between Global X Management Company LLC and the Global X Ethereum Covered Call Subsidiary Limited dated November 20, 2025. 39/
(e)	1	Distribution Agreement dated October 24, 2008. 34/
	2	Form of Authorized Participant Agreement. 39/
	3	Amendment Number Six to the Distribution Agreement dated August 1, 2020. 13/
(f)		Not Applicable.
(g)	1	Custodian Agreement with Brown Brothers Harriman & Co. ("BBH") dated October 20, 2008. 34/
	2	Amendment to the Custodian Agreement with BBH dated July 19, 2017. 15/
	3	Amendment to the Custodian Agreement with BBH dated August 16, 2019. 9/
	4	Amendment to the Custodian Agreement with BBH dated October 24, 2019. 11/
	5	Amendment to the Custodian Agreement with BBH dated August 4, 2021. 16/
	6	Amendment to the Custodian Agreement with BBH dated March 1, 2023. 26/
	7	Amendment to the Custodian Agreement with BBH dated June 2, 2023. 27/
	8	Amendment to the Custodian Agreement with BBH dated July 25, 2023. 28/
	9	Amendment to the Custodian Agreement with BBH dated October 25, 2023. 29/
	10	Amendment to the Custodian Agreement with BBH dated March 28, 2024. 31/
	11	Amendment to the Custodian Agreement with BBH Schedule A dated June 18, 2025. 36/
	12	Amendment to the Custodian Agreement with BBH dated January 23, 2026. 39/
	13	Amendment to the Custodian Agreement with BBH dated June 18, 2026. 42/
	14	Custodian Agreement with The Bank of New York Mellon (“BNY”) dated September 27, 2022. 21/
	15	Amendment to the Custodian Agreement with BNY Appendix I dated August 6, 2026. 43/
	16	Amendment to the Custodian Agreement with BNY Schedule I dated February 3, 2026. 39/
	17	Foreign Custody Manager Agreement with BNY dated December 7, 2022. 24/
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	18	Amendment to Foreign Custody Manager Agreement with BNY Annex I dated August 6, 2026. 43/
(h)	1	Transfer Agency Services Agreement with BBH dated November 7, 2008. 34/
	2	Amendment to the Transfer Agency Services Agreement with BBH dated July 19, 2017. 15/
	3	Amendment to the Transfer Agency Services Agreement with BBH dated June 13, 2019. 9/
	4	Amendment to the Transfer Agency Services Agreement with BBH dated August 4, 2021. 16/
	5	Amendment to the Transfer Agency Services Agreement with BBH dated March 1, 2023. 26/
	6	Amendment to the Transfer Agency Services Agreement with BBH dated June 2, 2023. 27/
	7	Amendment to the Transfer Agency Services Agreement with BBH dated July 25, 2023. 28/
	8	Amendment to the Transfer Agency Services Agreement with BBH dated October 25, 2023. 29/
	9	Amendment to the Transfer Agency Services Agreement with BBH dated March 28, 2024. 31/
	10	Amendment to the Transfer Agency Services Agreement with BBH Appendix A dated January 23, 2026. 39/
	11	Transfer Agency and Service Agreement with BNY dated September 20, 2022. 21/
	12	Amendment to the Transfer Agency Services Agreement with BBH dated June 18, 2026. 42/
	13	Amendment to the Transfer Agency and Service Agreement with BNY dated August 6, 2026. 43/
	14	Supervision and Administration Agreement dated October 20, 2008. 34/
	15	Amended and Restated Supervision and Administration Agreement dated July 2, 2018. 7/
	16	Supervision and Administration Agreement with respect to certain Global X Funds dated September 25, 2019. 10/
	17	Amended and Restated Schedule A dated July 21, 2026 to the Amended and Restated Supervision and Administration Agreement dated July 2, 2018. 43/
	18	Amended and Restated Schedule A dated March 4, 2026 to the Amended and Restated Supervision and Administration Agreement dated September 25, 2019. 40/
	19	Sub-Administration Agreement with SEI Investments Global Funds Services dated November 25, 2008. 34/
	20	Amendment Number Twenty-Six dated February 1, 2016 to Sub-Administration Agreement. 4/
	21	Amendment Number Thirty-One dated February 17, 2017 to Sub-Administration Agreement. 5/
	22	Amendment Number Thirty-Seven dated February 21, 2019 to Sub-Administration Agreement. 9/
	23	Amendment Number Forty-Two dated July 1, 2020 to Sub-Administration Agreement (redacted). 13/
	24	Amendment Number Fifty dated February 25, 2022 to Sub-Administration Agreement (redacted). 18/
	25	Amendment Number Fifty-Two (Schedule II and III) dated September 1, 2022 to Sub-Administration Agreement. 20/
	26	Form of Amendment Number Sixty-One (Schedule III) to Sub-Administration Agreement. 33/
	27	Amendment Number Sixty-Three (Schedule I) dated January 24, 2025 to Sub-Administration Agreement. 34/
	28	Amendment Number Sixty-Four (Schedule I) dated March 4, 2025 to Sub-Administration Agreement. 34/
	29	Amendment Number Sixty-Seven (Schedule I) dated September 30, 2025 to Sub-Administration Agreement. 40/
	30	Amendment Number Sixty-Nine (Schedule I) dated January 28, 2026 to Sub-Administration Agreement. 39/
	31	Amendment Number Seventy-Two (Schedule I) dated July 30, 2026 to Sub-Administration Agreement. 43/
	32	Amended and Restated Sub-License Agreement dated November 4, 2013. 8/
	33	Index License Agreement dated April 15, 2022. 19/
	34	Index License Agreement Amendment Exhibit A dated September 18, 2024. 33/
	35	Expense Limitation Agreement for Global X S&P 500® Quality Dividend ETF. 10/
	36	Expense Limitation Agreement for Global X Information Technology Covered Call & Growth ETF. 39/
	37	Expense Limitation Agreement for Global X SuperDividend® ETF. 39/
	38	Expense Limitation Agreement for Global X U.S. 500 Income Edge ETF and Global X Nasdaq-100® Income Edge ETF 39/
39
Expense Limitation Agreement for Global X PureCap MSCI Consumer Discretionary ETF, Global X PureCap MSCI Communication Services ETF, Global X PureCap MSCI Information Technology ETF, Global X PureCap MSCI Consumer Staples ETF, and Global X PureCap MSCI Energy ETF. 40/

	40	Expense Limitation Agreement for Global X Adaptive Risk Managed Yield ETF. 41/
41
Expense Limitation Agreement for Global X PureCap MSCI Financials ETF, Global X PureCap MSCI Health Care ETF, Global X PureCap MSCI Industrials ETF, Global X PureCap MSCI Materials ETF, Global X PureCap MSCI Utilities ETF, and Global X PureCap MSCI Real Estate ETF. **

	42	Form of Rule 12d1-4 Fund of Funds Investment Agreement. 37/
58

(i)		Opinion and Consent of Stradley Ronon Stevens & Young, LLP. **
(j)		Not applicable.
(k)		Not applicable.
(l)		Initial Capital Agreement. 2/
(m)	1	Distribution and Service Plan dated September 26, 2008. 34/
	2	Amended and Restated Schedule A to the Distribution and Service Plan dated January 26, 2026. 39/
(n)		Not applicable.
(o)		Not applicable.
(p)	1	Code of Ethics of Global X Funds and Global X Management Company LLC. 22/
	2	Code of Ethics of Distributor. 3/
	3	Code of Ethics of Mirae Asset Global Investments (USA) LLC. 14/
	4	Code of Ethics of Mirae Asset Global Investments (Hong Kong) Limited. 25/
	5	Powers of Attorney dated September 18, 2024. 32/

**Filed herein.
*To be filed by Amendment.

1/ Incorporated by reference from the Registrant’s initial Registration Statement, SEC File No. 333-151713, filed June 17, 2008.

2/ Incorporated by reference from the Registrant’s Pre-effective Amendment #2, SEC File No. 333-151713, filed October 27, 2008.

3/ Incorporated by reference from the Registrant’s Post-effective Amendment #2, SEC File No. 333-151713, filed January 20, 2009.

4/ Incorporated by reference from the Registrant's Post-effective Amendment # 331, SEC File No. 333-151713, filed March 24, 2016.

5/ Incorporated by reference from the Registrant's Post-effective Amendment # 424, SEC File No. 333-151713, filed March 1, 2017.

6/ Incorporated by reference from the Registrant’s Post-effective Amendment # 525, SEC File No. 333-151713, filed July 3, 2018.

7/ Incorporated by reference from the Registrant’s Post-effective Amendment # 550, SEC File No. 333-151713, filed October 19, 2018.

8/ Incorporated by reference from the Registrant’s Post-effective Amendment #573, SEC File No. 333-151713, filed April 2, 2019.

9/ Incorporated by reference from the Registrant’s Post-effective Amendment #582, SEC File No. 333-151713, filed September 3, 2019.

10/ Incorporated by reference from the Registrant’s Post-effective Amendment #587, SEC File No. 333-151713, filed September 25, 2019.

11/ Incorporated by reference from the Registrant’s Post-effective Amendment #591, SEC File No. 333-151713, filed February 24, 2020.

12/ Incorporated by reference from the Registrant’s Post-effective Amendment #599, SEC File No. 333-151713, filed May 20, 2020.

13/ Incorporated by reference from the Registrant’s Post-effective Amendment #616, SEC File No. 333-151713, filed August 24, 2020.

59

14/ Incorporated by reference from the Registrant’s Post-effective Amendment #626, SEC File No. 333-151713, filed September 29, 2020.

15/ Incorporated by reference from the Registrant’s Post-effective Amendment #647, SEC File No. 333-151713, filed July 20, 2021.

16/ Incorporated by reference from the Registrant’s Post-effective Amendment #649, SEC File No. 333-151713, filed August 6, 2021.

17/ Incorporated by reference from the Registrant’s Post-effective Amendment #658, SEC File No. 333-151713, filed November 9, 2021.

18/ Incorporated by reference from the Registrant’s Post-effective Amendment #671, SEC File No. 333-151713, filed April 5, 2022.

19/ Incorporated by reference from the Registrant’s Post-effective Amendment #674, SEC File No. 333-151713, filed April 22, 2022.

20/ Incorporated by reference from the Registrant’s Post-effective Amendment #681, SEC File No. 333-151713, filed September 23, 2022.

21/ Incorporated by reference from the Registrant’s Post-effective Amendment #683, SEC File No. 333-151713, filed September 27, 2022.

22/ Incorporated by reference from the Registrant’s Post-effective Amendment #685, SEC File No. 333-151713, filed November 3, 2022.

23/ Incorporated by reference from the Registrant’s Post-effective Amendment #686, SEC File No. 333-151713, filed November 23, 2022.

24/ Incorporated by reference from the Registrant’s Post-effective Amendment #707, SEC File No. 333-151713, filed February 27, 2023.

25/ Incorporated by reference from the Registrant’s Post-effective Amendment #716, SEC File No. 333-151713, filed March 29, 2023.

26/ Incorporated by reference from the Registrant’s Post-effective Amendment #722, SEC File No. 333-151713, filed April 20, 2023.

27/ Incorporated by reference from the Registrant’s Post-effective Amendment #729, SEC File No. 333-151713, filed June 15, 2023.

28/ Incorporated by reference from the Registrant’s Post-effective Amendment #742, SEC File No. 333-151713, filed July 31, 2023.

29/ Incorporated by reference from the Registrant’s Post-effective Amendment #769, SEC File No. 333-151713, filed January 29, 2024.

30/ Incorporated by reference from the Registrant’s Post-effective Amendment #775, SEC File No. 333-151713, filed February 23, 2024.

31/ Incorporated by reference from the Registrant’s Post-effective Amendment #785, SEC File No. 333-151713, filed April 17, 2024.

32/ Incorporated by reference from the Registrant’s Post-effective Amendment #804, SEC File No. 333-151713, filed September 19, 2024.

33/ Incorporated by reference from the Registrant’s Post-effective Amendment #806, SEC File No. 333-151713, filed December 4, 2024.
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34/ Incorporated by reference from the Registrant’s Post-effective Amendment #814, SEC File No. 333-151713, filed March 26, 2025.

35/ Incorporated by reference from the Registrant’s Post-effective Amendment #822, SEC File No. 333-151713, filed May 28, 2025.

36/ Incorporated by reference from the Registrant’s Post-effective Amendment #825, SEC File No. 333-151713, filed June 30, 2025.

37/ Incorporated by reference from the Registrant’s Post-effective Amendment #827, SEC File No. 333-151713, filed July 29, 2025.

38/ Incorporated by reference from the Registrant's Post-effective Amendment #834, SEC File No. 333-151713, filed September 17, 2025.

39/ Incorporated by reference from the Registrant's Post-effective Amendment #862, SEC File No. 333-151713, filed February 26, 2026.

40/ Incorporated by reference from the Registrant's Post-effective Amendment #871, SEC File No. 333-151713, filed March 27, 2026.

41/ Incorporated by reference from the Registrant's Post-effective Amendment #883, SEC File No. 333-151713, filed June 4, 2026.

42/ Incorporated by reference from the Registrant's Post-effective Amendment #890, SEC File No. 333-151713, filed July 21, 2026.

43/ Incorporated by reference from the Registrant's Post-effective Amendment #895, SEC File No. 333-151713, filed August 14, 2026.

Item 29. Persons Controlled by or Under Common Control with the Fund

None.

Item 30. Indemnification

Section 3 of Article VII of the Registrant’s Declaration of Trust filed as Exhibit (a)(2) to the Registrant’s Registration Statement provides that, subject to the exceptions and limitations contained in the By-Laws, each Trustee or officer of the Registrant (“Covered Person”) shall be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with the defense of any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof; and that expenses in connection with the defense of any proceeding of the character described above shall be advanced by the Trust to the Covered Person from time to time prior to final disposition of such proceeding to the fullest extent permitted by law. No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant.

The Registrant’s financial obligations arising from the indemnification provided herein or in the By-Laws may be insured by policies maintained by the Registrant, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Registrant’s personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

Expenses in connection with the defense of any proceeding of the character described in paragraph (a) of Section 3 may be advanced by the Registrant (or its series) from time to time prior to final disposition of the proceeding upon receipt of an
61

undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Registrant (or series) if it is ultimately determined that he is not entitled to indemnification under Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither “interested persons” of the Registrant nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

Section 2 of Article VII of the Registrant’s By-Laws filed as Exhibit (b) to the Registrant’s Registration Statement further provides that, with respect to indemnification of the Trustees and officers, the Registrant shall, subject to certain exceptions and limitations, indemnify its Trustees and officers to the fullest extent consistent with state law and the 1940 Act. Without limitation of the foregoing, the Registrant shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Registrant, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The Registrant may, to the fullest extent consistent with law, indemnify each person who is serving or has served at the request of the Registrant as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by Article VII shall continue as to a person who has ceased to be a Trustee or officer of the Registrant. In no event will any revision, amendment or change to the By-Laws affect in any manner the rights of any Trustee or officer of the Trust to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Trustee or officer in connection with any proceeding in which the Trustee or officer becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust (including any amount paid or incurred by the Trustee or officer in the settlement of such proceeding) with respect to any act or omission of such Trustee or officer that occurred or is alleged to have occurred prior to the time such revision, amendment or change to the By-Laws is made.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Section 7 of Article III of the Registrant’s Declaration of Trust, filed as Exhibit (a)(2) to the Registrant’s Registration Statement, also provides for the indemnification of shareholders of the Registrant. Section 7 states as follows:

If any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person’s acts or omissions, the Shareholder or former Shareholder (or such Person’s heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust, on behalf of the applicable Series, may, at its option, assume the defense of any such claim made against such Shareholder. Neither the Trust nor the applicable Series shall be responsible for satisfying any obligation arising from such a claim that has been settled by the Shareholder without the prior written notice to, and consent of, the Trust.

62

Item 31. Business and Other Connections of the Investment Adviser

(a) Global X Management Company LLC ("GXMC") serves as investment adviser to the Fund and provides investment supervisory services. GXMC is an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co. Ltd. Information as to the officers and directors of GXMC is included in its Form ADV last filed with the Securities and Exchange Commission (SEC File No. 801-69093) and is incorporated herein by reference.

Set forth below is a list of officers and directors of GXMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name and Position	Principal Business(es) During the Last Two Fiscal Years
Ryan O'Connor, Chief Executive Officer	President (since 1/2025) and Chief Executive Officer, (since 4/2024), GXMC; Global Head of ETF Product (2021-2024)
Joseph Costello, Chief Compliance Officer	Chief Compliance Officer, GXMC (since 9/2016)
Alex Ashby, Chief Operating Officer	Chief Operating Officer, GXMC (since 11/2023); Interim Chief Financial Officer, GXMC (3/2024-4/2024); Head of Product Development, GXMC (2019-2024)
Eric Olsen, Head of Finance	Head of Finance, GXMC (since 4/2024); Director of Accounting, SEI Investment Manager Services (2021 to 4/2024)
Jasmin Ali, Secretary and General Counsel	Secretary and Head of People (since 8/2024) and General Counsel (since 6/2024), GXMC; Associate, Simpson Thacher & Bartlett LLP (2021-2024)
Margaret Mo, Assistant Secretary and Associate General Counsel	Assistant Secretary (since 1/2025) and Associate General Counsel (since 11/2024), GXMC; Senior Counsel, Vice President, Cohen & Steers Capital Management, Inc. (2018-2024)

(b) Mirae Asset Global Investments (USA) LLC serves as the sub-advisor for the Global X Emerging Markets Bond ETF and the Global X Investment Grade Corporate Bond ETF. Mirae Asset Global Investments (USA) LLC, an indirectly majority-owned subsidiary of Mirae Asset Global Investments Co., Ltd., was organized in 2008 for the purpose of providing advisory services to investment companies and other clients.

Set forth below is a list of the principal officers and directors of Mirae Asset Global Investments (USA) LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years:

Name and Position	Principal Business(es) During the Last Two Fiscal Years
Joon Hyuk Heo, CFA, Co-Chief Executive Officer since December 2022; Head of Global Fixed Income Investments since May 2011; Chief Compliance Officer since July 2025	None
Thomas Park, Co-Chief Executive Officer since December 2022	None

(c) Mirae Asset Global Investments (Hong Kong) Limited serves as the sub-advisor for the Global X Emerging Markets ex-China ETF and Global X Emerging Markets Great Consumer ETF. Mirae Asset Global Investments (Hong Kong) Limited, a wholly owned subsidiary of Mirae Asset Global Investments Co., Ltd., was organized in 2003 and is responsible for managing the wider Mirae Asset Group's Asia Pacific ex-Japan equity products and for sales and distribution activities in the Asia Pacific region.

Set forth below is a list of the principal officers and directors of Mirae Asset Global Investments (Hong Kong) Limited, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years:

63

Name and Position	Principal Business(es) During the Last Two Fiscal Years
Wanyoun Cho and Director since January 2023	None
Olivia Chan, Chief Compliance Officer since January 2024	None

Item 32. Principal Underwriters

(a)	Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors' Inner Circle Fund	November 14, 1991
The Advisors' Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
SEI Offshore Opportunity Fund II, Ltd.	September 1, 2005
ProShares Trust	November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)	January 8, 2007
SEI Offshore Advanced Strategy Series SPC	July 31, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
SEI Special Situations Fund, Ltd.	July 1, 2009
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds Trust	September 8, 2010
Adviser Managed Trust	December 10, 2010
SEI Core Property Fund, LP	January 1, 2011
New Covenant Funds	March 23, 2012
KraneShares Trust	December 18, 2012
The Advisors’ Inner Circle Fund III	February 12, 2014
SEI Catholic Values Trust	March 24, 2015
SEI Hedge Fund SPC	June 26, 2015
SEI Energy Debt Fund, LP	June 30, 2015
Gallery Trust	January 8, 2016
City National Rochdale Select Strategies Fund	March 1, 2017
City National Rochdale Strategic Credit Fund	May 16, 2018
Symmetry Panoramic Trust	July 23, 2018
Frost Family of Funds	May 31, 2019
64

SEI Vista Fund, Ltd.	January 20, 2021
Wilshire Private Assets Fund	March 22, 2021
Catholic Responsible Investments Funds	November 17, 2021
SEI Exchange Traded Funds	May 18, 2022
SEI Global Private Assets VI, L.P.	July 29, 2022
Quaker Investment Trust	June 8, 2023
SEI Alternative Income Fund	September 1, 2023

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)	Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Position and Offices with Registrant
Paul F. Klauder	President, Chief Executive Officer & Director	—
John C. Munch	General Counsel & Secretary	—
William M. Doran	Director	—
John Alshefski	Director	—
Kevin Crowe	Director	—
Jason McGhin	Vice President & Chief Operations Officer	—
John P. Coary	Vice President, Chief Financial Officer & Treasurer	—
Jennifer H. Campisi	Chief Compliance Officer, Assistant Secretary & Anti-Money Laundering Officer	—
William M. Martin	Vice President	—
Christopher Rowan	Vice President	—
Judith A. Rager	Vice President	—
Gary Michael Reese	Vice President	—
Robert M. Silvestri	Vice President	—
65

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the: (a) Registrant; (b) Investment Adviser; (c) Principal Underwriter; (d) Administrator; (e) Transfer Agent/Custodian; and (f) Investment Sub-Adviser. The address of each is as follows:

(a)	Registrant Global X Funds 605 3rd Avenue, 43rd Fl New York, NY 10158
(b)	Investment Adviser Global X Management Company LLC 605 3rd Avenue, 43rd Fl New York, NY 10158
(c)	Principal Underwriter SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456
(d)	Sub-Administrator SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456
(e)	Custodian and Transfer Agent The Bank of New York Mellon 240 Greenwich Street New York, New York 10286 Custodian and Transfer Agent Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110
(f)
Investment Sub-Adviser
Mirae Asset Global Investments (USA) LLC
1212 Avenue of the Americas, 10th Fl
New York, NY 10036

Investment Sub-Adviser
Mirae Asset Global Investments (Hong Kong) Limited
Unit 1101, 11/F, Lee Garden Three
1 Sunning Road
Causeway Bay, Hong Kong

Item 34. Management Services

Not Applicable.

Item 35. Undertakings

Not Applicable.

66

EXHIBIT LIST

(h)	41
Expense Limitation Agreement for Global X PureCap MSCI Financials ETF, Global X PureCap MSCI Health Care ETF, Global X PureCap MSCI Industrials ETF, Global X PureCap MSCI Materials ETF, Global X PureCap MSCI Utilities ETF, and Global X PureCap MSCI Real Estate ETF.

(i)		Opinion and Consent of Stradley Ronon Stevens & Young, LLP.

67

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 896 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on this 17th day of August, 2026.

Global X Funds

By: /s/ Ryan O'Connor
Ryan O'Connor

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Ryan O'Connor	Trustee, President	August 17, 2026
Ryan O'Connor

/s/ Eric Olsen	Chief Financial Officer, Treasurer and Principal Accounting Officer	August 17, 2026
Eric Olsen

*	Trustee	August 17, 2026
Charles A. Baker

*	Trustee	August 17, 2026
Toai Chin

*	Trustee	August 17, 2026
Clifford J. Weber

*/s/ Ryan O'Connor
Attorney-In-Fact, pursuant to power of attorney

68